UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund:	Quantitative Master Series LLC
Master Core Bond Enhanced Index Series
Master Enhanced International Series
Master Enhanced S&P 500 Series
Master Enhanced Small Cap Series
Master Extended Market Index Series
Master Mid Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 12/31/2010

Item 1 – Report to Stockholders

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC Annual Report, December 31, 2010

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the 12-month period ended December 31, 2010, the Master Core Bond Enhanced Index Series (the “Series”), a Series of Quantitative Master Series LLC returned 7.22%, outperforming the benchmark Barclays Capital U.S. Aggregate Bond Index, which returned 6.54% for the same period.

What factors influenced performance?

•

In the first six months of the time period, a longer duration relative to the benchmark benefited performance, since interest rates generally moved lower during this time. In addition, over the entire time period, our exposures to spread sectors of the market (including non-agency residential mortgage-backed securities, commercial mortgage-backed securities and investment-grade credit) were strong contributors to overall performance. This was particularly evident during the latter part of 2010 when the Federal Reserve Board announced, and then implemented, plans to implement additional quantitative easing measures, which caused spread sectors of the market to outperform Treasuries. Finally, security selection within the investment-grade credit sector and coupon selection within agency mortgage-backed securities were positive contributors to performance.

•

While our overweight positions in spread sectors were net contributors to relative performance for the period as a whole, these positions detracted from performance in the spring of 2010 during the height of the Greek sovereign debt crisis. During this time, spreads widened noticeably when the funding crisis fueled a flight-to-quality in the bond markets. Corporate bond exposure in particular was detrimental to performance as corporates were among the worst-performing of the spread sectors. Additionally, the steepening of the yield curve in the last several months of the year hurt relative performance since the Series was positioned to benefit from a flatter yield curve. Finally, underweight positions in agency mortgage-backed securities and security selection within the commercial mortgage-backed securities sector toward the end of the year detracted from relative performance.

Describe recent portfolio activity.

•

Over the last twelve months, the Series was underweight agency mortgage-backed securities, but we began reducing this underweight during November and December. We also reduced the Series’ overweight position in investment-grade corporate debt when spreads tightened to levels that appeared less attractive compared to alternatives. During the period, we retained overweight positions in commercial mortgage-backed securities and asset-backed securities and maintained allocations to non-agency mortgage-backed securities.

Describe portfolio positioning at period end.

•

At period end, the Series had a neutral duration relative to the benchmark index, and was biased toward a flattening yield curve via underweight positions in the front end of the curve. The Series was modestly overweight agency mortgage-backed securities and had a close-to-neutral weighting of investment-grade corporate debt.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	1

Master Core Bond Enhanced Index Series

Portfolio Information as of December 31, 2010

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa[2]	74%
AA/Aa	9
A	8
BBB/Baa	7
CCC/Caa	2

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

[2]	Includes U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations, which are deemed AAA/Aaa by the investment advisor.

The Benefits and Risks of Leveraging

The Series may utilize leverage to seek to enhance the yield. However, these objectives cannot be achieved in all interest rate environments. The Series may utilize leverage by entering into treasury rolls.

In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Series on its longer-term portfolio investments. To the extent that the total assets of the Series (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Series’ investors will benefit from the incremental net income.

Furthermore, the value of the Series’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of the portfolio investments. Changes in interest rates can influence the Series positively or negatively in addition to the impact on the Series’ performance from leverage.

The use of leverage may enhance opportunities for increased income to the Series, but as described above, it also creates risks as short- or long-term interest rates fluctuate. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Series’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Series’ net income will be less than if leverage had not been used, and therefore the amount available for distribution will be reduced. The Series may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Series to incur losses. The use of leverage may limit the Series’ ability to invest in certain types of securities or use certain types of hedging strategies. The Series will incur expenses in connection with the use of leverage, all of which are borne by the Series and may reduce investment income.

2	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Master Core Bond Enhanced Index Series

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, options and swaps, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, interest rate and/or other risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	3

Schedule of Investments December 31, 2010	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

321 Henderson Receivables I LLC, Class A (a):
Series 2010-1A, 5.56%, 7/15/59	$707	$730,911
Series 2010-3A, 3.82%, 12/15/48	804	791,422
Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/15/13 (a)	1,490	1,502,902
Capital One Multi-Asset Execution Trust:
Series 2004-A8, Class A8, 0.39%, 8/15/14 (b)	1,810	1,806,664
Series 2008-A5, Class A5, 4.85%, 2/18/14	830	840,327
Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.36%, 5/16/16 (a)(b)	745	754,233
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A, 2.06%, 4/16/18 (a)	405	403,043
Ford Credit Floorplan Master Owner Trust, Class A (b):
Series 2006-4, 0.51%, 6/15/13	355	353,972
Series 2010-1, 1.91%, 12/15/14 (a)	645	656,826
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010-1A, Class A, 4.25%, 1/15/22 (a)	1,000	1,005,162
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1, 0.35%, 5/25/37 (b)	242	237,806
SLM Student Loan Trust (b):
Series 2005-4, Class A2, 0.37%, 4/26/21	479	477,512
Series 2008-5, Class A3, 1.59%, 1/25/18	630	647,492
Series 2008-5, Class A4, 1.99%, 7/25/23	1,700	1,768,148
Series 2010-C, Class A1, 1.91%, 12/15/17 (a)	453	452,744
Santander Drive Auto Receivables Trust:
Series 2010-3, Class A2, 0.93%, 6/17/13	1,145	1,145,487
Series 2010-3, Class A3, 1.20%, 6/16/14	805	801,199
Series 2010-A, Class A2, 1.37%, 8/15/13 (a)	440	441,653
Series 2010-A, Class A3, 1.83%, 11/17/14 (a)	340	343,498
Series 2010-A, Class A4, 2.39%, 6/15/17 (a)	170	172,868

Asset-Backed Securities	Par (000)	Value

Santander Drive Auto Receivables Trust (concluded):
Series 2010-B, Class A2, 0.01%, 7/15/13 (a)	$1,035	$1,035,164

Total Asset-Backed Securities – 9.5%		16,369,033

Corporate Bonds

Automobiles — 0.2%
DaimlerChrysler NA Holding Corp.:
7.30%, 1/15/12	141	149,810
6.50%, 11/15/13	217	245,659

		395,469

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	1,555	1,604,468
5.38%, 1/15/20	35	37,925

		1,642,393

Capital Markets — 2.4%
CDP Financial, Inc., 3.00%, 11/25/14 (a)	1,065	1,082,579
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	505	545,735
Morgan Stanley:
2.79%, 5/14/13 (b)	440	455,962
4.00%, 7/24/15	200	201,037
5.63%, 9/23/19	275	280,413
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)	300	294,960
UBS AG:
2.25%, 8/12/13	960	968,193
4.88%, 8/04/20	285	289,306

		4,118,185

Chemicals — 0.4%
Agrium, Inc., 6.13%, 1/15/41	135	142,979
The Dow Chemical Co., 4.25%, 11/15/20	500	478,949

		621,928

Commercial Banks — 4.9%
Bank One Corp., 5.90%, 11/15/11	152	158,510
Barclays Bank Plc, 6.05%, 12/04/17 (a)	445	456,482
Corporacion Andina de Fomento, 6.88%, 3/15/12	273	290,372
Dexia Credit Local SA (a):
2.00%, 3/05/13	610	613,439
2.75%, 1/10/14	1,350	1,370,656

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Commercial Banks (concluded):
Dexia Credit Local SA (a) (concluded):
2.75%, 4/29/14	$600	$606,921
DnB NOR Boligkreditt, 2.10%, 10/14/15 (a)	430	408,929
Eksportfinans ASA:
1.88%, 4/02/13	1,630	1,649,001
3.00%, 11/17/14	370	381,812
2.00%, 9/15/15	1,175	1,147,529
5.50%, 5/25/16	700	787,903
The Toronto-Dominion Bank, 2.20%, 7/29/15 (a)	650	639,391

		8,510,945

Diversified Financial Services — 2.0%
Bank of America Corp., 4.75%, 8/01/15	435	447,728
JPMorgan Chase & Co.:
6.63%, 3/15/12	329	349,728
0.94%, 2/26/13 (b)	325	326,337
4.25%, 10/15/20	709	691,396
JPMorgan Chase Bank NA, 6.00%, 7/05/17	660	715,839
Novus USA Trust, 1.53%, 11/18/11 (a)(b)	835	835,000

		3,366,028

Diversified Telecommunication Services — 0.7%
AT&T Inc., 6.40%, 5/15/38	355	377,366
Telefonica Emisiones SAU, 4.95%, 1/15/15	725	750,871

		1,128,237

Electric Utilities — 0.2%
Florida Power & Light Co.:
5.63%, 4/01/34	45	47,240
5.95%, 2/01/38	100	110,809
Florida Power Corp., 6.40%, 6/15/38	225	261,626

		419,675

Food Products — 0.5%
Kraft Foods, Inc.:
6.50%, 8/11/17	325	378,323
6.50%, 11/01/31	325	361,513
6.50%, 2/09/40	165	184,904

		924,740

Health Care Equipment & Supplies — 0.3%
CareFusion Corp., 6.38%, 8/01/19	325	367,182
Covidien International Finance SA, 2.80%, 6/15/15	120	120,443

		487,625

Health Care Providers & Services — 0.1%
UnitedHealth Group, Inc., 3.88%, 10/15/20	175	166,953

Household Durables — 0.2%
MDC Holdings, Inc., 5.63%, 2/01/20	310	305,772

Corporate Bonds	Par (000)	Value

Insurance — 3.1%
American International Group, Inc., 6.40%, 12/15/20	$75	$78,691
Manulife Financial Corp., 3.40%, 9/17/15	380	372,222
MetLife, Inc.:
6.13%, 12/01/11	75	78,661
5.00%, 11/24/13	231	250,302
Metropolitan Life Global Funding I (a):
2.50%, 1/11/13	1,505	1,537,869
5.13%, 4/10/13 (c)	1,265	1,362,048
5.13%, 6/10/14	735	799,493
Prudential Financial, Inc., 4.75%, 9/17/15	825	872,838

		5,352,124

Media — 1.4%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	150	207,537
Comcast Corp., 6.40%, 3/01/40	310	332,278
Cox Communications, Inc., 8.38%, 3/01/39 (a)	555	719,231
DIRECTV Holdings LLC, 6.00%, 8/15/40	110	110,432
Discovery Communications LLC, 3.70%, 6/01/15	270	279,541
News America, Inc.:
7.25%, 5/18/18	339	409,012
7.28%, 6/30/28	175	197,311
Time Warner Cos., Inc., 6.88%, 6/15/18	179	209,672

		2,465,014

Metals & Mining — 0.4%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20	311	323,440
Inco Ltd., 7.75%, 5/15/12	151	161,927
Rio Tinto Finance USA Ltd., 3.50%, 11/02/20	242	229,723

		715,090

Oil, Gas & Consumable Fuels — 3.6%
BP Capital Markets Plc:
3.13%, 3/10/12	940	961,189
4.50%, 10/01/20	600	598,553
Canadian Natural Resources, Ltd.:
5.90%, 2/01/18	50	56,945
6.50%, 2/15/37	345	392,437
Cenovus Energy, Inc., 6.75%, 11/15/39	300	349,498
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20	82	86,034
Enterprise Products Operating LLC, 6.13%, 10/15/39	250	260,202
Kern River Funding Corp., 4.89%, 4/30/18 (a)	76	78,223
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37	208	219,404
6.50%, 9/15/37	280	316,740
Nexen, Inc., 5.65%, 5/15/17	250	266,718
PTT PCL, 5.88%, 8/03/35 (a)	100	94,230
Petrobras International Finance Co.:
5.88%, 3/01/18	40	42,593
5.75%, 1/20/20	955	990,877

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	5

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded):
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)	$390	$385,746
Southwestern Energy Co., 7.50%, 2/01/18	495	558,112
Valero Energy Corp., 6.63%, 6/15/37	500	507,816

		6,165,317

Paper & Forest Products — 0.1%
International Paper Co., 7.30%, 11/15/39	205	233,586

Software — 0.2%
Oracle Corp., 5.38%, 7/15/40 (a)	340	344,288

Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	275	286,041

Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)	715	743,903

Wireless Telecommunication Services — 1.6%
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)	840	876,390
SBA Tower Trust, 4.25%, 4/15/40 (a)	550	569,144
Vodafone Group Plc, 4.15%, 6/10/14	1,205	1,266,672

		2,712,206

Total Corporate Bonds – 23.9%		41,105,519

Foreign Agency Obligations

Japan Finance Corp.:
2.00%, 6/24/11	600	604,513
1.88%, 9/24/15	545	532,066
Poland Government International Bond, 5.00%, 10/19/15	112	118,977
Russian Foreign Bond Eurobond, 7.50%, 3/31/30	179	207,014

Total Foreign Agency Obligations – 0.9%		1,462,570

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 4.0%
Arkle Master Issuer Plc (a)(b):
Series 2010-1A, Class 2A, 1.43%, 5/17/60	820	813,842

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded):
Arkle Master Issuer Plc (a)(b) (concluded):
Series 2010-2A, Class 1A1, 1.68%, 5/17/60	$685	$684,041
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 5.87%, 6/25/47 (b)	2,331	1,915,674
Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1, 0.45%, 3/20/47 (b)	652	353,266
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-0A5, Class 2A1, 0.46%, 4/25/46 (b)	283	171,063
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21	268	224,640
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-0A1, Class A1, 0.46%, 2/25/47 (b)	277	179,370
Holmes Master Issuer Plc (b):
Series 2007-2A, Class 3A1, 0.37%, 7/15/21	350	347,556
Series 2010-1A, Class A2, 1.67%, 10/15/54 (a)	820	818,467
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36	116	110,223
Series 2007-S1, Class 1A2, 5.50%, 3/25/22	83	76,649
Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 0.44%, 11/25/36 (b)	1,535	883,611
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.10%, 5/25/47 (b)	320	210,611

		6,789,013

Commercial Mortgage-Backed Securities — 9.2%
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class AM, 5.68%, 7/10/46	230	231,715
Bank of America Commercial Mortgage, Inc.:
Series 2004-5, Class A3, 4.56%, 11/10/41	3,000	3,054,038
Series 2005-4, Class A5A, 4.93%, 7/10/45	1,161	1,212,176
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)	70	70,629
Extended Stay America Trust, Series 2010-ESHA, Class A, 2.95%, 11/05/27 (a)	739	726,619
First Union NB-Bank of America Commercial Mortgage Trust, Series 2001-C1, Class A2, 6.14%, 3/15/33	81	81,209

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (concluded):
GS Mortgage Securities Corp. II:
Series 2004-GG2, Class A5, 5.28%, 8/10/38 (b)	$993	$1,052,652
Series 2005-GG4, Class A4, 4.76%, 7/10/39	1,127	1,162,301
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class B, 6.68%, 11/15/35	1,108	1,152,802
Series 2001-CIBC, Class B, 6.45%, 3/15/33	1,152	1,150,963
Series 2006-LDP7, Class A4, 5.87%, 4/15/45 (b)	1,399	1,529,959
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)	770	808,523
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.90%, 6/15/38 (b)	155	161,022
Morgan Stanley Capital I:
Series 2007-HQ13, Class A1, 5.36%, 12/15/44	711	738,899
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	135	144,251
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C27, Class A2, 5.62%, 7/15/45	551	559,478
Series 2006-C29, Class A4, 5.31%, 11/15/48	1,960	2,080,200

		15,917,436

Total Non-Agency Mortgage-Backed Securities – 13.2%		22,706,449

Preferred Securities

Capital Trusts

Capital Markets — 0.7%
Credit Suisse Guernsey Ltd., 5.86% (b)(d)	947	894,915
Goldman Sachs Capital II, 5.79% (b)(d)	392	332,220
Lehman Brothers Holdings Capital Trust VII, 5.86% (d)(e)(f)	85	8

		1,227,143

Diversified Financial Services — 0.1%
JPMorgan Chase & Co., 7.90% (b)(d)	195	207,283

Total Preferred Securities – 0.8%		1,434,426

Taxable Municipal Bonds	Par (000)	Value

City of Chicago Illinois, RB, Build America Bonds:
6.40%, 1/01/40	$225	$218,792
6.74%, 11/01/40	175	172,589
City of Dallas Texas, GO, Series C (NPFGC), 5.50%, 2/15/24 (b)(g)	529	528,979
Dallas Area Rapid Transit, RB, Build America Bonds, 5.02%, 12/01/48	160	143,243
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39	455	504,240
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, Series PL, 6.64%, 4/01/57	145	142,261
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39	350	342,654
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29	265	276,901
Sacramento Municipal Utility District, RB, Build America Bonds, 6.16%, 5/15/36	25	24,298
San Diego County Regional Airport Authority, Refunding RB, Build America Bonds, Series SU, 6.63%, 7/01/40	180	169,772
State of California, GO:
Build America Bonds, 7.35%, 11/01/39	200	204,088
Various Purpose, Series 3, 5.45%, 4/01/15	1,675	1,768,281
State of Illinois, GO, Pension, 5.10%, 6/01/33	457	343,893
University of California, RB, Build America Bonds, 5.95%, 5/15/45	150	139,374
Utah Transit Authority, RB, Build America Bonds, Series SU, 5.71%, 6/15/40	290	267,371

Total Taxable Municipal Bonds – 3.0%		5,246,736

U.S. Government Sponsored Agency Securities

Agency Obligations — 3.9%
Fannie Mae:
5.25%, 8/01/12	1,145	1,223,202
5.13%, 1/02/14 (c)	1,770	1,940,699
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16	1,135	1,229,021
Freddie Mac:
5.50%, 7/18/16	100	115,816
5.00%, 2/16/17	205	230,811
Tennessee Valley Authority:
5.25%, 9/15/39	950	1,004,355

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	7

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Agency Obligations (concluded):
Tennessee Valley Authority (concluded):
Series E, 6.25%, 12/15/17	$710	$852,142

		6,596,046

Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities, Series 2005-118, Class MC, 6.00%, 1/25/32	117	117,781
Freddie Mac Mortgage-Backed Securities, Series 3294, Class NA, 5.50%, 7/15/27	102	101,706

		219,487

Mortgage-Backed Securities — 50.3%
Fannie Mae Mortgage-Backed Securities:
2.84%, 11/01/35 (b)	1,973	2,060,611
4.00%, 12/01/15 - 1/01/41 (h)	16,800	16,823,258
4.50%, 1/15/41 (h)	7,800	8,005,967
5.00%, 1/01/23 - 1/15/41 (h)	13,134	13,903,640
5.50%, 1/15/26 - 1/15/41 (h)	21,877	23,454,191
6.00%, 2/01/13 - 1/15/41 (h)	8,934	9,744,323
8.00%, 9/01/15 - 8/01/31	24	29,040
9.50%, 7/01/17	12	13,838
10.00%, 10/01/18 - 5/01/22	5	6,229
10.50%, 12/01/16	1	1,302
Freddie Mac Mortgage-Backed Securities:
4.00%, 1/01/41 (h)	1,100	1,091,922
4.50%, 2/01/11 - 1/15/41 (h)	1,790	1,833,982
5.00%, 2/01/22 - 1/15/41 (h)	820	868,765
5.50%, 12/01/16 - 8/01/17	1,018	1,092,965
6.00%, 4/01/16 - 10/01/17	701	759,961
6.50%, 7/01/15 - 5/01/17	120	130,692
7.00%, 7/01/11 - 7/01/17	49	55,718
7.50%, 10/01/11 - 4/01/16	14	15,335
8.00%, 11/01/24 - 3/01/32	138	160,875
8.50%, 5/01/28 - 8/01/30	12	13,842
9.00%, 9/01/14	2	2,492
9.50%, 2/01/19	15	15,479
10.00%, 9/01/17	2	2,269
10.50%, 4/01/16	5	4,906
11.00%, 9/01/16	3	3,427
11.50%, 8/01/15	1	833
12.50%, 2/01/14	3	3,981
Ginnie Mae Mortgage-Backed Securities:
4.50%, 9/15/35	1,078	1,124,398
5.00%, 4/15/35 - 1/21/41	3,672	3,913,495
6.50%, 2/15/14 - 1/15/41 (h)	1,106	1,246,163
7.00%, 4/15/13	4	4,349
7.50%, 3/15/24 - 3/15/32	131	149,047
8.00%, 12/15/22 - 6/15/31	80	94,214
8.50%, 11/15/17 - 3/15/31	21	25,196
9.00%, 4/15/18 - 11/15/24	24	25,888

		86,682,593

Total U.S. Government Sponsored Agency Securities – 54.3%		93,498,126

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bonds:
8.13%, 5/15/21 (i)	$1,990	$2,824,867
8.13%, 8/15/21	415	590,986
8.00%, 11/15/21	715	1,011,278
7.25%, 8/15/22	930	1,257,244
6.25%, 8/15/23	230	289,081
3.50%, 2/15/39	4,400	3,791,564
4.38%, 5/15/40	1,530	1,537,405
3.88%, 8/15/40	2,780	2,560,641
4.25%, 11/15/40	2,100	2,065,875
U.S. Treasury Inflation Indexed Bonds:
0.50%, 4/15/15	2,756	2,816,706
1.88%, 7/15/15	500	541,410
U.S. Treasury Notes, 2.13%, 12/31/15	8,750	8,796,480

Total U.S. Treasury Obligations – 16.3%		28,083,537

Total Long-Term Investments (Cost – $209,058,108) – 121.9%		209,906,396

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (j)(k)	5,735,032	5,735,032

Total Short-Term Securities (Cost – $5,735,032) – 3.3%		5,735,032

Total Investments Before TBA Sale Commitments (Cost – $214,793,140*) – 125.2%		215,641,428

TBA Sale Commitments (h)	Par (000)

Fannie Mae Mortgage-Backed Securities:
4.50%, 1/15/41	$1,500	(1,539,609)
5.00%, 1/01/23 - 1/15/41	4,000	(4,212,750)
5.50%, 1/15/26 - 1/15/41	14,000	(14,964,691)
6.00%, 2/01/13 - 1/15/41	3,600	(3,909,375)
Freddie Mac Mortgage-Backed Securities, 5.50%, 12/01/16 - 8/01/17	300	(321,469)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 9/15/35	1,000	(1,038,125)
5.00%, 4/15/35 - 1/21/41	2,800	(2,976,750)

Total TBA Sale Commitments (Proceeds – $28,877,605) – (16.8)%		(28,962,769)

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Value

Total Investments, Net of TBA Sale Commitments – 108.4%	$186,678,659
Liabilities in Excess of Other Assets – (8.4)%	(14,411,775)

Net Assets – 100.0%	$172,266,884

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$214,810,558

Gross unrealized appreciation	$4,112,227
Gross unrealized depreciation	(3,281,357)

Net unrealized appreciation	$830,870

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Citigroup Global Markets, Inc.	$1,835,343	$(12,512)
Credit Suisse Securities LLC	$(4,692,267)	$(14,471)
Deutsche Bank Securities, Inc.	$3,145,706	$(31,566)
Goldman Sachs & Co.	$2,477,937	$(16,329)
JPMorgan Securities, Inc.	$6,834,645	$(13,572)
Morgan Stanley Capital Services, Inc.	$839,831	$(65,326)
Nomura Securities International, Inc.	$420,500	$(1,936)
Royal Bank of Scotland Plc	$3,282,470	$23,205

(i)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(j)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Net Activity	Shares Held at December 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	12,766,736	(7,031,704)	5,735,032	$8,022

(k)	Represents the current yield as of report date.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	9

Schedule of Investments December 31, 2010	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

172	2-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$37,646,920	$4,955
71	10-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$8,696,296	(145,233)

Total					$(140,278)

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

18	5-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$2,127,649	$8,711
3	30-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$373,588	7,213
27	30-Year Ultra Long Term U.S. Treasury Bond	Chicago Board of Trade	March 2011	$3,497,878	66,347
70	Euro Dollars	Chicago Mercantile	March 2012	$17,307,833	(25,517)

Total					$56,754

•	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

1.23% (a)	3-month LIBOR	Citibank NA	5/07/12	$500	$(4,660)
0.79% (a)	3-month LIBOR	Deutsche Bank AG	12/03/12	$4,700	(3,193)
0.82% (a)	3-month LIBOR	Deutsche Bank AG	12/14/12	$9,300	(10,003)
0.94% (a)	3-month LIBOR	Deutsche Bank AG	12/20/12	$1,900	(6,055)
2.63% (a)	3-month LIBOR	Deutsche Bank AG	3/12/14	$9,000	(356,444)
2.73% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	4/01/15	$5,000	(179,738)
3.54% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	5/18/20	$3,900	(81,268)
3.41% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/23/20	$2,000	4,424
3.44% (b)	3-month LIBOR	Deutsche Bank AG	12/29/20	$2,000	10,307
4.16% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	9/23/39	$1,100	(9,829)
3.40% (a)	3-month LIBOR	Citibank NA	10/05/40	$1,100	138,558
3.70% (a)	3-month LIBOR	Citibank NA	11/03/40	$900	66,841
4.06% (b)	3-month LIBOR	Citibank NA	12/09/40	$1,000	(10,645)

Total					$(441,705)

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of December 31, 2010 were as follows:

Interest Rate Receivable	Counterparty	Expiration Date	Notional Value (000)	Unrealized Appreciation (Depreciation)

2.68%	Citibank NA	12/20/20	$525	$2,385	(c)
2.94%	Deutsche Bank AG	12/17/30	$410	(62,215	)(c)

Total				$(59,830)

(c)	Based on the change in the return of the Consumer Price Index for All Urban Consumer.

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (concluded)	Master Core Bond Enhanced Index Series

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$129,725,395	—	$129,725,395
Asset-Backed Securities	—	14,542,447	$1,826,586	16,369,033
Corporate Bonds	—	40,270,519	835,000	41,105,519
Non-Agency Mortgage Backed Securities	—	22,022,408	684,041	22,706,449
Short-Term Securities	$5,735,032	—	—	5,735,032
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(28,962,769)	—	(28,962,769)

Total	$5,735,032	$177,598,000	$3,345,627	$186,678,659

[1]	See above Schedule of Investments for values in each security type, excluding security types in Level 3 within the table.

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Interest rate contracts	$87,226	$220,130	—	$307,356
Other contracts	—	2,385	—	2,385
Liabilities:
Interest rate contracts	(170,750)	(661,835)	—	(832,585)
Other contracts	—	(62,215)	—	(62,215)

Total	$(83,524)	$(501,535)	—	$(585,059)

[2]	Derivative financial instruments are swaps and financial futures contracts which are shown at the unrealized appreciation/depreciation on the instruments.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	11

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total

Assets:
Balance, as of December 31, 2009	—	—	$935,300	$935,300
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	4,700	4,700
Net change in unrealized appreciation (depreciation)[3]	—	—	—	—
Purchases	$1,826,586	$835,000	684,041	3,345,627
Sales	—	—	(940,000)	(940,000)
Transfers in4	—	—	—	—
Transfers out[4]	—	—	—	—

Balance, as of December 31, 2010	$1,826,586	$835,000	$684,041	$3,345,627

[3]

Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations. The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $0.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Interest Rate Contracts

Liabilities:
Balance, as of December 31, 2009	$(81,899)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	81,899
Purchases	167,008
Sales	(167,008)
Transfers in4	—
Transfers out[4]	—

Balance, as of December 31, 2010	—

[4]	The Series’ policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Statement of Assets and Liabilities	Master Core Bond Enhanced Index Series

December 31, 2010

Assets

Investments at value - unaffiliated (cost - $209,058,108)	$209,906,396
Investments at value - affiliated (cost - $5,735,032)	5,735,032
Unrealized appreciation on swaps	222,515
Cash	968
TBA sale commitments receivable	28,877,605
Investments sold receivable	2,989,829
Interest receivable	1,202,746
Contributions receivable from investors	1,096,123
Swaps receivable	18,330
Margin variation receivable	9,359
Principal paydowns receivable	402
Prepaid expenses	5,748

Total assets	250,065,053

Liabilities

TBA sale commitments at value (proceeds - $28,877,605)	28,962,769
Unrealized depreciation on swaps	724,050
Investments purchased payable	44,320,103
Treasury rolls payable	3,563,114
Swaps payable	164,514
Investment advisory fees payable	1,177
Other affiliates payable	878
Directors’ fees payable	144
Other accrued expenses payable	61,420

Total liabilities	77,798,169

Net Assets	$172,266,884

Net Assets Consist of

Investors’ capital	$172,088,819
Net unrealized appreciation/depreciation	178,065

Net Assets	$172,266,884

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	13

Statement of Operations	Master Core Bond Enhanced Index Series

Year Ended December 31, 2010

Investment Income

Interest	$7,498,737
Dividend - affiliated	8,022

Total income	7,506,759

Expenses

Investment advisory	18,494
Professional	99,754
Accounting services	84,092
Pricing	59,336
Custodian	52,098
Directors	7,803
Printing	4,910
Miscellaneous	11,739

Total expenses excluding interest expense	338,226
Interest expense	29,193

Total expenses	367,419
Less fees waived by advisor	(3,167)
Less fees paid indirectly	(120)

Total expenses after fees waived and paid indirectly	364,132

Net investment income	7,142,627

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	7,086,715
Financial futures contracts	(1,117,682)
Swaps	3,748,550
Borrowed bonds	(5,199)

9,712,384

Net change in unrealized appreciation/depreciation on:
Investments	1,603,793
Financial futures contracts	(597,405)
Swaps	(3,924,440)

(2,918,052)

Total realized and unrealized gain	6,794,332

Net Increase in Net Assets Resulting from Operations	$13,936,959

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Statements of Changes in Net Assets	Master Core Bond Enhanced Index Series

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$7,142,627	$9,859,545
Net realized gain (loss)	9,712,384	(5,275,573)
Net change in unrealized appreciation/depreciation	(2,918,052)	12,266,558

Net increase in net assets resulting from operations	13,936,959	16,850,530

Capital Transactions

Proceeds from contributions	37,155,035	50,024,855
Value of withdrawals	(76,682,425)	(87,144,663)

Net decrease in net assets derived from capital transactions	(39,527,390)	(37,119,808)

Net Assets

Total decrease in net assets	(25,590,431)	(20,269,278)
Beginning of year	197,857,315	218,126,593

End of year	$172,266,884	$197,857,315

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	15

Financial Highlights	Master Core Bond Enhanced Index Series

	Year Ended December 31,

	2010	2009	2008	2007	2006

Total Investment Return

Total investment return	7.22%	8.28%	1.59%	6.83%	4.48%

Ratios to Assets

Total expenses	0.20%	0.19%	0.14%	0.11%	0.08%

Total expenses after fees waived and paid indirectly	0.20%	0.19%	0.14%	0.11%	0.08%

Total expenses after fees waived and paid indirectly and excluding interest expense	0.18%	0.18%	0.11%	0.11%	0.08%

Net investment income	3.86%	4.74%	4.92%	5.12%	4.94%

Supplemental Data

Net assets, end of year (000)	$172,267	$197,857	$218,127	$386,012	$795,451

Portfolio turnover	1,207%[1]	1,036%[2]	464%[3]	193%	155%

[1]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 859%.

[2]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 685%.

[3]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 298%.

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Notes to Financial Statements	Master Core Bond Enhanced Index Series

1. Organization and Significant Accounting Policies:

Master Core Bond Enhanced Index Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The Series values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Series’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgage Backed Securities: The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Series may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Inflation-Indexed Bonds: The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	17

Notes to Financial Statements	Master Core Bond Enhanced Index Series

similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: The Series may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Series may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Series may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of mortgage assets. The Series also may invest in stripped mortgage-backed securities that are privately issued.

Capital Trusts: The Series may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Borrowed Bond Agreements: The Series may enter into borrowed bond agreements. In a borrowed bond agreement, the Series borrows a bond from a counterparty in exchange for cash collateral with the commitment that the security and the cash will be returned to the counterparty and the Series, respectively, at a mutually agreed upon rate and date. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Series and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. Full realization of the collateral by the Series may be limited if the value of an investment purchased with the cash collateral by the lender decreases. The Series may also experience delays in gaining access to the collateral.

TBA Commitments: The Series may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Series generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Series may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Series will not be entitled to receive interest and principal payments on the securities sold. The Series accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Series’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

Treasury Roll Transactions: The Series may enter into treasury roll transactions. In a treasury roll transaction, the Series sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Series received cash from the sale of the Treasury security to use for other investment purposes. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Series and the counterparty over the term of the borrowing. The Series will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Series. If the interest expense exceeds the income earned, the Series’ net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve the risk that the market value of the securities that the Series is required to repurchase may decline below the agreed upon repurchase price of those securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, swaps and options written), or certain borrowings (e.g. treasury roll transactions), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and

18	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Notes to Financial Statements	Master Core Bond Enhanced Index Series

records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For financial reporting purposes, contributions to and withdrawals from the Series are accounted on a trade basis. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the return of the Series and to economically hedge, or protect, its exposure to certain risks such as interest rate risk or other risk (inflation risk). These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Series’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Series bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Series do not give rise to counterparty credit risk, as options written obligate the Series to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults by the exchange on which these contracts trade.

The Series may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between the Series and each of its respective counterparties. The ISDA Master Agreement allows the Series to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Series agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts or interest and the underlying assets.

Options: The Series purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When the Series purchases (writes) an option, an amount equal to the premium paid (received) by the Series is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	19

Notes to Financial Statements	Master Core Bond Enhanced Index Series

received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Series writes a call option, such option is “covered,” meaning that the Series holds the underlying instrument subject to being called by the option counterparty. When the Series writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Series bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Series may not be able to enter into a closing transaction due to an illiquid market. Exercise of an written option could result in the Series purchasing or selling a security at a price different from the current market value.

Swaps: The Series enters into swap agreements, in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Series are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

• Total return swaps — The Series enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Series will receive a payment from or make a payment to the counterparty.

• Interest rate swaps — The Series enters into interest rate swaps to gain or reduce exposure to or manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of December 31, 2010

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Interest rate contracts	Net unrealized appreciation/ depreciation*; Unrealized appreciation on swaps;	$307,356	Net unrealized appreciation/depreciation*; Unrealized depreciation on swaps	$832,585
Other contracts	Unrealized appreciation on swaps	2,385	Unrealized depreciation on swaps	62,215

Total		$309,741		$894,800

*

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

20	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Notes to Financial Statements	Master Core Bond Enhanced Index Series

The Effect of Derivative Instruments in the Statement of Operations Year Ended December 31, 2010

	Net Realized Gain (Loss) from

	Financial Futures Contracts	Swaps	Options**

Interest rate contracts	$(1,117,682)	$3,527,038	$(180,081)
Other contracts	—	221,512	—

Total	$(1,117,682)	$3,748,550	$(180,081)

	Net Change in Unrealized Appreciation/Depreciation on

	Financial Futures Contracts	Swaps	Options**

Interest rate contracts	$(597,405)	$(3,864,610)	$101,125
Other contracts	—	(59,830)	—

Total	$(597,405)	$(3,924,440)	$101,125

**	Options purchased are included in the realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the year ended December 31, 2010, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	177
Average number of contracts sold	139
Average notional value of contracts purchased	$29,467,588
Average notional value of contracts sold	$22,863,171
Options:
Average number of option contracts purchased	5
Average notional value of option contracts purchased	$5,000
Average number of swaption contracts purchased	2
Average notional value of swaption contracts purchased	$28,600,000
Interest rate swaps:
Average number of contracts-pays fixed rate	13
Average number of contracts-receives fixed rate	9
Average notional value-pays fixed rate	$64,327,500
Average notional value-receives fixed rate	$47,300,000
Total return swaps:
Average number of contracts	1
Average notional value	$2,283,750

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets. The Manager has entered into a contract with the Master LLC, on behalf of the Series, that provides that the aggregate investment advisory fees and administrative fees of the Series and a corresponding feeder, will not exceed a specified amount. No fees are currently being waived for the Series. The Manager has agreed not to reduce or discontinue this contractual waiver until May 1, 2011 unless approved by the Board, including a majority of the non-interested Directors.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. This amount is shown as, or included in, fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager. The Manager pays BFM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2010, the Series reimbursed the Manager $3,557 for certain accounting services, which are included in accounting services in the Statement of Operations.

Certain officers and/or trustees of the Master LLC are officers and/or directors of BlackRock or its affiliates.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	21

Notes to Financial Statements	Master Core Bond Enhanced Index Series

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the year ended December 31, 2010, were $1,858,987,336 and $1,910,290,765, respectively.

Purchases and sales of US government securities for the year ended December 31 2010, were $726,140,324 and $746,521,032, respectively.

For the year ended December 31, 2010, purchases and sales of mortgage dollar rolls were $745,563,172 and $746,367,002, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, was a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Series may borrow under the credit agreement to fund investor withdrawals. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the year ended December 31, 2010.

For the year ended December 31, 2010 the Series’ daily average amount of outstanding transactions considered as borrowings from treasury roll transactions was approximately $20,500,000 and the daily weighted average interest rate was 0.14%.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

The Series invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Investors and Board of
Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Core Bond Enhanced Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Core Bond Enhanced Index Series of Quantitative Master Series LLC as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Princeton, New Jersey
February 28, 2011

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	23

Officers and Directors
Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Directors [1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 95 Portfolios	None

24	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 95 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	25

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health	36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media

26	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

(public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	27

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

			36 RICs consisting of 95 Portfolios	None

28	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

			36 RICs consisting of 95 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a Director for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows Directors as joining the Master LLC board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors [1]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of	169 RICs consisting of 289 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	29

Directors, State Street Research Mutual Funds from 2000 to 2005.

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

				169 RICs consisting of 289 Portfolios	None

[1]

Mr. Davis is an “interested person” as defined in the 1940 Act of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. Securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

30	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Master LLC Officers [1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	31

funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.

[1]	Officers of the Master LLC serve at the pleasure of the Board.

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Master LLC.

Effective November 16, 2010, Ira Shapiro became Secretary of the Master LLC.

32	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Additional Information

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management Inc.
New York, NY 10055

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deliotte & Touche LLP
Princeton, NJ 08540

Address of the Series
100 Bellevue Parkway
Wilmington, DE 19809

Availability Of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Series’ Form N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	33

Master Enhanced International Series of Quantitative Master Series LLC
Annual Report, December 31, 2010

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the 12 months ended December 31, 2010, Master Enhanced International Series (the “Series”), a series of Quantitative Master Series LLC, returned 9.68%, outperforming its benchmark index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, which returned 7.75% for the same period. Stock selection contributed positively, while stock-substitution strategies had a neutral impact.

•	The return of the Series differs from the benchmark based on Series expenses.

Describe the market environment.

•

In many ways, the market environment over the past 12 months can be described as occurring in three parts. The early months saw equity markets around the world move higher as they continued the 2009 asset recovery story, helped by continuing economic recovery and strong fourth quarter 2009 and first quarter 2010 corporate earnings. The middle months of 2010 saw a significant correction on the back of the Greek sovereign debt crisis and some worse-than-expected economic data, leading to fears of a double-dip recession. Nevertheless, after touching late summer lows, global markets experienced a very strong finish to the year as double-dip fears receded, economic data improved and additional quantitative easing measures were announced by the US Federal Reserve Board. Volatility levels remained high over the course of 2010, but most markets posted positive results for the year as a whole.

•

International equities, as represented by the MSCI EAFE Index, advanced 7.75% over the past 12 months. Within international developed markets, Sweden (+33.8%) was the top performer, followed by Denmark (+30.7%) and Hong Kong (+23.2%). On the negative side, Greece (-44.9%) was the worst-performing market, followed by Spain (-22.0%) and Ireland (-18.1%). Emerging markets as a whole outperformed developed international equities, with the MSCI Emerging Markets Index advancing 18.88% for the year. Within emerging markets, the standout performers were Thailand (+55.7%), Peru (+53.3%) and Chile (+44.2%). On a global sector basis, most sectors experienced positive results for the year, with the two exceptions being utilities (-4.9%) and financials (-1.6%). The best performing sectors for all of 2010 were industrials (+20.4%) and consumer discretionary (+19.7%).

Describe recent portfolio activity.

•

Over the course of the last year, we did not make any significant changes to our investment process. Throughout the period, as changes were made to the composition of the MSCI EAFE Index, the Series purchased and sold securities to maintain its objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index. The Series typically has a cash position resulting from daily cash flows. The cash balance does not have an impact on the Series’ performance, as it is entirely invested in futures contracts on the benchmark index.

Describe portfolio positioning at period end.

•

At period end, the Series continued to adopt a diversified approach to stock selection and remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	1

Portfolio Information as of December 31, 2010	Master Enhanced International Series

Geographic Allocation	Percent of Long-Term Investments

Japan	22%
United Kingdom	21
France	9
Australia	9
Switzerland	8
Germany	8
Sweden	4
Hong Kong	3
Spain	3
Netherlands	3
Singapore	2
Other [1]	8

1

Other includes a less than 1% holding in each of the following countries: Austria, Bermuda, Belgium, China, Denmark, Finland, Greece, Ireland, Israel, Italy, Luxembourg, Kazakhstan, New Zealand, Norway, Portugal and the United States.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts and foreign currency exchange contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, foreign currency exchange rate and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 8.1%
AGL Energy Ltd.	6,532	$101,828
AXA Asia Pacific Holdings Ltd.	14,836	95,807
Aristocrat Leisure Ltd.	7,627	23,342
Australia & New Zealand Banking Group Ltd.	63,624	1,519,665
BHP Billiton Ltd.	49,456	2,299,755
Bendigo and Adelaide Bank Ltd.	24,261	247,071
Boral Ltd.	10,061	49,770
Brambles Ltd.	1	7
CSL Ltd.	5,753	213,564
Caltex Australia Ltd.	1,699	24,967
Cochlear Ltd.	819	67,420
Commonwealth Bank of Australia Ltd.	21,743	1,129,776
Energy Resources of Australia Ltd.	1,020	11,615
Fairfax Media Ltd.	185,520	266,023
Foster’s Group Ltd.	1	6
General Property Trust	134,425	404,765
Goodman Fielder Ltd.	19,365	26,650
Insurance Australia Group Ltd.	29,086	115,518
Leighton Holdings Ltd.	214	6,745
Lend Lease Group	7,571	66,849
MacArthur Coal Ltd.	2,486	32,642
National Australia Bank Ltd.	29,949	726,608
OZ Mineral Ltd.	48,328	85,355
OneSteel Ltd.	108,317	286,948
Orica Ltd.	20,338	518,671
Origin Energy Ltd.	5,971	101,808
QBE Insurance Group Ltd.	50,193	932,137
Qantas Airways Ltd. (a)	15,138	39,328
Rio Tinto Ltd.	13,723	1,201,681
Santos Ltd.	18,622	250,719
Sonic Healthcare Ltd.	372	4,422
Stockland	3,124	11,507
Suncorp Group Ltd.	17,951	158,082
Tabcorp Holdings Ltd.	9,530	69,296
Telstra Corp. Ltd.	31,433	89,676
Transurban Group	1	5
Wesfarmers Ltd., Ordinary Shares	13,976	457,843
Wesfarmers Ltd., Partially Protected Shares	19,155	633,609
Westfield Group	23,192	227,172
Westfield Retail Trust (a)	14,242	37,436
Westpac Banking Corp.	46,626	1,059,244
Woodside Petroleum Ltd.	5,661	246,596

		13,841,928

Common Stocks	Shares	Value

Austria — 0.5%
Erste Bank der Oesterreichischen Sparkassen AG	1,002	$47,292
Immoeast AG NPV (a)	1	—
Immofinanz AG NPV (a)	16,123	—
OMV AG	1,738	72,432
Telekom Austria AG	51,748	729,385
Vienna Insurance Group	560	29,187

		878,296

Belgium — 1.0%
Anheuser-Busch InBev NV	21,946	1,253,976
Bekaert SA	214	24,557
Delhaize Group	39	2,884
Fortis	34,640	79,174
KBC Bancassurance Holding (a)	2,320	79,049
Nationale A Portefeuille	487	23,830
Solvay SA	1	107
Umicore SA	4,630	241,058

		1,704,635

Bermuda — 0.0%
SeaDrill Ltd.	1	34

China — 0.0%
Foxconn International Holdings Ltd. (a)	844	589

Denmark — 0.8%
A. P. Moller - Maersk A/S, Class A	82	722,414
A. P. Moller - Maersk A/S, Class B	10	90,536
Carlsberg A/S	4,200	421,577
Coloplast A/S, Class B	350	47,563
DSV A/S	64	1,419
Novo-Nordisk A/S, Class B	91	10,253
TrygVesta A/S	380	17,524

		1,311,286

Finland — 0.8%
Elisa Corp.	2,150	46,810
Fortum Oyj	6,860	206,921
Kesko Oyj, Class B	904	42,244
Kone Oyj, Class B	400	22,217
Metso Oyj	18	1,007
Nokia Oyj	64,106	664,063
Orion Oyj	1,279	28,001
Outokumpu Oyj	35	649
Sampo Oyj	4,150	110,969
Stora Enso Oyj, Class R	9,100	93,649
UPM-Kymmene Oyj	8,100	143,596

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EAFE	Europe, Australasia and the Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SEK	Swedish Krona
USD	U.S. Dollar

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	3

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Finland (concluded)
Wartsila Oyj	1,200	$91,445

		1,451,571

France — 8.7%
Air France-KLM (a)	18,714	341,618
Air Liquide	3,658	463,156
Alcatel SA (a)	22,863	66,886
BNP Paribas SA	487	31,015
CNP Assurances	2,994	54,039
Cap Gemini SA	15,996	747,807
Carrefour SA	10,597	436,941
Casino Guichard Perrachon SA	7,487	730,538
Christian Dior SA	1,196	171,069
Cie Generale d’Optique Essilor International SA	6,672	429,883
Compagnie Generale de Geophysique SA (a)	61	1,862
Compagnie Generale des
Etablissements Michelin	1,136	81,549
Credit Agricole SA	27,536	350,140
Dassault Systemes SA	1,613	121,767
Edenred (a)	8,465	200,389
Eurazeo	276	20,480
European Aeronautic Defense and Space Co. (a)	1,373	32,039
Eutelsat Communications	1,214	44,461
Fonciere Des Regions	404	39,100
France Telecom SA	60	1,256
GDF Suez	14,657	526,409
Gecina SA	292	32,147
Groupe Danone	5,494	345,447
Hermes International	683	143,214
ICADE	293	29,919
Imerys SA	6,082	405,956
Ipsen	175	5,343
L’Oreal SA	4,376	486,575
LVMH Moet Hennessy Louis Vuitton SA	1,501	247,222
Lafarge SA	1,229	77,153
Lagardere S.C.A.	18,486	762,168
Legrand Promesses	5,611	228,873
M6-Metropole Television SA	694	16,812
Natixis (a)	90,338	422,580
Neopost SA	681	59,389
PagesJaunes Groupe SA	17,843	162,252
Peugeot SA (a)	4,847	184,171
Pinault-Printemps-Redoute	679	108,105
Publicis Groupe	4,498	234,712
Renault SA (a)	12,320	717,175
Safran SA	18,384	651,684
Sanofi-Aventis	16,619	1,065,457
Schneider Electric SA	2,553	382,787
Technip SA	8,127	751,207
Total SA	30,083	1,602,297
Unibail-Rodamco SE	548	108,503
Vinci SA	6,609	359,647
Vivendi SA	13,897	375,520

		14,858,719

Germany — 7.4%
Adidas-Salomon AG	4,568	297,144
Allianz AG, Registered Shares	5,592	664,417

Common Stocks	Shares	Value

Germany (concluded)
Axel Springer AG	224	$36,519
BASF SE	10,546	841,602
Bayer AG	9,288	688,495
Bayerische Motoren Werke AG	12,202	961,359
Bayerische Motoren Werke AG, Preference Shares	502	25,811
Brenntag AG (a)	146	14,886
Celesio AG	11,037	275,048
Commerzbank AG (a)	11,520	85,764
Continental AG (a)	750	59,576
Daimler AG (a)	11,804	798,716
Deutsche Bank AG, Registered Shares	13,712	717,083
Deutsche Boerse AG	2,100	145,091
Deutsche Lufthansa AG (a)	1	22
Deutsche Telekom AG	30,733	396,185
E.ON AG	24,664	753,210
Fresenius AG	437	36,671
Fresenius AG, Preference Shares	1,146	98,184
Fresenius Medical Care AG	3,079	177,021
Hannover Rueckversicherung AG, Registered Shares	909	48,763
Henkel KGaA	4,298	221,602
Henkel KGaA, Preference Shares	13,183	817,369
Infineon Technologies AG (a)	56,938	530,736
Kabel Deutschland Holding AG (a)	265	12,427
Lanxess	416	32,709
MAN SE	415	49,429
Merck KGaA	609	48,757
Muenchener Rueckversicherungs AG, Registered Shares	2,663	403,324
ProSieben SAT.1 Media AG, Preference Shares	1,157	34,728
Qiagen NV (a)	4,160	81,648
RWE AG	4,150	277,178
SAP AG	1	51
Salzgitter AG	1,826	141,175
Siemens AG	12,396	1,535,550
ThyssenKrupp AG	4,028	167,343
United Internet AG	1,858	30,231
Volkswagen AG	521	73,899
Volkswagen AG, Preference Shares	5,821	946,429
Wacker Chemie AG	503	87,696

		12,613,848

Greece — 0.4%
Alpha Bank AE (a)	1,030	5,236
Bank of Cyprus Public Co. Ltd.	12,860	44,385
EFG Eurobank Ergasias SA (a)	1	5
OPAP SA	7,185	124,314
Piraeus Bank SA (a)	2,712	13,252
Public Power Corp.	31,715	456,099

		643,291

Hong Kong — 3.0%
AIA Group Ltd. (a)	110,400	310,344
BOC Hong Kong Holdings Ltd.	88,503	300,957
CLP Holdings Ltd.	15,000	121,796
Cathay Pacific Airways Ltd.	16,000	44,136
Cheung Kong Holdings Ltd.	23,000	354,464
Esprit Holdings Ltd.	17,700	84,197
Hang Lung Group Ltd.	12,007	78,888

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Hong Kong (concluded)
Hang Lung Properties Ltd.	15,000	$70,110
Hang Seng Bank Ltd.	11,700	192,235
The Hong Kong & China Gas Ltd.	21,010	49,506
HongKong Electric Holdings Ltd.	3,000	18,912
Hopewell Holdings Ltd.	321	1,007
Hutchison Whampoa Ltd.	22,000	226,321
Kerry Properties Ltd.	11,500	59,873
Li & Fung Ltd.	42,000	243,685
Lifestyle International Holdings Ltd.	1	3
The Link Real Estate Investment Trust	34,000	105,568
MTR Corp.	500	1,820
Mongolia Energy Co. Ltd. (a)	1,352	403
New World Development Ltd.	40,000	75,048
Orient Overseas International Ltd.	159	1,541
SJM Holdings Ltd.	6,000	9,518
Sun Hung Kai Properties Ltd.	61,000	1,012,088
Swire Pacific Ltd., Class A	53,000	870,792
Television Broadcasts Ltd.	2,000	10,798
Wharf Holdings Ltd.	113,875	875,521
Wheelock and Co., Ltd.	14,000	56,611
Wynn Macau Ltd.	1	2

		5,176,144

Ireland — 0.4%
Bank of Ireland (a)	1	1
CRH Plc	31,701	659,270
Ryanair Holdings Plc	139	700

		659,971

Israel — 0.6%
Israel Chemicals Ltd.	6,882	117,866
The Israel Corp. Ltd. (a)	14	16,986
Israel Discount Bank Ltd. (a)	1	3
Teva Pharmaceutical Industries Ltd.	16,182	842,247

		977,102

Italy — 1.4%
Assicurazioni Generali SpA	8,795	167,454
Banca Monte dei Paschi di Siena SpA (a)	1	1
Banca Popolare di Milano Scrl	2,996	10,500
Enel Green Power SpA (a)	82,504	174,307
Enel SpA	60,043	300,878
Eni SpA	31,302	686,059
Exor SpA	1,044	34,458
Fiat SpA	4,794	99,145
Mediobanca SpA	822	7,332
Mediolanum SpA	2,640	10,905
Parmalat SpA	24,834	68,121
Saipem SpA	1,124	55,496
Telecom Italia SpA	30,178	39,155
Telecom Italia SpA, Non- Convertible Savings Shares	697,902	759,591
Terna SpA	16,707	70,611

		2,484,013

Japan — 20.4%
Acom Co., Ltd.	2,370	29,087
Advantest Corp.	100	2,248
Aeon Co., Ltd.	14,100	175,944
Aeon Credit Service Co., Ltd.	100	1,407

Common Stocks	Shares	Value

Japan (continued)
Aisin Seiki Co., Ltd.	2,800	$98,662
All Nippon Airways Co., Ltd. (a)	11,000	40,936
Aozora Bank Ltd.	1,000	2,063
Asahi Breweries Ltd.	5,600	108,084
Asahi Kasei Corp.	27,000	175,626
Asics Corp.	2,000	25,599
Astellas Pharma, Inc.	4,600	174,825
The Bank of Yokohama Ltd.	23,000	118,601
Benesse Holdings, Inc.	1,100	50,611
Bridgestone Corp.	100	1,925
Brother Industries Ltd.	3,002	44,306
Canon Marketing Japan, Inc.	1,000	14,205
Canon, Inc.	17,100	878,346
Casio Computer Co., Ltd.	100	803
Central Japan Railway Co.	11	91,954
Chubu Electric Power Co., Inc.	13,500	331,402
The Chugoku Bank Ltd.	3,000	36,200
Chugoku Electric Power Co.	4,400	89,304
Chuo Mitsui Trust Holdings, Inc.	40,000	165,237
Citizens Holding Co., Ltd.	130	892
Credit Saison Co., Ltd.	100	1,632
Dai Nippon Printing Co., Ltd.	8,000	108,506
Dai-ichi Life Insurance Co.	488	789,766
Daiichi Sankyo Co., Ltd.	6,340	138,472
Daikin Industries Ltd.	3,400	120,107
Dainippon Pharma Co., Ltd.	2,000	18,141
Daito Trust Construction Co., Ltd.	1,100	75,177
Daiwa Securities Group, Inc.	39,000	200,055
Dena Co., Ltd.	1	36
Denso Corp.	10,300	354,102
Dentsu, Inc.	2,427	74,988
Diamond Lease Co., Ltd.	2,170	85,651
East Japan Railway Co.	6,639	430,799
Eisai Co., Ltd.	8,300	299,857
Fuji Electric Holdings Co., Ltd.	8,000	24,792
Fuji Media Holdings, Inc.	7	11,027
Fuji Photo Film Co., Ltd.	7,200	259,335
Fujitsu Ltd.	27,000	187,065
Fukuoka Financial Group, Inc.	5,454	23,608
The Gunma Bank Ltd.	14,000	76,633
Hino Motors Ltd.	4,000	21,564
The Hiroshima Bank Ltd.	7,000	29,440
Hitachi Chemical Co., Ltd.	1,400	28,853
Hitachi Construction Machinery Co., Ltd.	1,500	35,801
Hitachi Ltd.	67,000	355,714
Hitachi Metals Ltd.	474	5,666
Hokkaido Electric Power Co., Inc.	2,700	55,136
Hokuhoku Financial Group, Inc.	28,000	56,764
Hokuriku Electric Power	502	12,326
Honda Motor Co., Ltd.	23,800	939,357
Hoya Corp.	9,100	220,031
IHI Corp.	1,000	2,220
Inpex Corp.	47	274,451
Isetan Mitsukoshi Holdings Ltd.	100	1,159
Itochu Corp.	27,000	272,045
The Iyo Bank Ltd.	4,000	31,912
JFE Holdings, Inc.	21,045	729,679
JGC Corp.	3,000	65,021
JS Group Corp.	100	2,194
JSR Corp.	7,900	146,632
JX Holdings, Inc.	18,490	125,122
Jafco Co., Ltd.	400	11,565

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	5

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Japan Petroleum Explora	400	$15,169
Japan Retail Fund Investment Corp.	1	1,912
Japan Tobacco, Inc.	96	354,487
KDDI Corp.	52	299,870
Kamigumi Co., Ltd.	4,000	33,478
The Kansai Electric Power Co., Inc.	9,000	221,929
Kao Corp.	4,500	120,938
Kawasaki Heavy Industries Ltd.	2,000	6,703
Keyence Corp.	200	57,707
Kikkoman Corp.	3,000	33,524
Kinden Corp.	2,000	18,430
Kirin Holdings Co., Ltd.	10,000	139,861
Kobe Steel Ltd.	94,000	237,513
Komatsu Ltd.	17,450	525,190
Konami Corp.	1,400	29,621
Konica Minolta Holdings, Inc.	7,000	72,348
Kubota Corp.	21,000	197,843
Kuraray Co., Ltd.	10,000	142,749
Kyocera Corp.	4,200	426,709
Kyowa Hakko Kirin Co. Ltd.	5,000	51,350
Kyushu Electric Power Co., Inc.	5,300	118,656
Lawson, Inc.	1,100	54,303
MS&AD Insurance Group Holdings, Inc.	12,350	308,289
Makita Corp.	1,700	69,176
Marubeni Corp.	1,250	8,751
Marui Group Co., Ltd.	3,800	30,854
Matsui Securities Co., Ltd.	1,400	9,916
McDonald’s Holdings Co. Japan Ltd.	1	25
Medipal Holdings Corp.	100	1,100
Minebea Co., Ltd.	5,000	31,366
Mitsubishi Chemical Holdings Corp.	15,000	101,323
Mitsubishi Corp.	19,700	530,949
Mitsubishi Electric Corp.	39,000	407,522
Mitsubishi Heavy Industries Ltd.	24,000	89,844
Mitsubishi Materials Corp. (a)	100	318
Mitsubishi Motors Corp. (a)	1,006	1,458
Mitsubishi UFJ Financial Group, Inc.	293,012	1,579,956
Mitsui & Co., Ltd.	25,703	422,915
Mitsui Fudosan Co., Ltd.	6,000	119,242
Mitsui Mining & Smelting Co., Ltd.	8,000	26,311
Mitsumi Electric Co., Ltd.	1,200	21,930
Mizuho Financial Group, Inc.	635,673	1,192,443
Murata Manufacturing Co., Ltd.	700	48,864
NEC Corp.	38,000	113,696
NGK Insulators Ltd.	1,000	16,244
NKSJ Holdings, Inc. (a)	5,707	41,865
NSK Ltd.	7,000	62,953
NTT Data Corp.	18	62,075
NTT DoCoMo, Inc.	264	459,784
Namco Bandai Holdings, Inc.	2,800	30,013
Nikon Corp.	3,000	60,560
Nintendo Co., Ltd.	3,400	992,636
Nippon Electric Glass Co.	5,000	71,770
Nippon Express Co., Ltd.	12,000	53,891
Nippon Meat Packers, Inc.	3,000	39,090
Nippon Paper Group, Inc.	1,464	38,323
Nippon Steel Corp.	58,000	207,783

Common Stocks	Shares	Value

Japan (continued)
Nippon Telegraph & Telephone Corp.	9,866	$449,276
The Nishi-Nippon City Bank Ltd.	35,000	105,862
Nissan Motor Co., Ltd.	47,900	453,127
Nissha Printing Co., Ltd.	500	13,220
Nisshin Steel Co., Ltd.	10,000	22,195
Nomura Holdings, Inc.	66,200	420,044
Nomura Research Institute Ltd.	1,600	35,544
ORIX Corp.	1,560	152,841
Obayashi Corp.	9,000	41,316
Oracle Corp. Japan	100	4,902
Oriental Land Co., Ltd.	700	64,745
Osaka Gas Co., Ltd.	3,000	11,629
Panasonic Corp.	36,000	508,277
Rakuten, Inc.	110	92,054
Resona Holdings, Inc.	77,799	463,735
Ricoh Co., Ltd.	3,000	43,743
Rohm Co., Ltd.	1,500	97,549
Sankyo Co., Ltd.	800	45,075
Santen Pharmaceutical Co., Ltd.	1,100	38,137
Sapporo Holdings Ltd.	13,000	58,719
Secom Co., Ltd.	3,500	165,378
Seiko Epson Corp.	100	1,815
Senshu Ikeda Holdings, Inc.	9,354	13,322
Seven & I Holdings Co., Ltd.	36	958
Seven Bank Ltd.	9	19,031
Sharp Corp.	24,000	246,285
Shikoku Electric Power Co., Inc.	4,200	123,367
Shimadzu Corp.	4,000	30,983
Shimamura Co., Ltd.	300	27,768
Shinsei Bank Ltd.	359,000	467,238
Shionogi & Co., Ltd.	4,000	78,828
Shiseido Co., Ltd.	6,100	132,836
The Shizuoka Bank Ltd.	21,000	193,093
Showa Denko KK	1,000	2,243
Showa Shell Sekiyu KK	7,800	71,266
Softbank Corp.	17,500	603,408
Sojitz Corp.	16,000	34,986
Sony Financial Holdings, Inc.	13	52,355
Square Enix Holdings Co., Ltd.	3	53
Stanley Electric Co., Ltd.	2,000	37,191
Sumitomo Chemical Co., Ltd.	14,000	68,726
Sumitomo Corp.	16,300	229,460
Sumitomo Electric Industries Ltd.	4,100	56,659
Sumitomo Metal Industries Ltd.	106,300	260,595
Sumitomo Metal Mining Co., Ltd.	10,000	174,181
Sumitomo Mitsui Financial Group, Inc.	9,147	323,869
Sumitomo Rubber Industries, Ltd.	100	1,040
Suruga Bank Ltd.	73,000	677,383
Suzuken Co., Ltd.	3,300	100,618
T&D Holdings, Inc.	50	1,261
TDK Corp.	600	41,542
Taiheiyo Cement Corp. (a)	12,000	15,314
Taisei Corp.	15,000	34,976
Takeda Pharmaceutical Co., Ltd.	24,100	1,183,933
Terumo Corp.	4,000	224,349
Tobu Railway Co., Ltd.	12,000	67,299
Tohoku Electric Power Co., Inc.	100	2,226
Tokio Marine Holdings, Inc.	14,233	422,826
The Tokyo Electric Power Co., Inc.	6,300	153,610

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Tokyo Gas Co., Ltd.	45,000	$199,272
Tokyo Steel Manufacturing Co., Ltd.	100	1,086
Tokyu Corp.	32,000	146,385
TonenGeneral Sekiyu KK	14,000	152,757
Toppan Printing Co., Ltd.	8,000	72,803
Toray Industries, Inc.	133,000	792,883
Toshiba Corp.	76,000	412,474
Tosoh Corp.	94,000	304,406
Toyo Seikan Kaisha Ltd.	100	1,894
Toyo Suisan Kaisha Ltd.	28,000	621,678
Toyoda Gosei Co., Ltd.	900	21,057
Toyota Boshoku Corp.	100	1,758
Toyota Motor Corp.	43,400	1,708,591
Trend Micro, Inc.	16,000	525,630
UNY Co., Ltd.	3,000	30,213
USS Co., Ltd.	10	816
Ushio, Inc.	1,500	28,482
West Japan Railway Co.	25	93,313
Yahoo! Japan Corp.	474	183,214
Yamada Denki Co., Ltd.	1,210	82,318
Yamaguchi Financial Group, Inc.	19,000	191,353
Yamaha Corp.	2,400	29,630
Yamaha Motor Co., Ltd. (a)	100	1,623
Yamato Transport Co., Ltd.	5,475	77,666

		34,919,756

Kazakhstan — 0.2%
Eurasian Natural Resources Corp.	18,163	298,679

Luxembourg — 0.5%
SES Global	3,534	84,154
Tenaris SA	33,309	816,891

		901,045

Netherlands — 2.6%
ASML Holding NV	8,183	313,836
Aegon NV (a)	22,465	137,524
Fugro NV	987	81,265
Heineken Holding NV	1,710	74,367
Heineken NV	17,372	852,040
ING Groep NV CVA (a)	106,695	1,040,889
Koninklijke Ahold NV	68,152	900,305
Koninklijke DSM NV	2,126	121,188
Koninklijke KPN NV	22,602	330,123
Koninklijke Philips Electronics NV	10,204	312,827
Koninklijke Vopak NV	885	41,841
Randstad Holdings NV (a)	1,527	80,700
STMicroelectronics NV	13,959	145,166

		4,432,071

New Zealand — 0.3%
Auckland International Airport Ltd.	44	75
Fletcher Building Ltd.	23,103	137,717
Sky City Ltd.	1	2
Telecom Corp. of New Zealand Ltd.	219,241	368,554

		506,348

Norway — 1.0%
Aker Solutions ASA	2,475	42,225
DnB NOR ASA	10,970	154,327
Orkla ASA	11,659	113,727
Statoil ASA	41,874	997,357

Common Stocks	Shares	Value

Norway (concluded)
Telenor ASA	12,500	$203,692
Yara International ASA	2,875	167,350

		1,678,678

Portugal — 0.4%
Banco Espirito Santo SA, Registered Shares	1	4
Galp Energia SGPS SA	3,731	71,553
Jeronimo Martins SGPS SA	3,629	55,333
Portugal Telecom SGPS SA, Registered Shares	51,290	585,479

		712,369

Singapore — 1.5%
CapitaMalls Asia Ltd.	21,082	31,881
Cosco Corp. (Singapore) Ltd.	1,000	1,669
Fraser and Neave Ltd.	15,000	74,881
Jardine Cycle & Carriage Ltd.	3,000	85,540
Keppel Corp. Ltd.	98,000	864,710
Neptune Orient Lines Ltd. (a)	144,000	244,774
Oversea-Chinese Banking Corp.	134	1,032
Sembcorp Marine Ltd.	1,000	4,183
Singapore Airlines Ltd.	64,466	769,239
Singapore Telecommunications Ltd.	97,726	232,231
UOL Group Ltd.	7,000	25,937
Wilmar International Ltd.	40,000	175,848
Yangzijiang Shipbuilding Holdings Ltd.	21,957	32,698

		2,544,623

Spain — 3.0%
ACS Actividades de Construccion y Servicios SA	16,074	753,405
Acerinox SA	40,640	715,474
Amadeus IT Holding SA, Class A (a)	1,024	21,520
Banco de Sabadell SA	15,623	61,587
Banco Popular Espanol SA	1	5
Banco Santander SA	35,329	376,460
Bankinter SA	1	6
Corp. Mapfre SA	148,784	414,758
Criteria Caixacorp. SA	135,397	723,155
Ferrovial SA	208	2,077
Gamesa Corp. Tecnologica SA (a)	2,360	18,067
Iberdrola Renovables	1	4
Iberdrola SA	66,156	512,948
Iberia Lineas Aereas de Espana (a)	1	4
Inditex SA	11,708	876,385
Repsol YPF SA	10,567	295,914
Telefonica SA	12,806	292,361

		5,064,130

Sweden — 3.4%
Alfa Laval AB	2,992	63,170
Assa Abloy AB, Series B	5,509	155,402
Atlas Copco AB, Class A	2,540	64,118
Atlas Copco AB, Class B	2,736	61,936
CDON Group AB (a)	676	3,126
Hexagon AB	850	18,255
Industrivarden AB	1,782	31,264
Investor AB	37,800	808,854
Kinnevik Investment AB	5,343	108,811
Modern Times Group AB	676	44,786

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	7

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Sweden (concluded)
Nordea Bank AB	34,004	$369,720
Ratos AB	472	17,451
SKB AB	4,450	126,988
SSAB AB, Series A	1,119	18,860
SSAB AB, Series B	9,942	146,832
Sandvik AB	49,111	958,252
Scania AB	19,512	449,148
Securitas AB	3,124	36,582
Skandinaviska Enskilda Banken AB, Class A	15,998	133,571
Skanska AB, Class B	7,293	144,582
Svenska Cellulosa AB	8,537	134,789
Svenska Handelsbanken, Class A	5,010	160,147
Swedbank AB, A Shares (a)	6,313	88,277
Swedish Match AB	3,469	100,526
Tele2 AB	5,100	105,813
Telefonaktiebolaget LM Ericsson	38,022	440,630
TeliaSonera AB	5	40
Volvo AB, B Shares (a)	59,212	1,043,066

		5,834,996

Switzerland — 7.6%
ABB Ltd.	29,539	659,544
Actelion Ltd. (a)	9	493
Adecco SA, Registered Shares	5,320	348,882
Baloise Holding AG	5	486
Compagnie Financiere Richemont SA	6,942	408,216
Credit Suisse Group AG	20,210	813,957
GAM Holdings Ltd. (a)	3,134	51,804
Geberit AG	104	24,047
Givaudan SA	24	25,908
Holcim Ltd.	2,236	169,204
Julius Baer Group Ltd.	887	41,532
Kuehne & Nagel International AG	39	5,426
Lonza Group AG, Registered Shares	710	56,910
Nestle SA, Registered Shares	54,197	3,175,059
Nobel Biocare Holding AG	1,606	30,291
Novartis AG, Registered Shares	28,175	1,658,539
Pargesa Holding SA	373	31,637
Roche Holding AG	11,248	1,648,876
SGS SA	14	23,497
Schindler Holding AG	477	56,427
Schindler Holding AG, Registered Shares	321	38,421
Sonova Holding AG	1	129
Straumann Holding AG, Registered Shares	942	215,723
The Swatch Group Ltd., Bearer Shares	478	213,126
The Swatch Group Ltd., Registered Shares	8,658	698,603
Swiss Life Holding	460	66,347
Swiss Reinsurance Co., Registered Shares	3,031	162,604
Synthes, Inc.	125	16,872
Transocean Ltd. (a)	2,943	202,740
UBS AG (a)	55,784	915,899
Zurich Financial Services AG	4,711	1,219,992

		12,981,191

Common Stocks	Shares	Value

United Kingdom — 19.8%
ARM Holdings Plc	18,666	$127,399
Admiral Group Plc	3,384	80,040
Aggreko Plc	3,684	85,246
Amec Plc	4,843	87,096
Anglo American Plc	815	42,635
Associated British Foods Plc	5,131	94,726
AstraZeneca Plc	34,569	1,575,460
Aviva Plc	11,309	69,515
BAE Systems Plc	17,286	89,036
BHP Billiton Plc	3,699	148,817
BP Plc	285,964	2,107,821
BT Group Plc	324,378	921,299
Balfour Beatty Plc	10,338	50,551
Barclays Plc	179,391	741,402
British Airways Plc (a)	7,734	32,966
British American Tobacco Plc	21,308	819,633
British Land Co. Plc	400	3,283
British Sky Broadcasting Plc	27,567	316,329
Burberry Group Plc	6,173	108,490
Cable & Wireless Communications Plc	112,252	85,347
Cable & Wireless Worldwide	1	1
Cairn Energy Plc (a)	7,194	47,229
Capital & Counties Properties Plc	80,062	188,110
Capital Shopping Centers Group Plc	2,339	15,256
Centrica Plc	71,773	371,877
Cobham Plc	1	3
Compass Group Plc	26,859	243,770
Diageo Plc	28,335	524,991
EnQuest Plc (a)	172,991	378,025
Essar Energy Plc (a)	1,716	15,575
Experian Group Ltd.	65,648	817,658
Firstgroup Plc	21,733	135,222
G4S Plc	37,694	149,531
GlaxoSmithKline Plc	19,093	370,267
HSBC Holdings Plc	261,584	2,673,418
Hammerson Plc	10,122	65,963
Home Retail Group	16,696	49,338
ITV Plc (a)	55,787	61,170
Imperial Tobacco Group Plc	7	215
Intercontinental Hotels Group Plc	3,611	70,537
International Power Plc	97,482	667,595
Intertek Group Plc	2,300	63,594
Invensys Plc	104,377	576,865
Investec Plc	31,248	257,429
J Sainsbury Plc	1	6
Johnson Matthey Plc	3,097	98,670
Kazakhmys Plc	22,960	582,826
Legal & General Group Plc	284,001	430,130
Lloyds TSB Group Plc (a)	992,114	1,024,159
Man Group Plc	25,454	118,027
National Grid Plc	59,717	516,148
Next Plc	21,721	670,848
Old Mutual Plc	76,022	146,396
Pearson Plc	52,485	827,117
Petrofac Ltd.	4,718	117,228
Reckitt Benckiser Plc	7,706	423,943
Rexam Plc	126,876	658,912
Rio Tinto Plc, Registered Shares	20,929	1,491,847
Rolls-Royce Group Plc (a)	2,131,392	3,323

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

United Kingdom (concluded)
Royal & Sun Alliance Insurance Group		48,967	$95,731
Royal Bank of Scotland Group Plc (a)		1	1
Royal Dutch Shell Plc		56,480	1,885,776
Royal Dutch Shell Plc, Class B		37,719	1,249,047
SABMiller Plc		13,558	477,636
Schroders Plc		352	10,207
Scottish & Southern Energy Plc		16,241	310,239
Serco Group Plc		77,549	673,203
Severn Trent Plc		32,255	745,727
Shire Ltd.		26,671	643,094
Smith & Nephew Plc		74,583	787,510
Standard Chartered Plc		57,240	1,545,227
Standard Life Plc		1	3
TUI Travel Plc		20,460	78,847
TalkTalk Telecom Group Plc		117,371	293,294
Tesco Plc		1	7
United Utilities Group Plc		1,687	15,608
Vedanta Resources Plc		8,323	328,354
Vodafone Group Plc		344,236	903,667
WPP Plc		9,049	111,869
The Weir Group Plc		1,041	28,922
William Morrison Supermarkets Plc		35,532	148,454
Wolseley Plc (a)		18,247	584,125
Xstrata Plc		20,743	491,529

			33,848,387

Total Common Stocks – 93.8%			160,323,700

Corporate Bonds	Par (000)

Japan — 0.1%
Mitsubishi Corp., 0.85%, 6/17/11 (b)(c)	JPY	5,000	113,557

Total Corporate Bonds – 0.1%			113,557

Investment Companies	Shares

United States — 0.9%
iShares MSCI EAFE Index Fund (d)(e)		27,052	1,575,238

Total Investment Companies – 0.9%			1,575,238

Warrants (f)

Italy — 0.0%
Mediobanca SpA (Expires 3/18/11)		783	6

Warrants (f)	Shares		Value

Italy (concluded)
Unione Di Banche Italiane ScpA (Expires 6/30/11)		3,377	$14

Total Warrants – 0.0%			20

Total Long-Term Investments (Cost – $136,945,823) – 94.8%			162,012,515

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.18% (d)(g)		3,189,199	3,189,199

Total Short-Term Securities (Cost – $3,189,199) – 1.8%			3,189,199

Total Investments (Cost – $140,135,022*) – 96.6%			165,201,714
Other Assets Less Liabilities – 3.4%			5,758,261

Net Assets – 100.0%			$170,959,975

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$146,742,277

Gross unrealized appreciation	$20,244,968
Gross unrealized depreciation	(1,785,531)

Net unrealized appreciation	$18,459,437

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	9

Schedule of Investments (continued)	Master Enhanced International Series

(d)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Loss	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	3,052,766	136,433	[1]	—	3,189,199	$3,189,199	—	$3,204
iShares MSCI EAFE Index Fund	26,540	862		(350)	27,052	$1,575,238	$(6,043)	$50,894

[1] Represents net shares purchased.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

SEK	1,250,000	USD	186,047	Goldman Sachs Bank USA	1/05/11	$(222)
EUR	935,000	USD	1,300,298	Goldman Sachs Bank USA	1/13/11	(50,866)
GBP	545,000	USD	860,815	Goldman Sachs Bank USA	1/13/11	(11,192)

Total						$(62,280)

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

4	Amsterdam Index	LIFFE	January 2011	$376,770	$2,528
10	OMXS30 Index	OMX Nordic Exchange Stockholm	January 2011	$171,327	701
9	CAC40 10 Euro	LIFFE	March 2011	$469,086	(10,505)
3	DAX Index 25 Euro	Eurex	March 2011	$706,350	(12,104)
21	DJ Euro Stoxx 50	Eurex	March 2011	$802,068	(18,002)
17	FTSE 100 Index	LIFFE	March 2011	$1,550,073	11,838
5	FTSE/MIB Index	Borsa	March 2011	$692,194	(17,191)
11	SPI 200 Index	Sydney	March 2011	$1,340,010	(9,605)
15	TOPIX Index	Tokyo	March 2011	$1,636,433	18,943

Total					$(33,397)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of Notes to Financial Statements.

See Notes to Financial Statements.

[10]	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (concluded)	Master Enhanced International Series

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Australia	$195,518	$13,646,410	—	$13,841,928
Austria	—	878,296	—	878,296
Belgium	—	1,704,635	—	1,704,635
Bermuda	—	34	—	34
China	—	589	—	589
Denmark	—	1,311,286	—	1,311,286
Finland	—	1,451,571	—	1,451,571
France	200,389	14,658,330	—	14,858,719
Germany	51,405	12,562,443	—	12,613,848
Greece	—	643,291	—	643,291
Hong Kong	329,256	4,846,888	—	5,176,144
Ireland	—	659,971	—	659,971
Israel	—	977,102	—	977,102
Italy	174,307	2,309,706	—	2,484,013
Japan	—	34,919,756	—	34,919,756
Kazakhstan	—	298,679	—	298,679
Luxembourg	—	901,045	—	901,045
Netherlands	—	4,432,071	—	4,432,071
New Zealand	—	506,348	—	506,348
Norway	—	1,678,678	—	1,678,678
Portugal	—	712,369	—	712,369
Singapore	—	2,544,623	—	2,544,623
Spain	753,405	4,310,725	—	5,064,130
Sweden	3,126	5,831,870	—	5,834,996
Switzerland	493	12,980,698	—	12,981,191
United Kingdom	504,440	33,343,947	—	33,848,387
Corporate Bonds:
Japan	—	113,557	—	113,557
Investment Companies:
United States	1,575,238	—	—	1,575,238
Warrants:
Italy	20	—	—	20
Short-Term Securities	3,189,199	—	—	3,189,199

Total	$6,976,796	$158,224,918	—	$165,201,714

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$34,010	—	—	$34,010
Liabilities:
Equity contracts	(67,407)	—	—	(67,407)
Foreign currency exchange contracts	—	$(62,280)	—	(62,280)

Total	$(33,397)	$(62,280)	—	$(95,677)

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	11

Statement of Assets and Liabilities	Master Enhanced International Series

December 31, 2010

Assets

Investments at value - unaffiliated (cost - $135,163,891)	$160,437,277
Investments at value - affiliated (cost - $4,971,131)	4,764,437
Foreign currency at value (cost - $5,714,894)	5,848,769
Investments sold receivable	1,081,820
Dividends receivable	707,790
Receivable from advisor	29,083
Prepaid expenses	3,438

Total assets	172,872,614

Liabilities

Bank overdraft	638,482
Unrealized depreciation on foreign currency exchange contracts	62,280
Investments purchased payable	1,034,651
Margin variation payable	89,860
Withdrawals payable to investors	21,550
Other affiliates payable	738
Directors’ fees payable	126
Other accrued expenses payable	64,952

Total liabilities	1,912,639

Net Assets	$170,959,975

Net Assets Consist of

Investors’ capital	$145,827,101
Net unrealized appreciation/depreciation	25,132,874

Net Assets	$170,959,975

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Statement of Operations	Master Enhanced International Series

Year Ended December 31, 2010

Investment Income

Dividends - unaffiliated	$4,936,385
Interest	7,449
Foreign taxes withheld	(360,605)
Dividends - affiliated	54,098

Total income	4,637,327

Expenses

Investment advisory	15,390
Custodian	122,271
Pricing	76,387
Professional	64,249
Accounting services	34,668
Directors	6,799
Printing	5,952
Miscellaneous	11,143

Total expenses	336,859
Less fees waived and/or reimbursed by advisor	(153,654)

Total expenses after fees waived and/or reimbursed	183,205

Net investment income	4,454,122

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments - unaffiliated	3,416,362
Investments - affiliated	(6,043)
Financial futures contracts	148,110
Foreign currency transactions	1,091

3,559,520

Net change in unrealized appreciation/depreciation on:
Investments	6,758,856
Financial futures contracts	(17,147)
Foreign currency transactions	142,273

6,883,982

Total realized and unrealized gain	10,443,502

Net Increase in Net Assets Resulting from Operations	$14,897,624

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	13

Statements of Changes in Net Assets	Master Enhanced International Series

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$4,454,122	$4,006,225
Net realized gain (loss)	3,559,520	(17,868,426)
Net change in unrealized appreciation/depreciation	6,883,982	45,101,995

Net increase in net assets resulting from operations	14,897,624	31,239,794

Capital Transactions

Proceeds from contributions	39,314,837	34,976,258
Value of withdrawals	(35,374,270)	(33,255,521)

Net increase in net assets derived from capital transactions	3,940,567	1,720,737

Net Assets

Total increase in net assets	18,838,191	32,960,531
Beginning of year	152,121,784	119,161,253

End of year	$170,959,975	$152,121,784

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Financial Highlights	Master Enhanced International Series

	Year Ended December 31,

	2010	2009	2008	2007	2006

Total Investment Return

Total investment return	9.68%	27.27%	(41.13)%	9.60%	27.09%

Ratios to Average Net Assets

Total expenses	0.22%	0.33%	0.25%	0.19%	0.27%

Total expenses after fees waived and/or reimbursed	0.12%	0.06%	0.12%	0.12%	0.17%

Net investment income	2.89%	3.19%	3.47%	2.63%	2.62%

Supplemental Data

Net assets, end of year (000)	$170,960	$152,122	$119,161	$207,557	$156,131

Portfolio turnover	95%	105%	146%	126%	145%

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	15

Notes to Financial Statements	Master Enhanced International Series

1. Organization and Significant Accounting Policies:

Master Enhanced International Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC to issue non-transferable interests in the Master LLC, subject to certain limitations. The Board of Directors of the Master LLC is referred to throughout this report as the “Board of Directors” or the “Board.” The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Series uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Series’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Series’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Series reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts or foreign currency exchange contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding

16	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Notes to Financial Statements	Master Enhanced International Series

tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the return of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Series’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Series bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Series do not give rise to counterparty credit risk, as options written obligate the Series to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Series may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between the Series and each of its respective counterparties. The ISDA Master Agreement allows the Series to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Series enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currency backing some of the investments held by the Series. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	17

Notes to Financial Statements	Master Enhanced International Series

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of December 31, 2010

Asset Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts	Net unrealized appreciation/depreciation*	$34,010

Liability Derivatives

	Statement of Assets and Liabilities Location

Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$62,280
Equity contracts	Net unrealized appreciation/depreciation*	67,407

Total		$129,687

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Year Ended December 31, 2010

Net Realized Gain from

	Financial Futures Contracts	Foreign Currency Transactions

Foreign currency exchange contracts	—	$46,513
Equity Contracts	$148,110	—

Total	$148,110	$46,513

Net Change in Unrealized Appreciation/Depreciation on

	Financial Futures Contracts	Foreign Currency Transactions

Foreign currency exchange contracts	—	$(1,837)
Equity Contracts	$(17,147)	—

Total	$(17,147)	$(1,837)

For the year ended December 31, 2010, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	116
Average notional value of contracts purchased	$7,728,987
Foreign currency exchange contracts:
Average number of contracts - US dollars purchased	6
Average number of contracts–US dollars sold	5
Average US dollar amounts purchased	$723,737
Average US dollar amounts sold	$2,676,928

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager has voluntarily agreed to waive and/or reimburse fees and expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other Series expenses, in order to limit expenses to 0.12% of the average daily value of the Series’ net assets. This voluntary waiver and/or reimbursement may be reduced or discontinued at any time. For the year ended December 31, 2010, the Manager waived $152,178, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. For the year ended December 31, 2010, the Series waived $1,476, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

18	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Notes to Financial Statements	Master Enhanced International Series

For the year ended December 31, 2010, the Series reimbursed the Manager $2,867 for certain accounting services, which are included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2010, were $143,273,611 and $136,973,478, respectively.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

The Series invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedule of Investments for concentrations in specific countries.

As of December 31, 2010, the Series had the following industry classifications:

Industry	Percent of Long-Term Investments

Commercial Banks	12%
Oil, Gas & Consumable Fuels	7
Pharmaceuticals	7
Other*	74

*All other industries held were each less than 5% of long-term investments.

6. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Series may borrow under the credit agreement to fund investor withdrawals. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the year ended December 31, 2010.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced International Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced International Series of Quantitative Master Series LLC as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Princeton, New Jersey
February 28, 2011

20	QUANTITATIVE MASTER SERIES LLC	December 31, 2010

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested
Directors [1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 95 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	21

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

22	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company) ; WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	23

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, CollegeAccess Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

			36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

24	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

			36 RICs consisting of 95 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	25

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

			36 RICs consisting of 95 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a Director for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows Directors as joining the Master LLC board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

26	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Interested Directors [1]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005.

			169 RICs consisting of 289 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			169 RICs consisting of 289 Portfolios	None

[1]

Mr. Davis is an “interested person” as defined in the 1940 Act, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	27

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Master LLC Officers [1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

28	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.
Ira Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.

[1]	Officers of the Master LLC serve at the pleasure of the Board.

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Master LLC.

Effective November 16, 2010, Ira Shapiro became Secretary of the Master LLC.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	29

Additional Information

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deliotte & Touche LLP
Princeton, NJ 08540

Address of the Series
100 Bellevue Parkway
Wilmington, DE 19809

Availability Of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

30	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Master Enhanced S&P 500 Series of Quantitative Master Series LLC Annual Report, December 31, 2010

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the 12 months ended December 31, 2010, the Master Enhanced S&P 500 Series (the “Series”), a Series of Quantitative Master Series LLC returned 15.88%, outperforming the benchmark Standard & Poor’s (S&P) 500 Index, which returned 15.06% for the same period. Positive performance resulted from both our stock-substitution strategies and stock-selection strategies.

•	The return for the Series differs from the benchmark based on series expenses.

Describe the market environment.

•

In many ways, the market environment over the past twelve months can be described as occurring in three parts. The early months saw US equity markets move higher as they continued the 2009 asset recovery story, helped by continuing economic recovery and strong fourth quarter 2009 and first quarter 2010 corporate earnings. The middle months of 2010 saw a significant correction on the back of the Greek sovereign debt crisis and some worse-than-expected economic data (particularly on the jobs front), leading to fears of a double-dip recession. Nevertheless, after touching late summer lows, US markets experienced a very strong finish to the year as double-dip fears receded, economic data improved and additional quantitative easing measures were announced by the US Federal Reserve Board. Volatility levels remained high over the course of 2010, but US stocks posted positive results for the year as a whole.

•

For all of 2010, the Dow Jones Industrial Average gained 14.06% and, in the process, moved past the levels last seen before the collapse of Lehman Brothers in late 2008. For its part, the S&P 500 Index advanced 15.06%, while the Nasdaq Composite moved up 18.02%.

•

Within the benchmark S&P 500 Index, all 10 sectors recorded positive returns for the period. Consumer discretionary (+27.6%), industrials (+26.7%) and materials (+22.2%) were the best-performing sectors while health care (+2.9%), utilities (+5.5%) and information technology (+10.2%) were the worst.

Describe recent portfolio activity.

•

Over the course of the last year, we did not make any significant changes to our investment process. Throughout the period, as changes were made to the composition of the S&P 500 Index, the Series purchased and sold securities to maintain its objective of tracking the risks and return of the benchmark index. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index.

Describe portfolio positioning at period-end.

At period end, the Series continued to adopt a diversified approach to stock selection and remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	1

Portfolio Information as of December 31, 2010	Master Enhanced S&P 500 Series

Sector Allocation	Percent of Long-Term Investments

Information Technology	18%
Financials	17
Energy	12
Health Care	12
Consumer Staples	11
Industrials	10
Consumer Discretionary	10
Utilities	4
Materials	3
Telecommunication Services	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	Master Enhanced S&P 500 Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.2%
General Dynamics Corp.	8,372	$594,077
Honeywell International, Inc.	36,170	1,922,797
ITT Corp.	29,100	1,516,401
L-3 Communications Holdings, Inc.	12,600	888,174
Lockheed Martin Corp.	44,950	3,142,454
Northrop Grumman Corp.	42,600	2,759,628
Precision Castparts Corp.	6,100	849,181
Raytheon Co.	81,484	3,775,969
Rockwell Collins, Inc.	31,830	1,854,416
United Technologies Corp.	96,185	7,571,683

		24,874,780

Air Freight & Logistics — 0.4%
Expeditors International Washington, Inc.	29,900	1,632,540
FedEx Corp.	1,700	158,117
United Parcel Service, Inc., Class B	35,350	2,565,703

		4,356,360

Airlines — 0.4%
Southwest Airlines Co.	334,300	4,339,214

Automobiles — 0.7%
Ford Motor Co. (a)	291,748	4,898,449
Harley-Davidson, Inc.	95,400	3,307,518

		8,205,967

Beverages — 2.7%
The Coca-Cola Co.	203,735	13,399,651
Coca-Cola Enterprises Inc.	11,700	292,851
Constellation Brands, Inc., Class A (a)	153,700	3,404,455
Dr. Pepper Snapple Group, Inc.	87,400	3,072,984
Molson Coors Brewing Co., Class B	24	1,205
PepsiCo, Inc.	156,580	10,229,371

		30,400,517

Biotechnology — 1.7%
Amgen, Inc. (a)(b)	162,960	8,946,504
Biogen Idec, Inc. (a)	77,010	5,163,520
Celgene Corp. (a)	4	237
Cephalon, Inc. (a)	42,900	2,647,788
Genzyme Corp. (a)	33,470	2,383,064

		19,141,113

Building Products — 0.1%
Masco Corp.	46,671	590,855

Capital Markets — 2.7%
Ameriprise Financial, Inc.	22,200	1,277,610
The Bank of New York Mellon Corp.	65,634	1,982,147
Franklin Resources, Inc.	49,950	5,554,939
The Goldman Sachs Group, Inc.	66,430	11,170,869

Common Stocks	Shares	Value

Capital Markets (concluded)
Invesco Ltd.	164,000	$3,945,840
Janus Capital Group, Inc.	16,400	212,708
Legg Mason, Inc.	13,700	496,899
State Street Corp.	28	1,298
T. Rowe Price Group, Inc.	82,500	5,324,550

		29,966,860

Chemicals — 1.7%
Air Products & Chemicals, Inc.	16,376	1,489,397
Airgas, Inc.	7,500	468,450
CF Industries Holdings, Inc.	3,200	432,480
E.I. du Pont de Nemours & Co.	82,457	4,112,955
Eastman Chemical Co.	44,075	3,705,826
Ecolab, Inc.	88,735	4,474,019
International Flavors & Fragrances, Inc.	3,954	219,803
Monsanto Co.	16,068	1,118,975
PPG Industries, Inc.	14,600	1,227,422
Potash Corp. of Saskatc hewan, Inc.	4,854	751,545
The Sherwin-Williams Co.	7,280	609,700

		18,610,572

Commercial Banks — 2.8%
BB&T Corp.	22,513	591,867
Banco Santander Central Hispano SA - ADR	34	362
Fifth Third Bancorp	71,200	1,045,217
Huntington Bancshares, Inc.	77,200	530,364
KeyCorp	78,700	696,495
M&T Bank Corp.	10,648	926,908
Marshall & Ilsley Corp.	47,000	325,240
The PNC Financial Services Group, Inc. (c)	15,798	959,255
Royal Bank of Canada	5	262
SunTrust Banks, Inc.	138,100	4,075,331
U.S. Bancorp	148,954	4,017,289
Wells Fargo & Co.	571,832	17,721,074

		30,889,664

Commercial Services & Supplies — 0.7%
Cintas Corp.	147,300	4,118,508
R.R. Donnelley & Sons Co.	183,900	3,212,733
Republic Services, Inc., Class A	21,022	627,717

		7,958,958

Communications Equipment — 2.0%
Cisco Systems, Inc. (a)	413,128	8,357,579
CommScope, Inc. (a)	55,890	1,744,886
Harris Corp.	25,200	1,141,560

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	3

Schedule of Investments (continued)	Master Enhanced S&P 500 Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Communications Equipment (concluded)
Juniper Networks, Inc. (a)	46,800	$1,727,856
Motorola, Inc. (a)	261,500	2,371,805
QUALCOMM, Inc.	144,800	7,166,152

		22,509,838

Computers & Peripherals — 4.4%
Apple, Inc. (a)	85,050	27,433,728
EMC Corp. (a)	216,621	4,960,621
Hewlett-Packard Co.	241,174	10,153,425
Lexmark International, Inc., Class A (a)	7,000	243,740
NetApp, Inc. (a)	82,400	4,528,704
SanDisk Corp. (a)	21,000	1,047,060
Western Digital Corp. (a)	33,400	1,132,260

		49,499,538

Construction & Engineering — 0.4%
Fluor Corp.	63,000	4,174,380

Consumer Finance — 1.2%
American Express Co.	184,866	7,934,449
Capital One Financial Corp.	102,844	4,377,040
Discover Financial Services, Inc.	48,800	904,264

		13,215,753

Containers & Packaging — 0.1%
Ball Corp.	7,900	537,595
Sealed Air Corp.	14,600	371,570

		909,165

Distributors — 0.1%
Genuine Parts Co.	15,300	785,502

Diversified Consumer Services — 0.0%
Apollo Group, Inc., Class A (a)	400	15,796
H&R Block, Inc.	2,368	28,203

		43,999

Diversified Financial Services — 4.1%
Bank of America Corp. (b)	902,714	12,042,205
CME Group, Inc.	4,282	1,377,733
Citigroup, Inc. (a)	3,144,220	14,872,161
JPMorgan Chase & Co.	334,763	14,200,646
Moody’s Corp.	600	15,924
NYSE Euronext	97,700	2,929,046

		45,437,715

Diversified Telecommunication Services — 2.6%
AT&T Inc. (b)	530,835	15,595,932
CenturyLink, Inc.	16,404	757,373
Frontier Communications Corp.	126,415	1,230,018
Qwest Communications International, Inc.	308,500	2,347,685
Verizon Communications, Inc.	221,170	7,913,463
Windstream Corp.	102,208	1,424,779

		29,269,250

Electric Utilities — 0.9%
Duke Energy Corp.	43	766
Edison International	1,500	57,900
Entergy Corp.	5,050	357,692
Exelon Corp.	164,524	6,850,779

Common Stocks	Shares	Value

Electric Utilities (concluded)
Progress Energy, Inc.	28,887	$1,256,007
The Southern Co.	49,675	1,899,075

		10,422,219

Electrical Equipment — 1.0%
Babcock & Wilcox Co. (a)	77,894	1,993,307
Baldor Electric Co.	8,324	524,745
Emerson Electric Co.	69,550	3,976,174
Rockwell Automation, Inc.	66,700	4,783,057

		11,277,283

Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc.	133,240	2,676,792
L-1 Identity Solutions, Inc. (a)	441	5,252
Molex, Inc.	18,473	419,706

		3,101,750

Energy Equipment & Services — 1.4%
Baker Hughes, Inc.	19,896	1,137,454
Cameron International Corp. (a)	3,675	186,433
FMC Technologies, Inc. (a)	4,200	373,422
Halliburton Co.	46,050	1,880,222
Helmerich & Payne, Inc.	24,155	1,171,034
Nabors Industries Ltd. (a)	25,503	598,300
National Oilwell Varco, Inc.	25,120	1,689,320
Precision Drilling Corp. (a)	36	349
Rowan Cos., Inc. (a)	11,300	394,483
Schlumberger Ltd.	103,456	8,638,576

		16,069,593

Food & Staples Retailing — 2.8%
CVS Caremark Corp.	105,600	3,671,712
Costco Wholesale Corp.	77,690	5,609,995
The Kroger Co.	255,900	5,721,924
SYSCO Corp.	20,461	601,553
Safeway, Inc.	112,500	2,530,125
Wal-Mart Stores, Inc.	172,467	9,301,145
Walgreen Co.	87,990	3,428,091
Whole Foods Market, Inc. (a)	4,100	207,419

		31,071,964

Food Products — 2.0%
Campbell Soup Co.	38	1,321
ConAgra Foods, Inc.	46,180	1,042,744
General Mills, Inc.	40,547	1,443,068
H.J. Heinz Co.	13,050	645,453
Hormel Foods Corp.	91,000	4,664,660
Kellogg Co.	3,900	199,212
Kraft Foods, Inc.	176,837	5,572,134
Mead Johnson Nutrition Co.	66,193	4,120,514
Sara Lee Corp.	227,250	3,979,147
Tyson Foods, Inc., Class A	27,300	470,106

		22,138,359

Gas Utilities — 0.7%
Nicor, Inc.	90,600	4,522,752
Oneok, Inc.	61,300	3,400,311

		7,923,063

Health Care Equipment & Supplies — 1.9%
Alcon, Inc.	13,947	2,278,940

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Enhanced S&P 500 Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Supplies (concluded)
Baxter International, Inc.	61,100	$3,092,882
Becton Dickinson & Co.	3,780	319,485
C.R. Bard, Inc.	4,975	456,556
CareFusion Corp. (a)	8,977	230,709
Hospira, Inc. (a)	74,800	4,165,612
Medtronic, Inc.	135,542	5,027,253
St. Jude Medical, Inc. (a)	18,162	776,421
Stryker Corp.	36,180	1,942,866
Varian Medical Systems, Inc. (a)	47,300	3,276,944

		21,567,668

Health Care Providers & Services — 2.3%
Aetna, Inc.	69,800	2,129,598
AmerisourceBergen Corp.	23,700	808,644
Cardinal Health, Inc.	11,424	437,653
Cigna Corp.	24,300	890,838
Coventry Health Care, Inc. (a)	13,300	351,120
DaVita, Inc. (a)	9,450	656,681
Express Scripts, Inc. (a)	36,600	1,978,230
Humana, Inc. (a)	15,100	826,574
McKesson Corp.	38,611	2,717,442
Medco Health Solutions, Inc. (a)	88,032	5,393,721
UnitedHealth Group, Inc.	193,313	6,980,532
WellPoint, Inc. (a)	35,211	2,002,098

		25,173,131

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	7	323
Darden Restaurants, Inc.	32,338	1,501,777
Marriott International, Inc., Class A	10,053	417,602
McDonald’s Corp.	23,732	1,821,668
Starbucks Corp.	67,435	2,166,686
Starwood Hotels & Resorts Worldwide, Inc.	17,100	1,039,338
Wyndham Worldwide Corp.	1,320	39,547
Wynn Resorts Ltd.	27,331	2,838,051
Yum! Brands, Inc.	26,700	1,309,635

		11,134,627

Household Durables — 0.5%
Fortune Brands, Inc.	26,320	1,585,780
Harman International Industries, Inc. (a)	61,500	2,847,450
Leggett & Platt, Inc.	38,400	873,984
Stanley Black & Decker, Inc.	2,950	197,267
Whirlpool Corp.	1,900	168,777

		5,673,258

Household Products — 1.5%
Clorox Co.	11,991	758,790
Colgate-Palmolive Co.	4,417	354,994
Kimberly-Clark Corp.	5,975	376,664
The Procter & Gamble Co.	241,020	15,504,817

		16,995,265

IT Services — 2.4%
Cognizant Technology Solutions Corp. (a)	73,400	5,379,486
Computer Sciences Corp.	32,600	1,616,960

Common Stocks	Shares	Value

IT Services (concluded)
Fidelity National Information Services, Inc.	4	$110
Fiserv, Inc. (a)	1,870	109,507
International Business Machines Corp.	118,077	17,328,980
SAIC, Inc. (a)	52,870	838,518
Teradata Corp. (a)	25,906	1,066,291
Total System Services, Inc.	17,600	270,688

		26,610,540

Independent Power Producers & Energy Traders — 0.1%
The AES Corp. (a)	74,100	902,538
NRG Energy, Inc. (a)	3,422	66,866

		969,404

Industrial Conglomerates — 2.4%
3M Co.	71,055	6,132,047
General Electric Co.	954,100	17,450,489
Textron, Inc.	135,200	3,196,128

		26,778,664

Insurance — 3.7%
ACE Ltd.	20,810	1,295,422
Aflac, Inc.	108,000	6,094,440
The Allstate Corp.	44,300	1,412,284
American International Group, Inc. (a)	12,548	723,016
Aon Corp.	13,600	625,736
Assurant, Inc.	9,500	365,940
Berkshire Hathaway, Inc. (a)	145,750	11,676,032
Chubb Corp.	22,800	1,359,792
First American Financial Corp.	60,421	902,690
Genworth Financial, Inc., Class A (a)	10,800	141,912
Hartford Financial Services Group, Inc.	39,800	1,054,302
Lincoln National Corp.	129,200	3,593,052
Marsh & McLennan Cos., Inc.	33,850	925,459
MetLife, Inc.	66,400	2,950,816
Principal Financial Group, Inc.	13,800	449,328
The Progressive Corp.	59,400	1,180,278
Prudential Financial, Inc.	43,500	2,553,885
The Travelers Cos., Inc.	66,729	3,717,473
Unum Group	28,400	687,848
XL Group Plc	8,200	178,924

		41,888,629

Internet & Catalog Retail — 0.1%
Amazon.com, Inc. (a)	7,040	1,267,200
Expedia, Inc.	1,200	30,108

		1,297,308

Internet Software & Services — 1.9%
Akamai Technologies, Inc. (a)	34,700	1,632,635
eBay, Inc. (a)	204,605	5,694,157
Google, Inc., Class A (a)	22,591	13,418,376

		20,745,168

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	14,150	667,597
Mattel, Inc.	6,900	175,467

		843,064

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	5

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Life Sciences Tools & Services — 0.4%
Dionex Corp. (a)	11,096	$1,309,439
Life Technologies Corp. (a)	26,900	1,492,950
Thermo Fisher Scientific, Inc. (a)	38,215	2,115,582

		4,917,971

Machinery — 2.1%
Bucyrus International, Inc.	14,155	1,265,457
Caterpillar, Inc.	92,435	8,657,462
Cummins, Inc.	17,700	1,947,177
Danaher Corp.	63,500	2,995,295
Dover Corp.	16,800	981,960
Eaton Corp.	1,700	172,567
Illinois Tool Works, Inc.	58,060	3,100,404
PACCAR, Inc.	73,025	4,193,096
Parker Hannifin Corp.	1,853	159,914

		23,473,332

Media — 3.6%
CBS Corp., Class B	193,048	3,677,564
Comcast Corp., Class A	145,613	3,199,118
Comcast Corp., Special Class A	99,837	2,077,608
DIRECTV, Class A (a)	118,025	4,712,738
Discovery Communications, Inc., Class A (a)	24,080	1,004,136
Discovery Communications, Inc., Class C (a)	2,759	101,228
Gannett Co., Inc.	21,300	321,417
Interpublic Group of Cos., Inc. (a)	2,100	22,302
Madison Square Garden, Inc. (a)	77,822	2,006,251
The McGraw-Hill Cos., Inc.	13,500	491,535
News Corp., Class A	152,798	2,224,739
News Corp., Class B	32,228	529,184
Time Warner Cable, Inc.	25	1,651
Time Warner, Inc.	248,423	7,991,768
Viacom, Inc., Class B	165,200	6,543,572
Walt Disney Co.	152,510	5,720,650

		40,625,461

Metals & Mining — 1.0%
Alcoa, Inc.	17,700	272,403
Cliffs Natural Resources, Inc.	6,550	510,965
Freeport-McMoRan Copper & Gold, Inc., Class B	45,808	5,501,083
Newmont Mining Corp.	35,500	2,180,765
Nucor Corp.	50,732	2,223,076

		10,688,292

Multi-Utilities — 1.6%
Ameren Corp.	176,800	4,983,992
Consolidated Edison, Inc.	5,250	260,243
DTE Energy Co.	31,225	1,415,117
Integrys Energy Group, Inc.	96,200	4,666,662
NiSource, Inc.	120,215	2,118,188
TECO Energy, Inc.	246,900	4,394,820

		17,839,022

Multiline Retail — 0.6%
Big Lots, Inc. (a)	6,800	207,128
Family Dollar Stores, Inc.	11,300	561,723

Common Stocks	Shares	Value

Multiline Retail (concluded)
JCPenney Co., Inc.	9,380	$303,068
Kohl’s Corp. (a)	15,700	853,138
Macy’s, Inc.	37,900	958,870
Nordstrom, Inc.	28,100	1,190,878
Target Corp.	49,210	2,958,997

		7,033,802

Office Electronics — 0.4%
Xerox Corp.	370,782	4,271,409

Oil, Gas & Consumable Fuels — 10.1%
Anadarko Petroleum Corp.	30	2,285
Apache Corp.	67,099	8,000,214
Chesapeake Energy Corp.	70,675	1,831,189
Chevron Corp.	220,602	20,129,932
ConocoPhillips	195,980	13,346,238
Consol Energy, Inc.	21,300	1,038,162
Devon Energy Corp.	31,100	2,441,661
EOG Resources, Inc.	29,900	2,733,159
El Paso Corp.	49,700	683,872
Exxon Mobil Corp.	511,084	37,370,462
Hess Corp.	18,175	1,391,115
Marathon Oil Corp.	73,250	2,712,447
Massey Energy Co.	9,200	493,580
Murphy Oil Corp.	2,100	156,555
Noble Energy, Inc.	8,500	731,680
Occidental Petroleum Corp.	81,004	7,946,492
Peabody Energy Corp.	13,900	889,322
Pioneer Natural Resources Co.	35,100	3,047,382
QEP Resources, Inc.	44,899	1,630,283
Spectra Energy Corp.	56,212	1,404,738
Sunoco, Inc.	10,800	435,348
Tesoro Corp.	12,800	237,312
Valero Energy Corp.	139,823	3,232,708
Williams Cos., Inc.	27,050	668,676

		112,554,812

Paper & Forest Products — 0.4%
International Paper Co.	136,700	3,723,708
MeadWestvaco Corp.	48,400	1,266,144

		4,989,852

Personal Products — 0.6%
Alberto-Culver Co.	53,364	1,976,603
The Estée Lauder Cos., Inc., Class A	54,400	4,390,080

		6,366,683

Pharmaceuticals — 5.0%
Abbott Laboratories	126,447	6,058,076
Allergan, Inc.	19,012	1,305,554
Bristol-Myers Squibb Co.	190,577	5,046,479
Forest Laboratories, Inc. (a)	132,100	4,224,558
Johnson & Johnson	260,271	16,097,761
King Pharmaceuticals, Inc. (a)	248,900	3,497,045
Merck & Co, Inc.	125,932	4,538,589
Mylan, Inc. (a)	62,300	1,316,399
Pfizer, Inc.	609,538	10,673,011
Watson Pharmaceuticals, Inc. (a)	69,100	3,569,015

		56,326,487

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) — 1.0%
Apartment Investment & Management Co., Class A	10,445	$269,899
AvalonBay Communities, Inc.	5,473	615,986
Boston Properties, Inc.	17,440	1,501,584
Equity Residential	14,400	748,080
HCP, Inc.	14,300	526,097
Health Care REIT, Inc.	24,947	1,188,475
Host Marriott Corp.	59,635	1,065,677
Kimco Realty Corp.	212,301	3,829,910
ProLogis	20,900	301,796
Public Storage	11,404	1,156,594
Ventas, Inc.	145	7,610
Vornado Realty Trust	5,840	486,647

		11,698,355

Real Estate Management & Development — 0.1%
The Howard Hughes Corp. (a)	18,272	994,362

Road & Rail — 0.3%
Union Pacific Corp.	36,200	3,354,292

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	2,318	87,319
Applied Materials, Inc.	35,000	491,750
Broadcom Corp., Class A	40,800	1,776,840
Intel Corp.	545,060	11,462,612
KLA-Tencor Corp.	18,900	730,296
Nvidia Corp. (a)	23,000	354,200
Texas Instruments, Inc.	101,548	3,300,310
Xilinx, Inc.	14,980	434,120

		18,637,447

Software — 3.8%
Autodesk, Inc. (a)	20,400	779,280
BMC Software, Inc. (a)	1,900	89,566
CA, Inc.	7,100	173,524
Citrix Systems, Inc. (a)	7,405	506,576
Intuit, Inc. (a)	91,400	4,506,020
McAfee, Inc. (a)	40,996	1,898,525
Microsoft Corp.	650,021	18,148,586
Oracle Corp.	378,726	11,854,124
Symantec Corp. (a)	248,000	4,151,520

		42,107,721

Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A	400	23,052
AutoZone, Inc. (a)	100	27,259
Bed Bath & Beyond, Inc. (a)	11,200	550,480
Best Buy Co., Inc.	113,600	3,895,344
The Gap, Inc.	36,092	799,077
Home Depot, Inc.	165,200	5,791,912
Limited Brands, Inc.	101,418	3,116,575
Lowe’s Cos., Inc.	127,581	3,199,731
Ross Stores, Inc.	64,340	4,069,505
Staples, Inc.	38,900	885,753
TJX Cos., Inc.	126,750	5,626,433
Tiffany & Co.	3,600	224,172

		28,209,293

Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.	17,600	$973,456
Nike, Inc., Class B	42,800	3,655,976
Polo Ralph Lauren Corp.	700	77,644

		4,707,076

Tobacco — 0.9%
Altria Group, Inc.	33	813
Lorillard, Inc.	1,100	90,266
Philip Morris International, Inc.	170,417	9,974,507

		10,065,586

Wireless Telecommunication Services — 0.5%
American Tower Corp., Class A (a)	68,500	3,537,340
Syniverse Holdings, Inc. (a)	56,754	1,750,861

		5,288,201

Total Common Stocks – 95.0%		1,061,010,413

Exchange Traded Fund

SPDR Trust, Series 1	74,567	9,379,037

Total Exchange Traded Fund – 0.8%		9,379,037

Warrants (d)

Automobiles — 0.2%
Ford Motor Co. (Expires 1/01/13)	281,054	2,290,590

Total Warrants – 0.2%		2,290,590

Total Long-Term Investments (Cost – $876,980,769) – 96.0%		1,072,680,040

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.18% (c)(e)	44,756,970	44,756,970

Total Short-Term Securities (Cost – $44,756,970) – 4.0%		44,756,970

Total Investments (Cost – $921,737,739*) – 100.0%		1,117,437,010
Other Assets Less Liabilities – 0.0%		44,105

Net Assets – 100.0%		$1,117,481,115

*	The cost and unrealized appreciation (depreciation of investments as of December 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$961,135,580

Gross unrealized appreciation	$159,914,098
Gross unrealized depreciation	(3,612,668)

Net unrealized appreciation	$156,301,430

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	7

Schedule of Investments (continued)	Master Enhanced S&P 500 Series

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Held at December 31, 2010	Value at December 31, 2010	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	34,580,758	10,176,212	[1]	44,756,970	$44,756,970	$83,444
The PNC Financial Services Group, Inc	15,798	—		15,798	$959,255	$6,319

[1]	Represents net shares purchased.

(d)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(e)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

189	S&P 500 EMINI	Chicago Mercantile	March 2011	$58,034,553	$1,169,697

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[2]	$1,072,680,040	—	—	$1,072,680,040
Short-Term Securities	44,756,970	—	—	44,756,970

Total	$1,117,437,010	—	—	$1,117,437,010

[2]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (concluded)	Master Enhanced S&P 500 Series

Derivative Financial Instruments[3]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$1,169,697	—	—	$1,169,697

[3]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	9

Statement of Assets and Liabilities	Master Enhanced S&P 500 Series

December 31, 2010

Assets

Investments at value - unaffiliated (cost - $876,140,962)	$1,071,720,785
Investments at value - affiliated (cost - $45,596,777)	45,716,225
Foreign currency at value (cost - $3,380)	3,425
Investments sold receivable	174,546,329
Dividends receivable	1,275,608
Prepaid expenses	13,325

Total assets	1,293,275,697

Liabilities

Investments purchased payable	174,690,334
Withdrawals payable to investors	923,790
Margin variation payable	71,032
Investment advisory fees payable	5,787
Other affiliates payable	4,122
Directors’ fees payable	530
Other accrued expenses payable	98,987

Total liabilities	175,794,582

Net Assets	$1,117,481,115

Net Assets Consist of

Investors’ capital	$920,612,102
Net unrealized appreciation/depreciation	196,869,013

Net Assets	$1,117,481,115

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Statement of Operations	Master Enhanced S&P 500 Series

Year Ended December 31, 2010

Investment Income

Dividends - unaffiliated	$19,546,714
Foreign taxes withheld	(4,589)
Dividends - affiliated	89,763

Total income	19,631,888

Expenses

Accounting services	181,780
Investment advisory	91,262
Professional	81,705
Custodian	74,925
Directors	24,650
Printing	6,904
Miscellaneous	21,886

Total expenses	483,112
Less fees waived by advisor	(36,750)
Less fees paid indirectly	(3,167)

Total expenses after fees waived and paid indirectly	443,195

Net investment income	19,188,693

Realized and Unrealized Gain (Loss)

Net realized gain from:
Investments	61,604,117
Financial futures contracts	6,229,880

67,833,997

Net change in unrealized appreciation/depreciation on:
Investments	55,384,228
Financial futures contracts	752,181
Foreign currency transactions	(249)

56,136,160

Total realized and unrealized gain	123,970,157

Net Increase in Net Assets Resulting from Operations	$143,158,850

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	11

Statements of Changes in Net Assets	Master Enhanced S&P 500 Series

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$19,188,693	$16,093,121
Net realized gain (loss)	67,833,997	(15,575,443)
Net change in unrealized appreciation/depreciation	56,136,160	188,645,677

Net increase in net assets resulting from operations	143,158,850	189,163,355

Capital Transactions

Proceeds from contributions	938,363,321	302,421,814
Value of withdrawals	(833,629,989)	(64,100,407)

Net increase in net assets derived from capital transactions	104,733,332	238,321,407

Net Assets

Total increase in net assets	247,892,182	427,484,762
Beginning of year	869,588,933	442,104,171

End of year	$1,117,481,115	$869,588,933

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Financial Highlights	Master Enhanced S&P 500 Series

	Year Ended December 31,

	2010	2009	2008	2007	2006

Total Investment Return

Total investment return	15.88%	26.62%	(36.39)%	5.67%	15.64%

Ratios to Average Net Assets

Total expenses	0.05%	0.07%	0.08%	0.06%	0.06%

Total expenses after fees waived	0.05%	0.06%	0.08%	0.06%	0.06%

Net investment income	2.11%	2.38%	2.30%	1.89%	2.13%

Supplemental Data

Net assets, end of year (000)	$1,117,481	$869,589	$442,104	$635,222	$591,181

Portfolio turnover	135%	150%	206%	196%	179%

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	13

Notes to Financial Statements	Master Enhanced S&P 500 Series

1. Organization and Significant Accounting Policies:

Master Enhanced S&P 500 Series (the “Series”), a non-diversified open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Foreign Currency Transactions: The Series’ books and records are maintained in US dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against foreign currency, the Series’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Series reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

14	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Notes to Financial Statements	Master Enhanced S&P 500 Series

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the return of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specific date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of December 31, 2010

Asset Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts	Net unrealized appreciation/depreciation*	$1,169,697

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments in the Statement of Operations

Year Ended December 31, 2010

Net Realized Gain from

Financial Futures Contracts

Equity contracts	$6,229,880

Net Change in Unrealized Appreciation/Depreciation on

Financial Futures Contracts

Equity contracts	$752,181

For the year ended December 31, 2010, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	192
Average notional value of contracts purchased	$54,251,859

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”)and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2010, the Series reimbursed the Manager $16,901 for certain accounting services, which are included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the year ended December 31, 2010, were $1,210,153,803 and $1,088,614,712, respectively.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	15

Notes to Financial Statements	Master Enhanced S&P 500 Series

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Series may borrow under the credit agreement to fund investor withdrawals. Effective November, 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the year ended December 31, 2010.

6. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced S&P 500 Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced S&P 500 Series of Quantitative Master Series LLC as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Princeton, New Jersey
February 28, 2011

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	17

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Directors [1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc.	36 RICs consisting of 95 Portfolios	None

18	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

(public garden and cultural center) from 1990 to 2006.

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	19

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward	36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

20	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 95 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	21

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

			36 RICs consisting of 95 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a director for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

22	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Interested Directors [1]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005.

			169 RICs consisting of 289 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			169 RICs consisting of 289 Portfolios	None

[1]

Mr. Davis is an “interested person” as defined in the 1940 Act, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	23

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Master LLC Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

24	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.

[1]	Officers of the Master LLC serve at the pleasure of the Board.

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Master LLC.

Effective November 16, 2010, Ira Shapiro became Secretary of the Master LLC.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	25

Additional Information

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deliotte & Touche LLP
Princeton, NJ 08540

Address of the Series
100 Bellevue Parkway
Wilmington, DE 19809

Availability Of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Series’ Form NQ may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

26	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Master Enhanced Small Cap Series of Quantitative Master Series LLC Annual Report, December 31, 2010

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the 12 months ended December 31, 2010, Master Enhanced Small Cap Series (the “Series”), a series of Quantitative Master Series LLC, returned 26.25%, slightly underperforming the benchmark Standard & Poor’s (S&P) SmallCap 600 Index, which returned 26.31% for the same period. Stock-selection strategies detracted from performance, while stock-substitution strategies added to returns.

• The return for the Series differs from the benchmark based on Series expenses.

Describe the market environment.

•

In many ways, the market environment over the past 12 months can be described as occurring in three parts. The early months saw US equity markets move higher as they continued the 2009 asset recovery story, helped by continuing economic recovery and strong fourth quarter 2009 and first quarter 2010 corporate earnings. The middle months of 2010 saw a significant correction on the back of the Greek sovereign debt crisis and some worse-than-expected economic data (particularly on the jobs front), leading to fears of a double-dip recession. Nevertheless, after touching late summer lows, US markets experienced a very strong finish to the year as double-dip fears receded, economic data improved and additional quantitative easing measures were announced by the US Federal Reserve Board. Volatility levels remained high over the course of 2010, but US stocks posted positive results for the year as a whole.

•

For all of 2010, small cap stocks outperformed their large cap counterparts. For the year, the Dow Jones Industrial Average gained 14.06% and, in the process, moved past the levels last seen before the collapse of Lehman Brothers in late 2008. For its part, the S&P 500 Index advanced 15.06%, while the Nasdaq Composite moved up 18.02%. The S&P SmallCap 600 Index posted a 26.31% return.

•

Within the benchmark S&P SmallCap 600 Index, all ten sectors posted positive returns for the year. Energy (+44.9%), consumer discretionary (+35.9%) and consumer staples (+26.1%) were the best-performing sectors, while telecommunication services (+5.1%), utilities (+18.2%) and materials (+18.3%) were the worst.

Describe recent portfolio activity.

•

Over the course of the last year, we did not make any significant changes to our investment process. Throughout the period, as changes were made to the composition of the S&P SmallCap 600 Index, the Series purchased and sold securities to maintain its objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the benchmark index. The Series typically has a cash position resulting from daily cash flows. The cash balance does not have an impact on the Series’ performance, as it is entirely invested in futures contracts on the Index.

Describe portfolio positioning at period end.

•

At period end, the Series continued to adopt a diversified approach to stock selection and remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	1

Portfolio Information as of December 31, 2010	Master Enhanced Small Cap Series

Sector Allocation	Percent of Long-Term Investments

Information Technology	20%
Financials	19
Industrials	16
Consumer Discretionary	15
Health Care	13
Energy	6
Utilities	4
Materials	3
Consumer Staples	3
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.6%
AAR Corp. (a)(b)	6,100	$167,567
AeroVironment, Inc. (a)	5,100	136,833
Applied Signal Technology, Inc.	7,700	291,753
Ceradyne, Inc. (a)	11,500	362,595
Cubic Corp.	16,400	773,260
Curtiss-Wright Corp.	7,600	252,320
Esterline Technologies Corp. (a)	7,900	541,861
GenCorp, Inc. (a)	80,400	415,668
Moog, Inc., Class A (a)	9,625	383,075
Orbital Sciences Corp. (a)	26,100	447,093
Teledyne Technologies, Inc. (a)	27,200	1,195,984
Triumph Group, Inc.	12,000	1,072,920

		6,040,929

Air Freight & Logistics — 0.6%
Forward Air Corp.	11,300	320,694
HUB Group, Inc., Class A (a)	29,700	1,043,658

		1,364,352

Airlines — 0.1%
Allegiant Travel Co.	2,150	105,866
SkyWest, Inc.	9,900	154,638

		260,504

Auto Components — 0.4%
Drew Industries, Inc.	8,900	202,208
Spartan Motors, Inc.	9,400	57,246
Standard Motor Products, Inc.	9,000	123,300
Superior Industries International, Inc.	30,000	636,600

		1,019,354

Automobiles — 0.1%
Winnebago Industries, Inc. (a)	15,900	241,680

Biotechnology — 0.8%
Arqule, Inc. (a)	17,100	100,377
Cubist Pharmaceuticals, Inc. (a)	24,865	532,111
Emergent Biosolutions, Inc. (a)	7,600	178,296
Martek Biosciences Corp. (a)	3,700	115,810
Regeneron Pharmaceuticals, Inc. (a)	23,060	757,060
Savient Pharmaceuticals, Inc. (a)	12,450	138,693

		1,822,347

Building Products — 1.3%
A.O. Smith Corp.	27,400	1,043,392
Aaon, Inc.	3,320	93,657
Apogee Enterprises, Inc.	12,000	161,640
Gibraltar Industries, Inc. (a)	14,000	189,980
Griffon Corp. (a)	21,616	275,388
NCI Building Systems, Inc. (a)	1,200	16,788
Quanex Building Products Corp.	19,875	377,029
Simpson Manufacturing Co., Inc.	16,500	510,015

Common Stocks	Shares	Value

Building Products (concluded)
Universal Forest Products, Inc.	7,600	$295,640

		2,963,529

Capital Markets — 0.6%
Piper Jaffray Cos. (a)	17,000	595,170
SWS Group, Inc.	6,770	34,188
Stifel Financial Corp. (a)	14,300	887,172

		1,516,530

Chemicals — 1.1%
American Vanguard Corp.	6,800	58,072
Arch Chemicals, Inc.	12,200	462,746
Calgon Carbon Corp. (a)	2,500	37,800
H.B. Fuller Co.	500	10,260
OM Group, Inc. (a)	23,300	897,283
Penford Corp. (a)	4,300	26,273
PolyOne Corp. (a)	40,100	500,849
Quaker Chemical Corp.	5,300	220,851
Stepan Co.	3,600	274,572
Zep, Inc.	10,000	198,800

		2,687,506

Commercial Banks — 4.6%
Boston Private Financial Holdings, Inc.	29,000	189,950
City Holding Co.	7,200	260,856
Columbia Banking System, Inc.	18,200	383,292
Community Bank System, Inc.	17,000	472,090
First BanCorp, Puerto Rico (a)	100	46
First Commonwealth Financial Corp.	37,500	265,500
First Financial Bancorp	5,940	109,771
First Financial Bankshares, Inc.	9,600	491,328
First Midwest Bancorp, Inc.	8,100	93,312
Glacier Bancorp, Inc.	29,400	444,234
Hancock Holding Co.	11,900	414,834
Hanmi Financial Corp. (a)	37,900	43,585
Independent Bank Corp./MA	5,100	137,955
NBT Bancorp, Inc.	13,500	326,025
Nara Bancorp, Inc. (a)	49,900	490,018
National Penn Bancshares, Inc.	10,700	85,921
Old National Bancorp	35,200	418,528
Pinnacle Financial Partners, Inc. (a)	14,900	202,342
PrivateBancorp, Inc.	24,450	351,591
Signature Bank (a)	18,700	935,000
Simmons First National Corp., Class A	11,500	327,750
Sterling Bancorp	4,700	49,209
Sterling Bancshares, Inc.	101,400	711,828
Susquehanna Bancshares, Inc.	95,300	922,504
Tompkins Trustco, Inc.	3,080	120,613
UMB Financial Corp.	14,500	600,590
Umpqua Holdings Corp.	48,500	590,730

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	3

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Banks (concluded)
United Bankshares, Inc.	15,700	$458,440
Whitney Holding Corp.	16,400	232,060
Wilshire Bancorp, Inc.	22,000	167,640
Wintrust Financial Corp.	14,300	472,329

		10,769,871

Commercial Services & Supplies — 2.3%
ABM Industries, Inc. (b)	21,700	570,710
Consolidated Graphics, Inc. (a)	11,000	532,730
G&K Services, Inc., Class A	22,200	686,202
The Geo Group, Inc. (a)	20,550	506,763
Healthcare Services Group, Inc.	30,150	490,540
Interface, Inc., Class A	32,800	513,320
Mobile Mini, Inc. (a)	4,700	92,543
SYKES Enterprises, Inc. (a)	18,900	382,914
Tetra Tech, Inc. (a)	11,600	290,696
United Stationers, Inc. (a)	17,800	1,135,818
Viad Corp.	7,200	183,384

		5,385,620

Communications Equipment — 2.9%
Arris Group, Inc. (a)	89,601	1,005,323
Bel Fuse, Inc.	5,400	129,060
Black Box Corp.	18,500	708,365
Blue Coat Systems, Inc. (a)	18,800	561,556
CommScope, Inc. (a)	12,534	391,311
Comtech Telecommunications Corp.	26,530	735,677
DG FastChannel, Inc. (a)	23,000	664,240
Digi International, Inc. (a)	25,400	281,940
Harmonic, Inc. (a)	40,000	342,800
NETGEAR, Inc. (a)	26,500	892,520
Network Equipment Technologies, Inc. (a)	13,400	62,042
PC-Tel, Inc. (a)	13,000	78,000
Symmetricom, Inc. (a)	58,400	414,056
Tekelec (a)	11,400	135,774
Tollgrade Communications, Inc. (a)	8,100	75,168
Viasat, Inc. (a)	9,880	438,771

		6,916,603

Computers & Peripherals — 0.8%
Avid Technology, Inc. (a)	14,033	245,016
Compellent Technologies, Inc. (a)	32,800	904,952
Hutchinson Technology, Inc. (a)	11,000	40,810
Intevac, Inc. (a)	7,700	107,877
Novatel Wireless, Inc. (a)	10,900	104,095
Stratasys, Inc. (a)	8,300	270,912
Super Micro Computer, Inc. (a)	3,275	37,794
Synaptics, Inc. (a)	4,400	129,272

		1,840,728

Construction & Engineering — 0.7%
Dycom Industries, Inc. (a)	18,890	278,627
EMCOR Group, Inc. (a)	39,800	1,153,404
Insituform Technologies, Inc., Class A (a)	5,000	132,550
Orion Marine Group, Inc. (a)	12,500	145,000

		1,709,581

Common Stocks	Shares	Value

Construction Materials — 0.2%
Eagle Materials, Inc.	13,800	$389,850
Texas Industries, Inc.	4,400	201,432

		591,282

Consumer Finance — 1.2%
Cash America International, Inc.	25,900	956,487
Ezcorp, Inc. (a)	36,420	988,075
First Cash Financial Services, Inc. (a)	2,800	86,772
World Acceptance Corp. (a)	13,300	702,240

		2,733,574

Containers & Packaging — 0.1%
Myers Industries, Inc.	16,340	159,152

Diversified Consumer Services — 1.5%
American Public Education, Inc. (a)	8,300	309,092
Capella Education Co. (a)	7,480	498,018
Coinstar, Inc. (a)	20,400	1,151,376
Hillenbrand, Inc.	52,150	1,085,242
Pre-Paid Legal Services, Inc. (a)	5,400	325,350
Universal Technical Institute, Inc.	7,500	165,150

		3,534,228

Diversified Financial Services — 0.4%
Interactive Brokers Group, Inc., Class A	16,800	299,376
Portfolio Recovery Associates, Inc. (a)	7,190	540,688

		840,064

Diversified Telecommunication Services — 0.5%
Atlantic Tele-Network, Inc.	2,750	105,435
Cbeyond Communications, Inc. (a)	14,400	220,032
Frontier Communications Corp.	26,082	253,778
Neutral Tandem, Inc. (a)	35,830	517,385

		1,096,630

Electric Utilities — 0.8%
Allete, Inc.	4,500	167,670
El Paso Electric Co. (a)	36,200	996,586
UIL Holdings Corp.	8,100	242,676
Unisource Energy Corp.	16,500	591,360

		1,998,292

Electrical Equipment — 1.5%
AZZ, Inc.	9,900	396,099
Babcock & Wilcox Co. (a)	17,806	455,656
Baldor Electric Co.	1,862	117,380
Belden, Inc.	21,800	802,676
Brady Corp.	24,400	795,684
Encore Wire Corp.	8,500	213,180
II-VI, Inc. (a)	11,800	547,048
Powell Industries, Inc. (a)	4,100	134,808

		3,462,531

Electronic Equipment, Instruments & Components — 4.2%
Agilysys, Inc. (a)	9,300	52,359
Anixter International, Inc.	19,600	1,170,708
Benchmark Electronics, Inc. (a)	5,650	102,604

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electronic Equipment, Instruments & Components (concluded)
Brightpoint, Inc. (a)	31,930	$278,749
CPI International, Inc. (a)	2,700	52,245
CTS Corp.	41,400	457,884
Checkpoint Systems, Inc. (a)	34,800	715,140
Cognex Corp.	18,600	547,212
Daktronics, Inc.	37,700	600,184
Electro Scientific Industries, Inc. (a)	12,600	201,978
Faro Technologies, Inc. (a)	6,300	206,892
Gerber Scientific, Inc. (a)	11,500	90,505
Insight Enterprises, Inc. (a)	21,500	282,940
L-1 Identity Solutions, Inc. (a)	99	1,179
Littelfuse, Inc.	10,300	484,718
LoJack Corp. (a)	8,700	56,202
MTS Systems Corp.	7,100	265,966
Mercury Computer Systems, Inc. (a)	8,300	152,554
Methode Electronics, Inc.	23,900	309,983
Newport Corp. (a)	32,500	564,525
OSI Systems, Inc. (a)	8,920	324,331
Park Electrochemical Corp.	7,800	234,000
Plexus Corp. (a)	17,200	532,168
Pulse Electronics Corp.	19,000	101,080
Radisys Corp. (a)	31,600	281,240
Rofin-Sinar Technologies, Inc. (a)	13,190	467,454
Rogers Corp. (a)	8,500	325,125
SYNNEX Corp. (a)	11,000	343,200
ScanSource, Inc. (a)	1,900	60,610
TTM Technologies, Inc. (a)	39,600	590,436

		9,854,171

Energy Equipment & Services — 3.6%
Basic Energy Services, Inc. (a)	24,100	397,168
Bristow Group, Inc. (a)	15,600	738,660
CARBO Ceramics, Inc.	4,500	465,930
Gulf Island Fabrication, Inc.	5,200	146,536
ION Geophysical Corp. (a)	71,030	602,334
Lufkin Industries, Inc.	21,100	1,316,429
Matrix Service Co. (a)	31,400	382,452
Oil States International, Inc. (a)	30,500	1,954,745
SEACOR Holdings, Inc.	14,700	1,486,023
Seahawk Drilling, Inc. (a)	5,600	50,120
T-3 Energy Services, Inc. (a)	8,500	338,555
Tetra Technologies, Inc. (a)	62,050	736,534

		8,615,486

Food & Staples Retailing — 0.8%
The Andersons, Inc.	7,200	261,720
Casey’s General Stores, Inc.	16,463	699,842
Nash Finch Co.	8,000	340,080
Spartan Stores, Inc.	10,500	177,975
United Natural Foods, Inc. (a)	10,600	388,808

		1,868,425

Food Products — 1.6%
Cal-Maine Foods, Inc.	20,500	647,390
Darling International, Inc. (a)	62,874	834,967
Diamond Foods, Inc.	6,500	345,670
Hain Celestial Group, Inc. (a)	5,900	159,654
Sanderson Farms, Inc.	20,600	806,490
Seneca Foods Corp. (a)	4,000	107,920
Snyders-Lance, Inc.	19,300	452,392

Common Stocks	Shares	Value

Food Products (concluded)
TreeHouse Foods, Inc. (a)	7,600	$388,284

		3,742,767

Gas Utilities — 2.3%
The Laclede Group, Inc.	10,300	376,362
New Jersey Resources Corp.	29,650	1,278,211
Northwest Natural Gas Co.	11,000	511,170
Piedmont Natural Gas Co.	49,700	1,389,612
South Jersey Industries, Inc.	12,700	670,814
Southwest Gas Corp.	33,600	1,232,112

		5,458,281

Health Care Equipment & Supplies — 3.3%
Abaxis, Inc. (a)	8,500	228,225
Alcon, Inc.	3,132	511,769
Align Technology, Inc. (a)	47,800	934,012
American Medical Systems Holdings, Inc. (a)	38,100	718,566
CONMED Corp. (a)	13,200	348,876
The Cooper Cos., Inc.	29,279	1,649,579
Greatbatch, Inc. (a)	18,400	444,360
Haemonetics Corp. (a)	5,300	334,854
ICU Medical, Inc. (a)	5,900	215,350
Integra LifeSciences Holdings Corp. (a)	100	4,730
Invacare Corp.	28,700	865,592
Kensey Nash Corp. (a)	4,000	111,320
Meridian Bioscience, Inc.	1,515	35,087
Merit Medical Systems, Inc. (a)	9,900	156,717
Neogen Corp. (a)	9,100	373,373
Palomar Medical Technologies, Inc. (a)	6,500	92,365
St. Jude Medical, Inc. (a)	1	37
SurModics, Inc. (a)	8,100	96,147
Symmetry Medical, Inc. (a)	11,900	110,075
West Pharmaceutical Services, Inc.	12,848	529,337

		7,760,371

Health Care Providers & Services — 4.8%
AMERIGROUP Corp. (a)	31,900	1,401,048
AMN Healthcare Services, Inc. (a)	18,000	110,520
Air Methods Corp. (a)	11,300	635,851
Almost Family, Inc. (a)	2,950	113,339
Amedisys, Inc. (a)	3,200	107,200
Amsurg Corp. (a)	35,900	752,105
Catalyst Health Solutions, Inc. (a)	18,900	878,661
Centene Corp. (a)	37,100	940,114
Chemed Corp.	3,400	215,934
Corvel Corp. (a)	3,500	169,225
Cross Country Healthcare, Inc. (a)	14,400	121,968
The Ensign Group, Inc.	5,360	133,303
Gentiva Health Services, Inc. (a)	28,900	768,740
HMS Holdings Corp. (a)	7,100	459,867
HealthSpring, Inc. (a)	26,570	704,902
Healthways, Inc. (a)	11,700	130,572
IPC The Hospitalist Co., Inc. (a)	30	1,171
LHC Group, Inc. (a)	5,800	174,000
Landauer, Inc.	3,600	215,892
MWI Veterinary Supply, Inc. (a)	12,000	757,800
Magellan Health Services, Inc. (a)	25,240	1,193,347
Molina Healthcare, Inc. (a)	11,840	329,744

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	5

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
PSS World Medical, Inc. (a)	27,495	$621,387
PharMerica Corp. (a)	26,500	303,425
RehabCare Group, Inc. (a)	2,300	54,510

		11,294,625

Health Care Technology — 0.4%
Computer Programs & Systems, Inc.	5,070	237,479
Omnicell, Inc. (a)	15,300	221,085
Quality Systems, Inc.	8,700	607,434

		1,065,998

Hotels, Restaurants & Leisure — 2.4%
BJ’s Restaurants, Inc. (a)	6,020	213,289
Biglari Holdings, Inc. (a)	565	231,769
Buffalo Wild Wings, Inc. (a)	700	30,695
CEC Entertainment, Inc. (a)	21,200	823,196
California Pizza Kitchen, Inc. (a)	26,880	464,486
Cracker Barrel Old Country Store, Inc.	8,200	449,114
DineEquity, Inc. (a)	1,700	83,946
Interval Leisure Group, Inc. (a)	18,800	303,432
Jack in the Box, Inc. (a)	21,600	456,408
P.F. Chang’s China Bistro, Inc.	8,410	407,548
Papa John’s International, Inc. (a)	25,700	711,890
Peet’s Coffee & Tea, Inc. (a)	4,900	204,526
Pinnacle Entertainment, Inc. (a)	4,200	58,884
Ruby Tuesday, Inc. (a)	50,600	660,836
Ruth’s Hospitality Group, Inc. (a)	6,600	30,558
Shuffle Master, Inc. (a)	24,900	285,105
Texas Roadhouse, Inc., Class A (a)	18,330	314,726

		5,730,408

Household Durables — 1.1%
Blyth, Inc.	2,890	99,647
Helen of Troy Ltd. (a)	19,800	588,852
Kid Brands, Inc. (a)	10,100	86,355
M/I Homes, Inc. (a)	22,200	341,436
Meritage Homes Corp. (a)	14,600	324,120
National Presto Industries, Inc.	5,900	767,059
Standard-Pacific Corp. (a)	37,400	172,040
Universal Electronics, Inc. (a)	5,100	144,687

		2,524,196

Household Products — 0.2%
Central Garden & Pet Co., Class A (a)	29,850	294,918
WD-40 Co.	6,200	249,736

		544,654

IT Services — 2.0%
CACI International, Inc., Class A (a)	22,800	1,217,520
CSG Systems International, Inc. (a)	36,500	691,310
Ciber, Inc. (a)	32,400	151,632
Forrester Research, Inc.	6,800	239,972
Heartland Payment Systems, Inc.	20,400	314,568
Integral Systems, Inc. (a)	8,000	79,280
MAXIMUS, Inc.	8,100	531,198
NCI, Inc., Class A (a)	3,700	85,063
TeleTech Holdings, Inc. (a)	11,200	230,608
Wright Express Corp. (a)	27,000	1,242,000

		4,783,151

Common Stocks	Shares	Value

Industrial Conglomerates — 0.2%
Standex International Corp.	10,500	$314,055
Tredegar Corp.	10,600	205,428

		519,483

Insurance — 3.2%
Amerisafe, Inc. (a)	8,500	148,750
Delphi Financial Group, Inc., Class A (b)	41,130	1,186,189
eHealth, Inc. (a)	13,200	187,308
Employers Holdings, Inc.	21,900	382,812
First American Financial Corp.	14,152	211,431
Horace Mann Educators Corp.	39,600	714,384
Infinity Property & Casualty Corp.	6,400	395,520
National Financial Partners Corp. (a)	40,600	544,040
Presidential Life Corp.	9,900	98,307
Primerica, Inc.	26,377	639,642
ProAssurance Corp. (a)	21,700	1,315,020
Safety Insurance Group, Inc.	16,573	788,378
Selective Insurance Group, Inc.	182	3,303
Stewart Information Services Corp.	8,500	98,005
Tower Group, Inc.	37,210	951,832

		7,664,921

Internet & Catalog Retail — 0.5%
Blue Nile, Inc. (a)	5,900	336,654
HSN, Inc. (a)	16,700	511,688
NutriSystem, Inc.	10,700	225,021
PetMed Express, Inc.	10,500	187,005

		1,260,368

Internet Software & Services — 0.7%
ComScore, Inc. (a)	10,000	223,100
DealerTrack Holdings, Inc. (a)	3,200	64,224
Infospace, Inc. (a)	43,600	361,880
j2 Global Communications, Inc. (a)	5,700	165,015
The Knot, Inc. (a)	10,400	102,752
Liquidity Services, Inc. (a)	7,000	98,350
Perficient, Inc. (a)	13,900	173,750
RightNow Technologies, Inc. (a)	10,100	239,067
Stamps.com, Inc.	1,700	22,525
United Online, Inc.	39,700	262,020

		1,712,683

Leisure Equipment & Products — 0.9%
Arctic Cat, Inc. (a)	5,700	83,448
Brunswick Corp.	26,700	500,358
Callaway Golf Co.	24,120	194,648
Jakks Pacific, Inc. (a)	12,800	233,216
Pool Corp.	20,500	462,070
RC2 Corp. (a)	17,600	383,152
Sturm Ruger & Co., Inc.	19,100	292,039

		2,148,931

Life Sciences Tools & Services — 1.0%
Affymetrix, Inc. (a)	37,000	186,110
Cambrex Corp. (a)	5,800	29,986

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Life Sciences Tools & Services (concluded)
Charles River Laboratories International, Inc. (a)	2,710	$96,313
Dionex Corp. (a)	12,489	1,473,827
eResearch Technology, Inc. (a)	19,800	145,530
Kendle International, Inc. (a)	12,000	130,680
Parexel International Corp. (a)	9,070	192,556
WuXi PharmaTech (Cayman), Inc. - ADR (a)	5,205	84,009

		2,339,011

Machinery — 3.6%
Actuant Corp., Class A	17,000	452,540
Albany International Corp., Class A	1,200	28,428
Astec Industries, Inc. (a)	2,100	68,061
Badger Meter, Inc.	2,600	114,972
Barnes Group, Inc.	18,200	376,194
Briggs & Stratton Corp.	20,600	405,614
Bucyrus International, Inc.	3,190	285,186
CIRCOR International, Inc.	9,100	384,748
Cascade Corp.	10,200	482,256
Clarcor, Inc.	21,900	939,291
ESCO Technologies, Inc.	11,200	423,808
EnPro Industries, Inc. (a)	8,300	344,948
Federal Signal Corp.	29,600	203,056
John Bean Technologies Corp.	13,102	263,743
Kaydon Corp.	4,058	165,242
Lindsay Manufacturing Co.	5,000	297,150
Lydall, Inc. (a)	7,900	63,595
Mueller Industries, Inc.	30,800	1,007,160
Robbins & Myers, Inc.	22,000	787,160
Toro Co.	7,900	486,956
Watts Water Technologies, Inc., Class A	24,700	903,773

		8,483,881

Media — 0.4%
Arbitron, Inc.	5,700	236,664
EW Scripps Co. (a)	14,260	144,739
Live Nation Entertainment, Inc. (a)	45,740	522,351

		903,754

Metals & Mining — 0.8%
A.M. Castle & Co. (a)	7,800	143,598
AMCOL International Corp.	10,000	310,000
Brush Engineered Materials, Inc. (a)	8,300	320,712
Century Aluminum Co. (a)	23,800	369,614
Kaiser Aluminum Corp.	5,600	280,504
Metals USA Holdings Corp. (a)	25,000	381,000
RTI International Metals, Inc. (a)	3,100	83,638

		1,889,066

Multi-Utilities — 0.2%
Avista Corp.	19,600	441,392
NorthWestern Corp.	1,050	30,272

		471,664

Multiline Retail — 0.2%
Fred’s, Inc.	36,400	500,864
Tuesday Morning Corp. (a)	17,000	89,760

		590,624

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels — 2.2%
Gulfport Energy Corp. (a)	11,200	$242,480
Holly Corp.	11,100	452,547
Penn Virginia Corp.	18,500	311,170
Petroleum Development Corp. (a)	18,500	780,885
Petroquest Energy, Inc. (a)	61,900	466,107
QEP Resources, Inc.	6,356	230,786
Stone Energy Corp. (a)	35,200	784,608
Swift Energy Co. (a)	18,250	714,488
World Fuel Services Corp.	32,000	1,157,120

		5,140,191

Paper & Forest Products — 0.9%
Buckeye Technologies, Inc.	30,900	649,209
Clearwater Paper Corp. (a)	9,400	736,020
Deltic Timber Corp.	300	16,902
Pope & Talbot, Inc. (a)	100	—
Schweitzer-Mauduit International, Inc.	4,500	283,140
Wausau Paper Corp.	46,700	402,087

		2,087,358

Personal Products — 0.3%
Alberto-Culver Co.	11,953	442,739
Medifast, Inc. (a)	6,200	179,056

		621,795

Pharmaceuticals — 1.5%
Hi-Tech Pharmacal Co., Inc. (a)	4,500	112,275
King Pharmaceuticals, Inc. (a)	30,200	424,310
Par Pharmaceutical Cos., Inc. (a)	27,200	1,047,472
Salix Pharmaceuticals Ltd. (a)	20,400	957,984
ViroPharma, Inc. (a)	53,200	921,424

		3,463,465

Professional Services — 0.8%
Administaff, Inc.	22,800	668,040
CDI Corp.	6,000	111,540
The Dolan Co. (a)	13,700	190,704
Heidrick & Struggles International, Inc.	6,400	183,360
Kelly Services, Inc., Class A (a)	13,160	247,408
On Assignment, Inc. (a)	9,000	73,350
SFN Group, Inc. (a)	24,500	239,120
School Specialty, Inc. (a)	500	6,965
TrueBlue, Inc. (a)	3,500	62,965
Volt Information Sciences, Inc. (a)	1,200	10,380

		1,793,832

Real Estate Investment Trusts (REITs) — 6.6%
Acadia Realty Trust	15,336	279,729
BioMed Realty Trust, Inc.	80,560	1,502,444
Cedar Shopping Centers, Inc.	20,900	131,461
Colonial Properties Trust	13,700	247,285
DiamondRock Hospitality Co.	71,646	859,752
Eastgroup Properties, Inc.	11,100	469,752
Entertainment Properties Trust	20,250	936,562
Extra Space Storage, Inc.	42,100	732,540
Franklin Street Properties Corp.	34,600	493,050
Healthcare Realty Trust, Inc.	29,900	632,983
Home Properties, Inc.	9,200	510,508
Inland Real Estate Corp.	28,100	247,280

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	7

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Kilroy Realty Corp.	36,850	$1,343,919
Kite Realty Group Trust	19,900	107,659
LaSalle Hotel Properties	31,900	842,160
Lexington Corporate Properties Trust	51,029	405,681
Medical Properties Trust, Inc.	51,600	558,828
Mid-America Apartment Communities, Inc.	8,640	548,554
National Retail Properties, Inc.	56,200	1,489,300
PS Business Parks, Inc.	9,800	546,056
Parkway Properties, Inc.	9,000	157,680
Pennsylvania Real Estate Investment Trust	4,200	61,026
Post Properties, Inc.	35,500	1,288,650
Saul Centers, Inc.	4,100	194,135
Sovran Self Storage, Inc.	11,200	412,272
Tanger Factory Outlet Centers, Inc.	9,800	501,662
Urstadt Biddle Properties, Inc., Class A	7,582	147,470

		15,648,398

Real Estate Management & Development — 0.1%
Forestar Group, Inc. (a)	1,700	32,810
The Howard Hughes Corp. (a)	3,731	203,041

		235,851

Road & Rail — 0.3%
Heartland Express, Inc.	21,133	338,551
Knight Transportation, Inc.	6,700	127,300
Old Dominion Freight Line, Inc. (a)	5,200	166,348

		632,199

Semiconductors & Semiconductor Equipment — 4.7%
ATMI, Inc. (a)	12,100	241,274
Advanced Energy Industries, Inc. (a)	12,900	175,956
Brooks Automation, Inc. (a)	25,914	235,040
Cabot Microelectronics Corp. (a)	200	8,290
Cohu, Inc.	11,100	184,038
Cymer, Inc. (a)	12,600	567,882
Cypress Semiconductor Corp. (a)	97,960	1,820,097
DSP Group, Inc. (a)	43,700	355,718
Diodes, Inc. (a)	3,950	106,611
Exar Corp. (a)	13,700	95,626
FEI Co. (a)	2,800	73,948
Hittite Microwave Corp. (a)	9,930	606,127
Kopin Corp. (a)	21,300	88,608
MKS Instruments, Inc. (a)	38,600	945,314
Micrel, Inc.	23,000	298,770
Microsemi Corp. (a)	36,400	833,560
Rudolph Technologies, Inc. (a)	10,800	88,884
Sigma Designs, Inc. (a)	10,000	141,700
Standard Microsystems Corp. (a)	22,800	657,324
SunPower Corp., Class B (a)	1	12
Supertex, Inc. (a)	6,000	145,080
Tessera Technologies, Inc. (a)	23,400	518,310
TriQuint Semiconductor, Inc. (a)	102,785	1,201,557
Varian Semiconductor Equipment Associates, Inc. (a)	24,950	922,401

Common Stocks	Shares	Value

Semiconductors & Semiconductor Equipment (concluded)
Veeco Instruments, Inc. (a)	18,500	$794,760

		11,106,887

Software — 3.0%
Blackbaud, Inc.	18,100	468,790
Bottomline Technologies, Inc. (a)	7,375	160,111
CommVault Systems, Inc. (a)	32,100	918,702
EPIQ Systems, Inc.	15,150	208,010
Ebix, Inc. (a)	2,700	63,909
Epicor Software Corp. (a)	24,300	245,430
Interactive Intelligence, Inc. (a)	6,000	156,960
JDA Software Group, Inc. (a)	22,090	618,520
Manhattan Associates, Inc. (a)	9,000	274,860
McAfee, Inc. (a)	7,477	346,260
MicroStrategy, Inc., Class A (a)	4,200	358,974
NetScout Systems, Inc. (a)	16,300	375,063
Progress Software Corp. (a)	10,000	423,200
Radiant Systems, Inc. (a)	13,300	260,281
Smith Micro Software, Inc. (a)	13,300	209,342
Sonic Solutions, Inc. (a)	16,100	241,500
Sourcefire, Inc. (a)	1,730	44,859
Take-Two Interactive Software, Inc. (a)	37,501	459,012
Taleo Corp., Class A (a)	6,500	179,725
Tyler Technologies, Inc. (a)	12,900	267,804
Websense, Inc. (a)	36,300	735,075

		7,016,387

Specialty Retail — 4.0%
Big 5 Sporting Goods Corp.	10,100	154,227
Brown Shoe Co., Inc.	17,700	246,561
The Buckle, Inc.	12,050	455,128
Cabela’s, Inc., Class A (a)	33,600	730,800
The Cato Corp., Class A	28,450	779,814
The Children’s Place Retail Stores, Inc. (a)	4,700	233,308
Christopher & Banks Corp.	16,650	102,398
The Finish Line, Inc., Class A	42,000	721,980
Genesco, Inc. (a)	20,000	749,800
Group 1 Automotive, Inc.	3,600	150,336
Hibbett Sports, Inc. (a)	11,800	435,420
Hot Topic, Inc.	20,600	129,162
Jo-Ann Stores, Inc. (a)	11,400	686,508
Jos. A. Bank Clothiers, Inc. (a)	11,587	467,188
Kirkland’s, Inc. (a)	29,725	417,042
Lithia Motors, Inc., Class A	10,100	144,329
Lumber Liquidators Holdings, Inc. (a)	10,800	269,028
Men’s Wearhouse, Inc.	8,500	212,330
Midas, Inc. (a)	6,500	52,715
Monro Muffler, Inc.	12,510	432,721
OfficeMax, Inc. (a)	37,400	661,980
The Pep Boys - Manny, Moe & Jack	24,300	326,349
Sonic Automotive, Inc.	17,800	235,672
Stage Stores, Inc.	14,225	246,661
Stein Mart, Inc.	12,500	115,625
Zale Corp. (a)	3,100	13,206
Zumiez, Inc. (a)	8,300	223,021

		9,393,309

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods — 2.1%
Carter’s, Inc. (a)	13,000	$383,630
Crocs, Inc. (a)	56,000	958,720
Iconix Brand Group, Inc. (a)	14,800	285,788
Liz Claiborne, Inc. (a)	6,600	47,256
Maidenform Brands, Inc. (a)	10,800	256,716
Movado Group, Inc. (a)	25,500	411,570
Oxford Industries, Inc.	5,000	128,050
Perry Ellis International, Inc. (a)	4,700	129,109
Quiksilver, Inc. (a)	59,900	303,693
Steven Madden Ltd. (a)	18,250	761,390
True Religion Apparel, Inc. (a)	10,110	225,049
Unifirst Corp.	6,800	374,340
Wolverine World Wide, Inc.	24,450	779,466

		5,044,777

Thrifts & Mortgage Finance — 0.3%
Brookline Bancorp, Inc.	27,400	297,290
Dime Community Bancshares, Inc.	2,000	29,180
TrustCo Bank Corp. NY	77,200	489,448

		815,918

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	31,525	1,023,932
Kaman Corp., Class A	10,300	299,421
Lawson Products, Inc.	1,000	24,890

		1,348,243

Water Utilities — 0.0%
American States Water Co.	2,100	72,387

Wireless Telecommunication Services — 0.5%
NTELOS Holdings Corp.	14,000	266,700
Syniverse Holdings, Inc. (a)	12,719	392,381
USA Mobility, Inc.	35,900	637,943

		1,297,024

Total Common Stocks – 91.4%		215,899,827

Exchange-Traded Fund

iShares S&P SmallCap 600 Index Fund (c)	93,116	6,375,653

Total Exchange-Traded Fund – 2.7%		6,375,653

Total Long-Term Investments (Cost – $170,782,598) – 94.1%		222,275,480

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.18% (c)(d)	14,392,007	$14,392,007

Total Short-Term Securities (Cost – $14,392,007) – 6.1%		14,392,007

Total Investments (Cost – $185,174,605*) – 100.2%		236,667,487
Liabilities in Excess of Other Assets – (0.2)%		(419,429)

Net Assets – 100.0%		$236,248,058

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$188,782,204

Gross unrealized appreciation	$51,956,735
Gross unrealized depreciation	(4,071,452)

Net unrealized appreciation	$47,885,283

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	9

Schedule of Investments (continued)	Master Enhanced Small Cap Series

(c)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	10,906,103	3,485,904	[1]	—	14,392,007	$14,392,007	—	$20,645
iShares S&P SmallCap 600 Index Fund	33,197	318,498		258,579	93,116	$6,375,653	$426,016	$44,397

[1]	Net shares purchased.

(d)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

232	Russell 2000 EMINI	ICE Futures US Indices	March 2011	$17,807,933	$341,427

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (concluded)	Master Enhanced Small Cap Series

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$222,275,480	—	—	$222,275,480
Short-Term Securities	14,392,007	—	—	14,392,007

Total	$236,667,487	—	—	$236,667,487

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$341,427	—	—	$341,427

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	11

Statement of Assets and Liabilities	Master Enhanced Small Cap Series

December 31, 2010

Assets

Investments at value - unaffiliated (cost - $164,873,305)	$215,899,827
Investments at value - affiliated (cost - $20,301,300)	20,767,660
Investments sold receivable	43,688,475
Dividends receivable	158,997
Prepaid expenses	4,296

Total assets	280,519,255

Liabilities

Investments purchased payable	44,049,541
Margin variation payable	118,066
Withdrawals payable to investors	74,226
Investment advisory fees payable	996
Other affiliates payable	942
Directors’ fees payable	152
Other accrued expenses payable	27,274

Total liabilities	44,271,197

Net Assets	$236,248,058

Net Assets Consist of

Investors’ capital	$184,413,749
Net unrealized appreciation/depreciation	51,834,309

Net Assets	$236,248,058

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Statement of Operations	Master Enhanced Small Cap Series

Year Ended December 31, 2010

Investment Income

Dividends	$2,330,488
Dividends - affiliated	65,042

Total income	2,395,530

Expenses

Investment advisory	20,456
Professional	52,452
Accounting services	39,832
Custodian	16,947
Directors	7,953
Printing	5,394
Miscellaneous	9,243

Total expenses	152,277
Less fees waived by advisor	(9,005)
Less fees paid indirectly	(1,165)

Total expenses after fees waived and paid indirectly	142,107

Net investment income	2,253,423

Realized and Unrealized Gain (Loss)

Net realized gain from:
Investments - unaffiliated	18,150,690
Investments - affiliated	426,016
Financial futures contracts	3,318,504

21,895,210

Net change in unrealized appreciation/depreciation on:
Investments	25,503,310
Financial futures contracts	(42,302)

25,461,008

Total realized and unrealized gain	47,356,218

Net Increase in Net Assets Resulting from Operations	$49,609,641

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	13

Statements of Changes in Net Assets	Master Enhanced Small Cap Series

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$2,253,423	$1,317,163
Net realized gain (loss)	21,895,210	(15,056,108)
Net change in unrealized appreciation/depreciation	25,461,008	51,211,368

Net increase in net assets resulting from operations	49,609,641	37,472,423

Capital Transactions

Proceeds from contributions	38,913,160	33,249,594
Value of withdrawals	(46,207,248)	(32,915,582)

Net increase (decrease) in net assets derived from capital transactions	(7,294,088)	334,012

Net Assets

Total increase in net assets	42,315,553	37,806,435
Beginning of year	193,932,505	156,126,070

End of year	$236,248,058	$193,932,505

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Financial Highlights	Master Enhanced Small Cap Series

	Year Ended December 31,

	2010	2009	2008	2007	2006

Total Investment Return

Total investment return	26.25%	24.68%	(32.88)%	(1.12)%	15.23%

Ratios to Average Net Assets

Total expenses	0.07%	0.08%	0.09%	0.07%	0.06%

Total expenses after fees waived and fees paid indirectly	0.07%	0.08%	0.09%	0.07%	0.06%

Net investment income	1.10%	0.83%	1.34%	1.28%	0.99%

Supplemental Data

Net assets, end of year (000)	$236,248	$193,933	$156,126	$248,102	$253,963

Portfolio turnover	63%	88%	183%	158%	160%

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	15

Notes to Financial Statements	Master Enhanced Small Cap Series

1. Organization and Significant Accounting Policies:

Master Enhanced Small Cap Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require the recognition of a tax liability.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the return of the Series and to economically hedge, or protect, its exposure to equity risk. These contracts may be transacted on an exchange. Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract.Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the

16	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Notes to Financial Statements (continued)	Master Enhanced Small Cap Series

Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of December 31, 2010

Asset Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts	Net unrealized appreciation/depreciation*	$ 341,427

* Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations

Year Ended December 31, 2010

Net Realized Gain from

Financial futures contracts

Equity contracts	$ 3,318,504

Net Change in Unrealized Appreciation/Depreciation on

Financial futures contracts

Equity contracts	$ (42,302)

For the year ended December 31, 2010, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:

Average number of contracts purchased	204

Average notional value of contracts purchased	$13,789,562

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”)and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2010, the Series reimbursed the Manager $3,752 for certain accounting services, which are included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or trustees of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2010, were $121,242,844 and $125,115,922, respectively.

5. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	17

Notes to Financial Statements (concluded)

6. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Series may borrow under the credit agreement to fund investor withdrawals. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the year ended December 31, 2010.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced Small Cap Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced Small Cap Series of Quantitative Master Series LLC as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Princeton, New Jersey
February 28, 2011

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	19

Officers and Directors
Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Directors [1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 95 Portfolios	None

20	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	21

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine

				36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

22	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Foundation (philanthropic foundation) from 1998 to 2008.

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 95 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	23

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

			36 RICs consisting of 95 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a director for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

24	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Interested Directors [1]
Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005.

			169 RICs consisting of 289 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			169 RICs consisting of 289 Portfolios	None

[1]

Mr. Davis is an “interested person” as defined in the 1940 Act, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Securities Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	25

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Master LLC Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

26	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.

[1]	Officers of the Master LLC serve at the pleasure of the Board.

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Master LLC.

Effective November 16, 2010, Ira Shapiro became Secretary of the Master LLC.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	27

Additional Information

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deliotte & Touche LLP
Princeton, NJ 08540

Address of the Series
100 Bellevue Parkway
Wilmington, DE 19809

Availability Of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Series’ Form NQ may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

28	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Master Extended Market Index Series of Quantitative Master Series LLC Annual Report, December 31, 2010

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

During the 12 months ended December 31, 2010, the Master Extended Market Index Series (the “Series”), a series of Quantitative Master Series LLC, returned 28.65%, which is in line with its benchmark index, the Dow Jones US Completion Total Stock Market Index, which returned 28.62% for the same period.

• The return for the Series differs from the benchmark based on Series expenses.

Describe the market environment.

•

In many ways, the market environment over the past twelve months can be described as occurring in three parts. The early months saw US equity markets move higher as they continued the 2009 asset recovery story, helped by continuing economic recovery and strong fourth quarter 2009 and first quarter 2010 corporate earnings. The middle months of 2010 saw a significant correction on the back of the Greek sovereign debt crisis and some worse-than-expected economic data (particularly on the jobs front), leading to fears of a double-dip recession. Nevertheless, after touching late summer lows, US markets experienced a very strong finish to the year as double-dip fears receded, economic data improved and additional quantitative easing measures were announced by the US Federal Reserve Board. Volatility levels remained high over the course of 2010, but US stocks posted positive results for the year as a whole.

•

For all of 2010, the Dow Jones Industrial Average gained 14.06% and, in the process, moved past the levels last seen before the collapse of Lehman Brothers in late 2008. For its part, the S&P 500 Index advanced 15.06%, while the NASDAQ Composite Index moved up 18.02%

Describe recent portfolio activity.

•

During the 12-month period, as changes were made to the composition of the Dow Jones U.S. Completion Total Stock Market Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of its benchmark index.

• The Series engaged in futures contracts for purposes of gaining equity exposure on the Series’ cash balance, which did not have a material impact on performance.

Describe portfolio positioning at period end.

• The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	1

Master Extended Market Index Series

Portfolio Information as of December 31, 2010

Sector Allocations	Percent of Long-Term Investments

Financials	21%
Industrials	18
Consumer Services	13
Technology	12
Health Care	10
Consumer Goods	9
Oil & Gas	6
Basic Materials	6
Utilities	3
Telecommunications	2

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risk. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.1%
AAR Corp. (a)	6,010	$165,095
Aerosonic Corp. (a)	200	690
AeroVironment, Inc. (a)	2,900	77,807
Alliant Techsystems, Inc. (a)	4,747	353,319
American Defense Systems, Inc. (a)	13,400	2,265
Applied Energetics, Inc. (a)	13,532	11,514
Applied Signal Technology, Inc.	2,452	92,906
Arotech Corp. (a)	3,320	5,511
Astronics Corp. (a)	1,696	35,616
Astrotech Corp. (a)	6,283	7,100
Aviation General, Inc. (a)	1,200	—
BE Aerospace, Inc. (a)	14,734	545,600
Ceradyne, Inc. (a)	4,379	138,070
Cubic Corp.	2,382	112,311
Curtiss-Wright Corp.	6,727	223,336
Ducommun, Inc.	1,600	34,848
Esterline Technologies Corp. (a)	4,500	308,655
Force Protection, Inc. (a)	10,883	59,965
GenCorp, Inc. (a)	10,600	54,802
Heico Corp., Class A	4,262	159,058
Herley Industries, Inc. (a)	2,028	35,125
Hexcel Corp. (a)	14,676	265,489
Innovative Solutions & Support, Inc. (a)	3,261	18,490
Kratos Defense & Security Solutions, Inc. (a)	2,992	39,405
LMI Aerospace, Inc. (a)	2,417	38,648
Ladish Co., Inc. (a)	2,446	118,900
Mantech International Corp., Class A (a)	3,277	135,438
Moog, Inc., Class A (a)	6,243	248,471
Orbital Sciences Corp. (a)	8,512	145,811
RBC Bearings, Inc. (a)	3,248	126,932
Smith & Wesson Holding Corp. (a)	11,500	43,010
Spirit Aerosystems Holdings, Inc., Class A (a)	15,826	329,339
Sturm Ruger & Co., Inc.	4,082	62,414
Taser International, Inc. (a)	10,930	51,371
Teledyne Technologies, Inc. (a)	5,374	236,295
TransDigm Group, Inc.	5,838	420,394
Triumph Group, Inc.	2,889	258,306
VSE Corp.	957	31,600

		4,993,906

Alternative Energy — 0.2%	2,600	1,227
Akeena Solar, Inc. (a)(b)	4,783	16,071
Ascent Solar Technologies, Inc. (a)	4,600	8,004
BioFuel Energy Corp. (a)	2,334	3,711
DayStar Technologies, Inc. (a)	12,066	45,730
Ener1, Inc. (a)	8,191	37,679
Energy Conversion Devices, Inc. (a)	16,600	9,678
Evergreen Solar, Inc. (a)(b)	18,181	41,998
FuelCell Energy, Inc. (a)(b)	10,129	92,376
GT Solar International, Inc. (a)	2,749	30,954
Green Plains Renewable Energy (a)	4,134	3,349
GreenHunter Energy, Inc. (a)	2,900	7,656
Hoku Corp. (a)	2,700	15,390
Ocean Power Technologies, Inc. (a)	15,500	11,186
Pacific Ethanol, Inc. (a)(b)	2,600	1,227

Common Stocks	Shares	Value

Alternative Energy (concluded)
Plug Power, Inc. (a)	19,907	$7,385
STR Holdings, Inc. (a)	6,934	138,680
SunPower Corp., Class A (a)(b)	11,720	150,368
SunPower Corp., Class B (a)	3,173	39,377
Verenium Corp. (a)	4,025	12,880

		673,699

Automobiles & Parts — 2.2%
American Axle & Manufacturing Holdings, Inc. (a)	9,598	123,430
Amerigon, Inc. (a)	4,326	47,067
BorgWarner, Inc. (a)	17,441	1,262,031
Cooper Tire & Rubber Co.	9,376	221,086
Dana Holding Corp. (a)	21,344	367,330
Dorman Products, Inc. (a)	1,992	72,190
Exide Technologies (a)	11,518	108,384
Federal-Mogul Corp., Class A (a)	3,969	81,960
Fuel Systems Solutions, Inc. (a)	2,160	63,461
General Motors Co. (a)	84,751	3,123,922
Gentex Corp.	21,083	623,213
LKQ Corp. (a)	21,959	498,908
Lear Corp. (a)	7,581	748,321
LoJack Corp. (a)	4,784	30,905
Modine Manufacturing Co. (a)	7,223	111,957
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	31,112	14,000
Shiloh Industries, Inc.	1,088	13,002
Standard Motor Products, Inc.	4,087	55,992
Stoneridge, Inc. (a)	4,139	65,355
Strattec Security Corp.	646	21,531
Superior Industries International, Inc.	3,483	73,909
TRW Automotive Holdings Corp. (a)	15,557	819,854
Tenneco, Inc. (a)	9,150	376,614
Titan International, Inc.	6,119	119,565
U.S. Auto Parts Network, Inc. (a)	3,482	29,249
WABCO Holdings, Inc. (a)	9,823	598,515

		9,671,751

Banks — 4.9%
1st Source Corp.	2,047	41,431
1st United BanCorp., Inc. (a)	4,181	28,891
Abington Bancorp, Inc.	2,962	35,337
Alliance Financial Corp.	892	28,856
Ameriana Bancorp	200	774
American National Bankshares, Inc.	972	22,891
Ameris Bancorp (a)	3,992	42,076
Ames National Corp.	1,249	27,066
Anchor Bancorp Wisconsin, Inc. (a)(b)	2,600	3,120
Arrow Financial Corp.	1,832	50,398
Associated Banc-Corp.	25,910	392,536
Astoria Financial Corp.	13,584	188,953
Atlantic Coast Federal Corp.	434	742
BCB Bancorp, Inc.	1,859	18,218
BCSB Bancorp, Inc. (a)	631	7,099
BOK Financial Corp.	4,116	219,794
Bancfirst Corp.	1,130	46,545
Bancorp of New Jersey, Inc.	1,300	14,521

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	3

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Bancorp Rhode Island, Inc.	900	$26,181
The Bancorp, Inc. (a)	4,295	43,680
BancorpSouth, Inc.	11,949	190,587
BancTrust Financial Group, Inc. (a)	3,818	10,194
Bank Mutual Corp.	7,762	37,102
Bank of Granite Corp. (a)	2,778	1,467
Bank of Hawaii Corp. (c)	7,285	343,925
Bank of Marin Bancorp	907	31,745
Bank of the Ozarks, Inc. (c)	2,500	108,375
BankAtlantic Bancorp, Inc. (a)	7,368	8,473
BankFinancial Corp.	3,146	30,673
Banner Corp.	18,732	43,458
Bar Harbor Bankshares	838	24,453
Beneficial Mutual Bancorp, Inc. (a)	5,920	52,274
Berkshire Bancorp, Inc. (a)	300	1,632
Berkshire Hills Bancorp, Inc.	2,182	48,222
BofI Holding, Inc. (a)	2,300	35,673
Boston Private Financial Holdings, Inc.	12,140	79,517
Bridge Bancorp, Inc.	1,100	27,115
Brookline Bancorp, Inc.	10,299	111,744
Bryn Mawr Bank Corp.	1,931	33,696
CFS Bancorp, Inc.	2,640	13,807
CVB Financial Corp. (b)	15,275	132,434
California First National Bancorp	600	8,658
Camco Financial Corp. (a)	894	1,305
Camden National Corp.	1,164	42,172
Cape Bancorp, Inc. (a)	1,947	16,549
Capital Bank Corp.	3,637	9,056
Capital City Bank Group, Inc.	2,165	27,279
CapitalSource, Inc.	45,493	323,000
Capitol Bancorp Ltd.	7,780	4,034
Capitol Federal Financial, Inc.	25,562	304,439
Cardinal Financial Corp.	4,758	55,336
Carrollton Bancorp	210	966
Cascade Bancorp (a)	1,095	9,249
Cascade Financial Corp. (a)	2,391	1,066
Cathay General Bancorp	12,038	201,035
Center Bancorp, Inc.	3,015	24,452
Center Financial Corp. (a)	7,008	53,121
Centerstate Banks, Inc.	4,520	35,798
Central Pacific Financial Corp. (a)(b)	8,407	12,863
Century Bancorp, Inc., Class A	900	24,111
Chemical Financial Corp.	3,702	81,999
Chicopee Bancorp, Inc. (a)	1,049	13,270
Citizens & Northern Corp.	1,972	29,304
Citizens Banking Corp. (a)	69,785	42,918
Citizens South Banking Corp.	3,414	14,680
City Holding Co.	2,900	105,067
City National Corp.	7,284	446,946
Clifton Savings Bancorp, Inc.	1,939	20,961
CoBiz Financial, Inc.	5,565	33,835
Colony Bankcorp, Inc. (a)	750	3,037
Columbia Banking System, Inc.	6,178	130,109
Comm Bancorp, Inc.	230	10,131
Commerce Bancshares, Inc.	11,923	473,701
Community Bank System, Inc.	5,500	152,735
Community Trust Bancorp, Inc.	2,055	59,513
Cullen/Frost Bankers, Inc.	8,669	529,849
Danvers Bancorp, Inc.	3,700	65,379
Dime Community Bancshares, Inc.	4,913	71,681
Doral Financial Corp. (a)	13,948	19,248

Common Stocks	Shares	Value

Banks (continued)
ESB Financial Corp.	1,908	$30,986
ESSA Bancorp, Inc.	2,400	31,728
Eagle Bancorp, Inc. (a)	3,149	45,440
East-West Bancorp, Inc.	22,881	447,324
Eastern Virginia Bankshares, Inc.	300	1,152
Encore Bancshares, Inc. (a)	2,007	20,592
Enterprise Financial Services Corp.	2,700	28,242
F.N.B. Corp.	17,443	171,290
FNB United Corp. (a)	2,022	546
Farmers Capital Bank Corp.	1,981	9,667
Financial Institutions, Inc.	2,199	41,715
First Bancorp, Inc.	1,659	26,196
First Bancorp, North Carolina	2,691	41,199
First BanCorp, Puerto Rico (a)	16,800	7,728
First Busey Corp.	9,355	43,968
First Citizens Banc Corp.	1,258	4,944
First Citizens BancShares, Inc., Class A	876	165,608
First Commonwealth Financial Corp.	14,739	104,352
First Community Bancshares, Inc.	2,679	40,024
First Defiance Financial Corp. (a)	1,300	15,470
First Federal Bancshares of Arkansas, Inc. (a)	1,515	2,166
First Financial Bancorp	8,980	165,950
First Financial Bankshares, Inc.	3,129	160,142
First Financial Corp.	1,724	60,581
First Financial Holdings, Inc.	2,484	28,591
First Financial Northwest, Inc.	5,190	20,812
First Financial Service Corp. (a)	358	1,453
First M&F Corp.	1,106	4,081
First Merchants Corp.	3,879	34,368
First Midwest Bancorp, Inc.	11,553	133,091
First Niagara Financial Group, Inc.	31,651	442,481
The First of Long Island Corp.	1,345	38,884
First Place Financial Corp.	4,526	11,813
First Security Group, Inc.	1,076	979
First South Bancorp, Inc.	1,978	12,798
First United Corp.	700	2,401
FirstMerit Corp.	16,381	324,180
Flagstar BanCorp., Inc. (a)	13,857	22,587
Flushing Financial Corp.	4,536	63,504
Fox Chase BanCorp., Inc. (a)	3,121	36,984
Fulton Financial Corp.	29,719	307,294
German American Bancorp, Inc.	1,879	34,602
Glacier Bancorp, Inc.	10,902	164,729
Great Southern Bancorp, Inc.	1,520	35,857
Greene County Bancshares, Inc. (a)	2,027	6,486
Guaranty Bancorp (a)	11,118	15,676
HMN Financial, Inc. (a)	1,094	3,074
Hampton Roads Bankshares, Inc. (a)	4,404	2,290
Hancock Holding Co.	5,646	196,820
Hanmi Financial Corp. (a)	22,878	26,310
Hawthorn Bancshares, Inc.	715	6,149
Heartland Financial USA, Inc.	2,320	40,507
Heritage Commerce Corp. (a)	4,326	19,424
Heritage Financial Corp. (a)	1,868	26,003
Home Bancorp, Inc. (a)	1,794	24,793
Home Bancshares, Inc.	4,025	88,671
Home Federal Bancorp, Inc.	2,646	32,466
Hudson Valley Holding Corp.	2,253	55,792

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Master Extended Market Index Series (Percentages shown are based on Net Assets)
Schedule of Investments (continued)

Common Stocks	Shares	Value

Banks (continued)
IBERIABANK Corp.	4,078	$241,132
Independent Bank Corp./MA	3,243	87,723
Independent Bank Corp./MI (a)	3,528	4,586
Indiana Community Bancorp	1,100	18,634
Integra Bank Corp. (a)(b)	5,814	4,186
International Bancshares Corp.	8,923	178,728
Intervest Bancshares Corp. (a)	5,086	14,953
Investors Bancorp, Inc. (a)	7,356	96,511
Jefferson Bancshares, Inc.	2,346	7,601
Kearny Financial Corp.	3,098	26,643
Lakeland Bancorp, Inc.	4,023	44,132
Lakeland Financial Corp.	3,200	68,672
Legacy Bancorp, Inc./MA	1,700	22,338
Louisiana Bancorp, Inc. (a)	998	14,571
MB Financial, Inc.	8,067	139,720
Macatawa Bank Corp. (a)	5,523	22,755
MainSource Financial Group, Inc.	3,458	35,998
Malvern Federal Bancorp, Inc.	1,200	8,400
Mercantile Bank Corp.	2,933	23,787
Merchants Bancshares, Inc.	992	27,340
Metro Bancorp, Inc. (a)	2,198	24,200
Mid Penn Bancorp, Inc. (a)	115	828
MidwestOne Financial Group, Inc.	1,408	21,275
MutualFirst Financial, Inc.	722	6,715
NASB Financial, Inc.	717	12,017
NBT Bancorp, Inc.	5,177	125,025
Nara Bancorp, Inc. (a)	6,000	58,920
National Bankshares, Inc.	1,163	36,623
National Penn Bancshares, Inc.	20,227	162,423
New York Community Bancorp, Inc. (b)	66,094	1,245,872
NewAlliance Bancshares, Inc.	14,543	217,854
Newbridge Bancorp (a)	4,304	20,057
North Valley Bancorp (a)	658	5,493
Northern States Financial Corp. (a)	300	453
Northfield Bancorp, Inc.	3,046	40,573
Northwest Bancshares, Inc.	7,900	92,904
Norwood Financial Corp.	346	9,608
OceanFirst Financial Corp.	4,400	56,628
Ohio Valley Banc Corp.	875	17,062
Old National Bancorp	13,361	158,862
Old Second Bancorp, Inc.	4,286	6,900
Oriental Financial Group	7,448	93,026
Oritani Financial Corp.	2,718	33,268
Orrstown Financial Service, Inc.	1,156	31,686
PAB Bankshares, Inc. (a)	1,688	574
PVF Capital Corp. (a)	5,166	9,402
Pacific Capital Bancorp NA (a)	122	3,451
Pacific Continental Corp.	3,072	30,904
PacWest Bancorp	4,849	103,672
Park National Corp. (b)	1,838	133,567
Parkvale Financial Corp.	928	8,426
Peapack-Gladstone Financial Corp.	1,698	22,159
Penns Woods Bancorp, Inc.	955	38,009
Peoples Bancorp of North Carolina, Inc.	363	1,924
Peoples Bancorp, Inc.	1,488	23,287
Peoples Financial Corp.	1,000	15,010
Pinnacle Financial Partners, Inc. (a)	5,842	79,334
Popular, Inc. (a)	156,482	491,353
Porter Bancorp, Inc.	1,087	11,204
Preferred Bank (a)	4,683	8,242

Common Stocks	Shares	Value

Banks (continued)
Premierwest Bancorp (a)	840	$282
PrivateBancorp, Inc.	10,798	155,275
Prosperity Bancshares, Inc.	7,811	306,816
Provident Financial Holdings, Inc.	2,100	15,204
Provident Financial Services, Inc.	9,789	148,108
Provident New York Bancorp	5,645	59,216
Prudential Bancorp, Inc. of Pennsylvania	1,400	8,428
Pulaski Financial Corp.	1,768	13,401
Renasant Corp.	4,016	67,911
Republic Bancorp, Inc., Class A	1,698	40,327
Republic First Bancorp, Inc. (a)	6,169	14,991
Riverview Bancorp, Inc. (a)	5,775	15,650
Rockville Financial, Inc.	1,665	20,346
Rodman & Renshaw Capital Group, Inc. (a)	5,100	13,668
Roma Financial Corp.	1,453	15,402
Rome Bancorp, Inc.	2,000	24,040
Royal Bancshares of Pennsylvania, Class A (a)	1,265	1,708
S&T Bancorp, Inc. (b)	4,135	93,410
SCBT Financial Corp.	1,991	65,205
SVB Financial Group (a)	6,365	337,663
SY Bancorp, Inc.	1,963	48,192
Sandy Spring Bancorp, Inc.	3,709	68,357
Savannah Bancorp, Inc.	188	1,316
Seacoast Banking Corp. of Florida	19,088	27,868
Shore Bancshares, Inc.	1,362	14,355
Sierra Bancorp	2,406	25,816
Signature Bank (a)	6,233	311,650
Simmons First National Corp., Class A	2,800	79,800
Southside Bancshares, Inc.	2,780	58,575
Southwest Bancorp, Inc. (a)	4,200	52,080
Southwest Georgia Financial Corp.	132	1,439
State Bancorp, Inc.	2,375	21,969
StellarOne Corp.	3,517	51,137
Sterling Bancorp	4,654	48,727
Sterling Bancshares, Inc.	15,839	111,190
Sterling Financial Corp. of Washington (a)	3,452	65,484
Suffolk Bancorp	1,604	39,587
Summit Financial Group, Inc. (a)	785	2,920
Sun Bancorp, Inc. (a)	3,817	17,711
Superior Bancorp (a)	6,766	3,877
Susquehanna Bancshares, Inc.	19,782	191,490
Synovus Financial Corp. (b)	99,700	263,208
TCF Financial Corp.	20,898	309,499
TF Financial Corp.	100	2,215
TFS Financial Corp.	14,165	127,768
Teche Holding Co.	423	14,699
Texas Capital Bancshares, Inc. (a)	6,200	131,874
Tompkins Trustco, Inc.	1,308	51,221
Tower Bancorp, Inc.	1,786	39,360
Towne Bank (b)	4,676	74,302
Trico Bancshares	2,246	36,273
TrustCo Bank Corp. NY	12,014	76,169
Trustmark Corp.	8,428	209,352
UMB Financial Corp.	4,843	200,597
Umpqua Holdings Corp.	17,358	211,420
Union First Market Bankshares Corp.	2,948	43,571
United Bancorp, Inc.	336	2,927

See Notes to Financial Statements.

	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	5

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (concluded)
United Bankshares, Inc.	6,700	$195,640
United Community Banks, Inc. (a)	15,380	29,991
United Community Financial Corp. (a)	3,252	4,195
United Financial Bancorp, Inc.	2,624	40,068
United Security Bancshares (a)	2,214	8,325
United Western Bancorp, Inc.	2,860	830
Univest Corp. of Pennsylvania	2,466	47,273
Valley National Bancorp	24,819	354,912
ViewPoint Financial Group	2,940	34,369
Virginia Commerce Bancorp (a)	4,570	28,243
WSFS Financial Corp.	1,800	85,392
WVS Financial Corp.	200	1,802
Washington Banking Co.	4,000	54,840
Washington Federal, Inc.	16,843	284,984
Washington Trust Bancorp, Inc.	2,260	49,449
Waterstone Financial, Inc. (a)	1,619	5,262
Wayne Savings Bancshares, Inc.	151	1,356
Webster Financial Corp.	10,228	201,492
WesBanco, Inc.	3,724	70,607
West Bancorp., Inc.	2,554	19,896
West Coast Bancorp (a)	10,384	29,283
Westamerica Bancorp.	4,420	245,177
Western Alliance Bancorp (a)	12,205	89,829
Westfield Financial, Inc.	4,000	37,000
Whitney Holding Corp.	14,730	208,429
Wilmington Trust Corp.	14,311	62,110
Wilshire Bancorp, Inc.	4,000	30,480
Wintrust Financial Corp.	5,454	180,146
Yardkin Valley Financial Corp. (a)	4,319	7,817

		21,408,930

Beverages — 0.2%
Boston Beer Co., Inc., Class A (a)	1,402	133,316
Central European Distribution Corp. (a)	10,183	233,191
Coca-Cola Bottling Co. Consolidated	686	38,128
Hansen Natural Corp. (a)	10,811	565,199
Jamba, Inc. (a)	11,008	24,988
Jones Soda Co. (a)	8,443	9,963
National Beverage Corp.	2,160	28,382
Reddy Ice Holdings, Inc. (a)	5,200	14,300
Willamette Valley Vineyards, Inc. (a)	971	3,408

		1,050,875

Chemicals — 3.2%
Aceto Corp.	5,544	49,896
Albemarle Corp.	13,883	774,394
American Vanguard Corp.	3,551	30,326
Arch Chemicals, Inc.	3,701	140,379
Ashland, Inc.	10,742	546,338
Balchem Corp.	4,308	145,654
Cabot Corp.	8,925	336,026
Calgon Carbon Corp. (a)	8,412	127,189
Cambrex Corp. (a)	4,413	22,815
Celanese Corp., Series A	23,966	986,680
Chemtura Corp. (a)	15,000	239,700
Codexis Inc. (a)	3,744	39,686
Cytec Industries, Inc.	7,382	391,689
Ferro Corp. (a)	13,168	192,780
Georgia Gulf Corp. (a)	5,253	126,387

Common Stocks	Shares	Value

Chemicals (concluded)
H.B. Fuller Co.	7,151	$146,739
Hawkins, Inc.	1,605	71,262
Huntsman Corp.	29,313	457,576
Innophos Holdings, Inc.	3,200	115,456
KMG Chemicals, Inc.	1,950	32,312
Koppers Holdings, Inc.	3,167	113,315
Kraton Performance Polymers, Inc. (a)	4,785	148,096
Kronos Worldwide, Inc.	1,453	61,738
LSB Industries, Inc. (a)	3,244	78,699
Lubrizol Corp.	10,367	1,108,025
LyondellBasell Industries NV, Class A (a)	52,348	1,800,771
Metabolix, Inc. (a)	4,102	49,921
Minerals Technologies, Inc.	2,900	189,689
The Mosaic Co.	22,673	1,731,310
NL Industries, Inc.	900	10,044
Nanophase Technologies Corp. (a)	7,817	9,224
NewMarket Corp.	1,538	189,743
OM Group, Inc. (a)	4,584	176,530
Olin Corp.	10,612	217,758
Omnova Solutions, Inc. (a)	7,211	60,284
Penford Corp. (a)	2,765	16,894
PolyOne Corp. (a)	13,184	164,668
Polypore International, Inc. (a)	3,796	154,611
Quaker Chemical Corp.	2,011	83,798
RPM International, Inc.	19,496	430,862
Rentech, Inc. (a)	36,949	45,078
Rockwood Holdings, Inc. (a)	7,929	310,183
Schulman A, Inc.	5,018	114,862
Senomyx, Inc. (a)	6,360	45,347
Sensient Technologies Corp.	7,317	268,753
Solutia, Inc. (a)	18,599	429,265
Spartech Corp. (a)	4,449	41,643
Stepan Co.	1,300	99,151
TOR Minerals International, Inc. (a)	429	4,264
Tredegar Corp.	3,378	65,466
Valhi, Inc.	1,338	29,583
W.R. Grace & Co. (a)	9,230	324,250
Westlake Chemical Corp.	2,812	122,238
Zagg, Inc. (a)	3,576	27,249
Zep, Inc.	3,247	64,550
Zoltek Cos., Inc. (a)	5,373	62,058

		13,823,204

Construction & Materials — 2.2%
A.O. Smith Corp.	5,554	211,496
Aaon, Inc.	1,974	55,687
Acuity Brands, Inc.	6,531	376,643
Aecom Technology Corp. (a)	15,623	436,975
American Biltrite, Inc. (a)	200	1,404
American DG Energy, Inc. (a)	6,560	18,171
American Woodmark Corp.	1,493	36,638
Ameron International Corp.	1,518	115,930
Apogee Enterprises, Inc.	5,200	70,044
Argan, Inc. (a)	1,777	16,473
Armstrong World Industries, Inc.	2,770	119,110
Baran Group Ltd. (a)	102	510
BlueLinx Holdings, Inc. (a)	2,834	10,372
Builders FirstSource, Inc. (a)	7,867	15,498
EMCOR Group, Inc. (a)	10,087	292,321
Eagle Materials, Inc.	6,690	188,992

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Construction & Materials (concluded)
Generac Holdings, Inc. (a)	4,510	$72,927
Gibraltar Industries, Inc. (a)	4,700	63,779
Granite Construction, Inc.	5,160	141,539
Great Lakes Dredge & Dock Corp.	8,981	66,190
Griffon Corp. (a)	7,709	98,213
Headwaters, Inc. (a)	9,853	45,127
Hill International, Inc. (a)	4,333	28,035
Insituform Technologies, Inc., Class A (a)	5,956	157,894
Insteel Industries, Inc.	2,496	31,175
Integrated Electrical Services, Inc. (a)	1,500	5,235
KBR, Inc.	23,850	726,709
L.B. Foster Co., Class A (a)	1,623	66,446
Layne Christensen Co. (a)	3,074	105,807
Lennox International, Inc.	7,736	365,835
Louisiana-Pacific Corp. (a)	19,335	182,909
MDU Resources Group, Inc.	26,565	538,473
MYR Group, Inc. (a)	3,600	75,600
Martin Marietta Materials, Inc. (b)	6,931	639,315
Mastec, Inc. (a)	8,760	127,808
McDermott International, Inc. (a)	35,148	727,212
Mueller Water Products, Inc., Series A	23,585	98,349
NCI Building Systems, Inc. (a)	3,281	45,901
Northwest Pipe Co. (a)	1,661	39,914
Omega Flex, Inc.	500	8,270
Orion Marine Group, Inc. (a)	4,600	53,360
Owens Corning, Inc. (a)	17,133	533,693
PGT, Inc. (a)	4,540	11,123
Pike Electric Corp. (a)	2,700	23,166
Quanex Building Products Corp.	6,250	118,563
Shaw Group, Inc. (a)	12,692	434,447
Simpson Manufacturing Co., Inc.	5,542	171,303
Sterling Construction Co., Inc. (a)	2,600	33,904
TRC Cos., Inc. (a)	2,941	10,294
Texas Industries, Inc.	3,619	165,678
Trex Co., Inc. (a)(b)	2,249	53,886
Tutor Perini Corp.	4,853	103,903
USG Corp. (a)(b)	10,447	175,823
Universal Forest Products, Inc.	3,200	124,480
Valmont Industries, Inc.	3,294	292,277
Valspar Corp.	14,109	486,478
Watsco, Inc.	3,798	239,578
Watts Water Technologies, Inc., Class A	4,219	154,373

		9,611,255

Electricity — 1.8%
Allete, Inc.	4,378	163,124
Alliant Energy Corp.	16,826	618,692
Black Hills Corp.	5,939	178,170
CH Energy Group, Inc.	2,375	116,114
Calpine Corp. (a)	53,690	716,225
Central Vermont Public Service Corp.	1,873	40,944
Cleco Corp.	9,124	280,654
Covanta Holding Corp.	19,977	343,405
DPL, Inc.	18,444	474,195
Dynegy, Inc. (a)	16,086	90,403
El Paso Electric Co. (a)	6,840	188,305

Common Stocks	Shares	Value

Electricity (concluded)
The Empire District Electric Co.	6,221	$138,106
GenOn Energy, Inc. (a)	116,564	444,109
Great Plains Energy, Inc.	20,858	404,437
Hawaiian Electric Industries, Inc.	13,961	318,171
IDACORP, Inc.	7,174	265,295
ITC Holdings Corp.	7,828	485,180
MGE Energy, Inc.	3,547	151,670
NSTAR	15,881	670,019
NV Energy, Inc.	35,844	503,608
NorthWestern Corp.	5,350	154,241
Ormat Technologies, Inc.	2,676	79,156
Portland General Electric Co.	11,200	243,040
UIL Holdings Corp.	7,305	218,858
US Geothermal, Inc. (a)(b)	17,000	19,890
Unisource Energy Corp.	5,466	195,901
Unitil Corp.	1,906	43,342
Westar Energy, Inc.	16,951	426,487

		7,971,741

Electronic & Electrical Equipment — 3.6%
A123 Systems, Inc. (a)(b)	11,738	111,981
AVX Corp.	7,686	118,595
AZZ, Inc.	2,224	88,982
Active Power, Inc. (a)	15,189	37,365
Adept Technology, Inc. (a)	2,300	10,281
Advanced Battery Technologies, Inc. (a)	10,600	40,810
Allied Motion Technologies, Inc. (a)	1,050	7,224
Altair Nanotechnologies Inc. (a)(b)	3,907	10,783
American Science & Engineering, Inc.	1,500	127,845
American Superconductor Corp. (a)(b)	6,825	195,127
Ametek, Inc.	24,248	951,714
Anaren, Inc. (a)	2,275	47,434
Anixter International, Inc.	4,500	268,785
Arrow Electronics, Inc. (a)	17,857	611,602
Avnet, Inc. (a)	22,963	758,468
Badger Meter, Inc.	2,400	106,128
Baldor Electric Co.	6,603	416,253
Beacon Power Corp. (a)	11,511	2,534
Bel Fuse, Inc.	1,901	45,434
Belden, Inc.	7,058	259,876
Benchmark Electronics, Inc. (a)	9,583	174,027
Brady Corp.	6,992	228,009
CTS Corp.	6,476	71,625
Capstone Turbine Corp. (a)(b)	37,000	35,513
Checkpoint Systems, Inc. (a)	6,080	124,944
Cognex Corp.	5,475	161,074
Coherent, Inc. (a)	3,800	171,532
Coleman Cable, Inc. (a)	2,892	18,162
CommScope, Inc. (a)	14,403	449,662
Comverge, Inc. (a)	4,500	31,095
Cyberoptics Corp. (a)	1,100	9,394
DDi Corp.	3,349	39,384
Daktronics, Inc.	5,972	95,074
Dionex Corp. (a)	2,691	317,565
ESCO Technologies, Inc.	4,067	153,895
Echelon Corp. (a)	5,305	54,058
Electro Rent Corp.	2,485	40,158
Electro Scientific Industries, Inc. (a)	3,834	61,459
eMagin Corp. (a)	4,486	26,916

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	7

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electronic & Electrical Equipment (continued)
Encore Wire Corp.	2,870	$71,980
EnerNOC, Inc. (a)(b)	3,217	76,918
EnerSys (a)	6,962	223,619
FEI Co. (a)	6,000	158,460
Faro Technologies, Inc. (a)	2,343	76,944
General Cable Corp.	7,885	276,685
GrafTech International Ltd. (a)	18,411	365,274
Greatbatch, Inc. (a)	3,460	83,559
Houston Wire & Cable Co.	2,400	32,256
Hubbell, Inc., Class B	8,390	504,491
II-VI, Inc. (a)	3,953	183,261
IPG Photonics Corp. (a)	4,064	128,504
Intevac, Inc. (a)	3,600	50,436
IntriCon Corp. (a)	747	2,883
Itron, Inc. (a)	6,172	342,237
L-1 Identity Solutions, Inc. (a)	13,419	159,820
LSI Industries, Inc.	3,283	27,774
LaBarge, Inc. (a)	1,846	29,001
Landauer, Inc.	1,394	83,598
LeCroy Corp. (a)	2,797	27,522
Lightpath Technologies, Inc., Class A (a)	3,924	7,142
Lime Energy Co. (a)	3,891	15,486
Littelfuse, Inc.	3,402	160,098
MTS Systems Corp.	2,465	92,339
Magnetek, Inc. (a)	8,829	11,919
Maxwell Technologies, Inc. (a)	3,731	70,479
Measurement Specialties, Inc. (a)	2,155	63,249
Methode Electronics, Inc.	5,630	73,021
Mettler-Toledo International, Inc. (a)	5,118	773,893
Microvision, Inc. (a)(b)	13,872	25,802
Multi-Fineline Electronix, Inc. (a)	2,100	55,629
NVE Corp. (a)	918	53,088
NU Horizons Electronics Corp. (a)	2,900	20,213
Napco Security Technologies, Inc. (a)	3,700	6,623
National Instruments Corp.	9,216	346,890
Newport Corp. (a)	5,755	99,964
OSI Systems, Inc. (a)	2,800	101,808
Orion Energy Systems, Inc. (a)	5,026	16,737
Parametric Sound Corp. (a)	2,484	969
Park Electrochemical Corp.	2,751	82,530
Planar Systems, Inc. (a)	5,103	10,410
Plexus Corp. (a)	5,966	184,588
Powell Industries, Inc. (a)	1,653	54,351
Power-One, Inc. (a)	9,523	97,135
Powerwave Technologies, Inc. (a)	21,655	55,004
Pulse Electronics Corp.	6,730	35,804
Regal-Beloit Corp.	5,738	383,069
Research Frontiers, Inc. (a)	3,696	19,663
Richardson Electronics Ltd.	3,197	37,373
Rofin-Sinar Technologies, Inc. (a)	4,825	170,998
Rogers Corp. (a)	2,371	90,691
Rubicon Technology, Inc. (a)(b)	3,086	65,053
Sanmina-SCI Corp. (a)	12,099	138,897
SatCon Technology Corp. (a)	18,389	82,750
Servotronics, Inc.	400	3,356
Sigmatron International, Inc. (a)	1,200	7,680
Spectrum Control, Inc. (a)	2,159	32,363
Synthesis Energy Systems, Inc. (a)	7,068	8,270
TTM Technologies, Inc. (a)	8,197	122,217

Common Stocks	Shares	Value

Electronic & Electrical Equipment (concluded)
Technology Research Corp.	2,013	$7,629
Thomas & Betts Corp. (a)	8,047	388,670
Tollgrade Communications, Inc. (a)	1,466	13,604
Trimble Navigation Ltd. (a)	18,322	731,597
UQM Technologies Inc. (a)	6,991	16,009
Ultralife Batteries, Inc. (a)	3,538	23,386
Universal Display Corp. (a)	5,178	158,706
Valence Technology, Inc. (a)	12,754	21,427
Veeco Instruments, Inc. (a)(b)	6,498	279,154
Viasystems Group, Inc. (a)	886	17,844
Vicor Corp.	3,800	62,320
Vishay Intertechnology, Inc. (a)	26,040	382,267
Vishay Precision Group, Inc. (a)	2,163	40,751
WESCO International, Inc. (a)	6,326	334,013
X-Rite, Inc. (a)	4,942	22,585
Zebra Technologies Corp., Class A (a)	8,708	330,817
Zygo Corp. (a)	2,728	33,363

		15,927,682

Financial Services — 3.4%
Advance America, Cash Advance Centers, Inc.	8,270	46,643
Affiliated Managers Group, Inc. (a)	7,830	776,893
Ampal-American Israel Corp., Class A (a)	5,598	12,931
Artio Global Investors, Inc.	6,946	102,453
Asset Acceptance Capital Corp. (a)	2,599	15,412
Asta Funding, Inc.	2,177	17,634
BGC Partners, Inc.	8,013	66,588
BlackRock, Inc. (d)	14,594	2,781,325
CIT Group, Inc. (a)	27,217	1,281,921
Calamos Asset Management, Inc., Class A	3,209	44,926
Cash America International, Inc.	4,639	171,318
Cohen & Co., Inc.	4,291	18,623
Cohen & Steers, Inc.	3,144	82,058
CompuCredit Hldgs Corp. (b)	4,613	32,199
Cowen Group, Inc., Class A (a)	5,448	25,388
Credit Acceptance Corp. (a)	866	54,359
Deerfield Capital Corp. (a)	2,276	14,794
Diamond Hill Investments Group	455	32,915
Dollar Financial Corp. (a)	3,942	112,859
Duff & Phelps Corp.	3,834	64,641
Eaton Vance Corp.	18,184	549,702
Encore Capital Group, Inc. (a)	2,700	63,315
Epoch Holding Corp.	2,506	38,918
Evercore Partners, Inc., Class A	3,141	106,794
Ezcorp, Inc. (a)	7,112	192,949
FBR Capital Markets Corp. (a)	8,591	32,818
Federal Agricultural Mortgage Corp., Class B	2,158	35,219
Fidelity National Title Group, Inc., Class A	34,893	477,336
First Cash Financial Services, Inc. (a)	4,300	133,257
The First Marblehead Corp. (a)	11,360	24,651
GAMCO Investors, Inc., Class A	700	33,607
GFI Group, Inc.	10,209	47,880
Gleacher & Co, Inc. (a)	11,932	28,279
Green Dot Corp., Class A (a)	1,011	57,364
Greenhill & Co., Inc.	4,500	367,560

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Financial Services (concluded)
Interactive Brokers Group, Inc., Class A	6,800	$121,176
International Assets Holding Corp., Inc. (a)	2,330	54,988
Intersections, Inc.	1,876	19,623
Investment Technology Group, Inc. (a)	6,626	108,468
JMP Group, Inc.	3,400	25,942
Jefferies Group, Inc. New Shares (b)	17,270	459,900
KBW, Inc.	5,541	154,705
Knight Capital Group, Inc., Class A (a)	14,472	199,569
Ladenburg Thalmann Financial Services, Inc. (a)	19,555	22,879
MF Global Holdings Ltd. (a)	22,921	191,620
MGIC Investment Corp. (a)	30,684	312,670
MSCI, Inc. (a)	18,235	710,436
MarketAxess Holdings, Inc.	4,471	93,041
Marlin Business Services, Inc. (a)	2,129	26,932
Medallion Financial Corp.	3,380	27,716
Merriman Holdings, Inc. (a)	301	656
MicroFinancial, Inc.	2,154	8,681
MoneyGram International, Inc. (a)	14,649	39,699
National Financial Partners Corp. (a)	6,680	89,512
Nelnet, Inc., Class A	4,654	110,253
NewStar Financial, Inc. (a)	5,484	57,966
Ocwen Financial Corp. (a)	11,632	110,969
optionsXpress Holdings, Inc.	6,963	109,110
The PMI Group, Inc. (a)	23,270	76,791
Penson Worldwide, Inc. (a)	3,976	19,443
Pico Holdings, Inc. (a)	3,019	96,004
Piper Jaffray Cos. (a)	3,267	114,378
Portfolio Recovery Associates, Inc. (a)	2,695	202,664
Primus Guaranty Ltd. (a)	3,804	19,324
Pzena Investment Management, Inc., Class A	1,598	11,745
Radian Group, Inc.	20,356	164,273
Raymond James Financial, Inc.	14,996	490,369
Resource America, Inc., Class A	3,561	24,393
SEI Investments Co.	23,759	565,227
SWS Group, Inc.	6,065	30,628
Safeguard Scientifics, Inc. (a)	3,391	57,918
Sanders Morris Harris Group, Inc.	3,800	27,550
Stewart Information Services Corp.	3,341	38,522
Stifel Financial Corp. (a)	5,450	338,118
Student Loan Corp.	1,182	38,344
TD Ameritrade Holding Corp.	35,229	668,999
TradeStation Group, Inc. (a)	8,000	54,000
Tree.com, Inc. (a)	1,743	16,454
U.S. Global Investors, Inc.	2,596	21,105
Virtus Investment Partners, Inc. (a)	970	44,009
Waddell & Reed Financial, Inc., Class A	13,215	466,357
Westwood Holdings Group, Inc.	1,091	43,596
World Acceptance Corp. (a)(b)	2,483	131,102

		14,763,353

Fixed Line
Telecommunications — 0.6%
8x8, Inc. (a)	11,006	26,194

Common Stocks	Shares	Value

Fixed Line
Telecommunications (concluded)
AboveNet, Inc.	3,323	$194,263
Alaska Communications Systems Group, Inc.	9,000	99,900
Arbinet Corp. (a)	1,175	9,799
Cbeyond Communications, Inc. (a)	4,800	73,344
Cincinnati Bell, Inc. (a)	33,100	92,680
Consolidated Communications Holdings, Inc.	4,584	88,471
General Communication, Inc., Class A (a)	6,156	77,935
Global Crossing Ltd. (a)	4,778	61,732
HickoryTech Corp.	4,280	41,088
IDT Corp., Class B	2,098	53,814
Level 3 Communications, Inc. (a)(b)	211,747	207,512
NET2000 Communications, Inc. (a)	300	—
PAETEC Holding Corp. (a)	20,208	75,578
Primus Telecommunications Escrow (a)	29,100	—
SureWest Communications (a)	1,746	18,682
TW Telecom, Inc. (a)	23,078	393,480
Virgin Media, Inc.	45,235	1,232,201
Vonage Holdings Corp. (a)	21,332	47,784
Warwick Valley Telephone Co.	1,500	20,775

		2,815,232

Food & Drug Retailers — 0.5%
Arden Group, Inc., Class A	276	22,770
Casey’s General Stores, Inc.	5,800	246,558
Core-Mark Holdings Co., Inc. (a)	1,585	56,410
Dairy Mart Convenience Stores, Inc. (a)	500	—
drugstore.com, Inc. (a)	12,276	27,130
Ingles Markets, Inc., Class A	3,151	60,499
Nash Finch Co.	1,764	74,988
Omnicare, Inc.	17,948	455,700
The Pantry, Inc. (a)	4,281	85,021
PetMed Express, Inc. (b)	4,215	75,069
Rite Aid Corp. (a)	69,100	61,029
Ruddick Corp.	6,421	236,550
Spartan Stores, Inc.	4,460	75,597
United Natural Foods, Inc. (a)	6,593	241,831
Village Super Market, Inc., Class A	805	26,565
Vitamin Shoppe, Inc. (a)	3,927	132,104
Weis Markets, Inc.	1,713	69,085
Winn-Dixie Stores, Inc. (a)	8,733	62,616

		2,009,522

Food Producers — 1.9%
Alico, Inc.	659	15,711
The Andersons, Inc.	3,000	109,050
B&G Foods, Inc., Class A	7,379	101,314
Bridgford Foods Corp.	500	7,125
Bunge Ltd.	22,084	1,446,944
Cagles, Inc., Class A (a)	336	2,859
Cal-Maine Foods, Inc.	1,932	61,013
Calavo Growers, Inc.	1,936	44,625
Chiquita Brands International, Inc. (a)	6,895	96,668
Corn Products International, Inc.	11,412	524,952
Darling International, Inc. (a)	12,702	168,682
Del Monte Foods Co.	30,192	567,610

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	9

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food Producers (concluded)
Diamond Foods, Inc.	3,353	$178,312
Dole Food Co., Inc. (a)	5,263	71,103
Farmer Bros. Co.	902	16,056
Flowers Foods, Inc.	13,719	369,178
Fresh Del Monte Produce, Inc.	6,223	155,264
Golden Enterprises, Inc.	941	3,181
Green Mountain Coffee Roasters, Inc. (a)	17,791	584,612
Griffin Land & Nurseries, Inc.	600	19,428
HQ Sustainable Maritime Industries, Inc. (a)	4,100	19,557
Hain Celestial Group, Inc. (a)	6,839	185,063
Harbinger Group, Inc. (a)	1,786	11,055
Herbalife Ltd.	9,170	626,953
Imperial Sugar Co., New Shares	2,712	36,259
J&J Snack Foods Corp.	2,044	98,603
John B. Sanfilippo & Son, Inc. (a)	1,221	15,189
Lancaster Colony Corp.	3,100	177,320
Lifeway Foods, Inc. (a)	1,500	14,325
MGP Ingredients, Inc.	2,900	32,016
Mannatech, Inc. (a)	3,100	5,580
Martek Biosciences Corp. (a)	5,500	172,150
Medifast, Inc. (a)	2,356	68,041
Natures Sunshine Prods, Inc. (a)	1,472	13,219
Nutraceutical International Corp. (a)	1,588	22,534
NutriSystem, Inc. (b)	4,700	98,841
Omega Protein Corp. (a)	3,212	26,017
Pilgrims Pride Corp. (a)	7,286	51,658
Ralcorp Holdings, Inc. (a)	8,373	544,329
Relìv International, Inc.	1,819	3,438
Rocky Mountain Chocolate Factory, Inc.	1,495	14,442
Sanderson Farms, Inc.	3,204	125,437
Schiff Nutrition International, Inc.	3,352	30,436
Seaboard Corp.	54	107,514
Seneca Foods Corp. (a)	2,000	53,960
Smart Balance, Inc. (a)	11,700	50,661
Smithfield Foods, Inc. (a)	23,645	487,796
Snyders-Lance, Inc.	6,335	148,492
Tasty Baking Co.	1,289	8,095
Tootsie Roll Industries, Inc.	3,287	95,224
TreeHouse Foods, Inc. (a)	5,264	268,938
USANA Health Sciences, Inc. (a)	1,221	53,052

		8,209,881

Forestry & Paper — 0.3%
Boise, Inc.	13,186	104,565
Buckeye Technologies, Inc.	6,113	128,434
Clearwater Paper Corp. (a)	1,746	136,712
Deltic Timber Corp.	1,746	98,370
Domtar Corp.	6,386	484,825
Kapstone Paper and Packaging Corp. (a)	6,372	97,492
Neenah Paper, Inc.	2,900	57,072
P.H. Glatfelter Co.	6,687	82,049
Verso Paper Corp. (a)	2,900	9,918
Wausau Paper Corp.	7,350	63,283

		1,262,720

Gas, Water & Multi-Utilities — 1.5%
AGL Resources, Inc. (c)	11,906	426,830

Common Stocks	Shares	Value

Gas, Water & Multi-Utilities (concluded)
American States Water Co.	2,759	$95,103
American Water Works Co, Inc.	26,438	668,617
Aqua America, Inc.	20,899	469,809
Artesian Resources Corp., Class A	1,322	25,052
Atmos Energy Corp.	13,688	427,066
Avista Corp.	8,020	180,610
Cadiz, Inc. (a)	3,000	37,320
California Water Service Group	3,200	119,264
Chesapeake Utilities Corp.	1,461	60,661
Connecticut Water Service, Inc.	1,493	41,625
Delta Natural Gas Co., Inc.	312	9,789
Gas Natural, Inc.	1,362	14,287
The Laclede Group, Inc.	3,100	113,274
Middlesex Water Co.	2,514	46,132
National Fuel Gas Co.	10,610	696,228
New Jersey Resources Corp.	6,260	269,869
Northwest Natural Gas Co.	3,916	181,977
PNM Resources, Inc.	11,566	150,589
Pennichuck Corp.	1,777	48,619
Piedmont Natural Gas Co.	10,000	279,600
Questar Corp.	26,737	465,491
RGC Resources, Inc.	100	3,129
SJW Corp.	1,948	51,564
South Jersey Industries, Inc.	4,600	242,972
Southwest Gas Corp.	6,702	245,762
UGI Corp.	16,652	525,870
Vectren Corp.	12,464	316,336
WGL Holdings, Inc.	7,362	263,339

		6,476,784

General Industrials — 1.2%
AEP Industries, Inc. (a)	1,300	33,735
Actuant Corp., Class A	10,252	272,908
AptarGroup, Inc.	9,563	454,912
Carlisle Cos., Inc.	9,271	368,430
Crown Holdings, Inc. (a)	25,015	835,001
Graham Packaging Co., Inc. (a)	3,065	39,968
Graphic Packaging Holding Co. (a)	12,045	46,855
Greif, Inc.	5,339	330,484
Harsco Corp.	12,374	350,432
Landec Corp. (a)	3,800	22,724
Multi-Color Corp.	2,083	40,535
Myers Industries, Inc.	4,882	47,551
Otter Tail Corp.	4,560	102,782
Packaging Corp. of America	15,542	401,605
Raven Industries, Inc.	2,715	129,478
Rock-Tenn Co., Class A	5,847	315,446
Silgan Holdings, Inc.	7,797	279,211
Smurfit-Stone Container Corp. (a)	13,954	357,222
Sonoco Products Co.	15,069	507,373
Temple-Inland, Inc.	16,385	348,017
Trimas Corp. (a)	2,996	61,298

		5,345,967

General Retailers — 5.0%
1-800-FLOWERS.COM, Inc., Class A (a)	4,470	12,024
99 Cents Only Stores (a)	8,255	131,585
A.C. Moore Arts & Crafts, Inc. (a)	5,342	13,462
Aaron Rents, Inc., Class A	11,266	229,714
Advance Auto Parts, Inc.	13,178	871,725
Amerco, Inc. (a)	882	84,707

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

General Retailers (continued)
America’s Car Mart, Inc. (a)	1,765	$47,796
American Eagle Outfitters, Inc.	30,723	449,478
American Public Education, Inc. (a)	3,136	116,785
Ancestry.com, Inc. (a)	4,030	114,130
AnnTaylor Stores Corp. (a)	8,975	245,825
Asbury Automotive Group, Inc. (a)	5,133	94,858
Autobytel, Inc. (a)	8,000	6,880
Aéropostale, Inc. (a)	14,437	355,728
BJ’s Wholesale Club, Inc. (a)	8,196	392,588
Barnes & Noble, Inc. (b)	6,090	86,174
Beacon Roofing Supply, Inc. (a)	7,300	130,451
bebe Stores, Inc.	4,773	28,447
Bidz.com, Inc. (a)	700	826
Big 5 Sporting Goods Corp.	3,700	56,499
Blue Nile, Inc. (a)(b)	2,300	131,238
The Bon-Ton Stores, Inc. (a)	2,733	34,600
Books-A-Million, Inc.	1,200	6,960
Borders Group, Inc. (a)	8,773	7,897
Bridgepoint Education, Inc. (a)	3,570	67,830
Brown Shoe Co., Inc.	6,711	93,484
The Buckle, Inc.	4,058	153,271
Build-A-Bear Workshop, Inc. (a)	2,727	20,834
CPI Corp.	1,298	29,270
Cabela’s, Inc., Class A (a)	6,534	142,115
Cache, Inc. (a)	2,300	10,212
Cambium Learning Group, Inc. (a)	2,800	9,632
Capella Education Co. (a)	2,409	160,391
Career Education Corp. (a)	9,984	206,968
Casual Male Retail Group, Inc. (a)	6,895	32,682
The Cato Corp., Class A	4,150	113,752
Charming Shoppes, Inc. (a)	15,768	55,976
Chemed Corp.	3,404	216,188
Chico’s FAS, Inc.	27,336	328,852
The Children’s Place Retail Stores, Inc. (a)	4,227	209,828
Christopher & Banks Corp.	5,614	34,526
Citi Trends, Inc. (a)	2,371	58,208
Clean Energy Fuels Corp. (a)(b)	7,892	109,225
Coldwater Creek, Inc. (a)	8,960	28,403
Collective Brands, Inc. (a)	9,790	206,569
Collectors Universe, Inc.	1,870	26,012
Conn’s, Inc. (a)	3,143	14,709
Copart, Inc. (a)	11,336	423,400
Corinthian Colleges, Inc. (a)	13,002	67,740
Cost Plus, Inc. (a)	3,018	29,275
DSW, Inc., Class A (a)	2,255	88,171
dELiA*s, Inc. (a)	5,199	9,046
Destination Maternity Corp. (a)	1,157	43,885
Dick’s Sporting Goods, Inc. (a)	13,399	502,463
Dillard’s, Inc., Class A (b)	7,414	281,287
Dollar General Corp. (a)	5,219	160,067
Dollar Tree, Inc. (a)	19,428	1,089,522
Dress Barn, Inc. (a)	10,416	275,191
Ediets.Com, Inc. (a)(b)	600	294
Education Management Corp. (a)(b)	6,534	118,265
Express, Inc.	4,018	75,538
The Finish Line, Inc., Class A	7,634	131,228
Foot Locker, Inc.	23,560	462,247
Fred’s, Inc.	6,665	91,710
GSI Commerce, Inc. (a)	9,395	217,964
Gaiam, Inc.	2,881	22,184
Geeknet Inc. (a)	1,089	27,214

Common Stocks	Shares	Value

General Retailers (continued)
Genesco, Inc. (a)	3,605	$135,151
Grand Canyon Education, Inc. (a)	4,953	97,029
Group 1 Automotive, Inc.	3,657	152,716
Guess, Inc.	9,891	468,042
HSN, Inc. (a)	6,194	189,784
Haverty Furniture Cos., Inc.	3,114	40,420
Hibbett Sports, Inc. (a)	4,618	170,404
Hillenbrand, Inc.	9,486	197,404
Hot Topic, Inc.	8,365	52,449
ITT Educational Services, Inc. (a)	5,061	322,335
J. Crew Group, Inc. (a)	9,313	401,763
Jackson Hewitt Tax Service, Inc. (a)	3,915	8,535
Jo-Ann Stores, Inc. (a)	4,211	253,586
Jos. A. Bank Clothiers, Inc. (a)	4,112	165,796
K12, Inc. (a)	4,683	134,215
KAR Auction Services, Inc. (a)	3,835	52,923
Kirkland’s, Inc. (a)	2,746	38,526
Learning Tree International, Inc.	1,800	17,208
Liquidity Services, Inc. (a)	2,900	40,745
Lithia Motors, Inc., Class A	3,900	55,731
Lumber Liquidators Holdings, Inc. (a)	3,698	92,117
Mac-Gray Corp.	1,907	28,510
MarineMax, Inc. (a)	4,200	39,270
Matthews International Corp., Class A	4,476	156,570
Men’s Wearhouse, Inc.	7,895	197,217
Midas, Inc. (a)	2,643	21,435
Monro Muffler, Inc.	4,688	162,141
Navarre Corp. (a)	8,680	18,402
New York & Co. (a)	4,205	18,586
Nobel Learning Communities, Inc. (a)	526	3,840
Office Depot, Inc. (a)	15,000	81,000
OfficeMax, Inc. (a)	12,993	229,976
OpenTable, Inc. (a)	2,737	192,904
Overstock.com, Inc.	2,669	43,985
Pacific Sunwear of California, Inc. (a)	11,081	60,059
PC Mall, Inc. (a)	2,100	15,897
Penske Auto Group, Inc. (a)	7,100	123,682
The Pep Boys - Manny, Moe & Jack	7,959	106,889
PetSmart, Inc.	18,034	718,114
Pier 1 Imports, Inc. (a)	18,128	190,344
Pre-Paid Legal Services, Inc. (a)	1,376	82,904
PriceSmart, Inc.	2,432	92,489
The Princeton Review, Inc. (a)	6,890	8,130
The Providence Service Corp. (a)	2,600	41,782
RealNetworks, Inc. (a)	14,990	62,958
Regis Corp.	8,424	139,838
Rent-A-Center, Inc.	10,059	324,705
Retail Ventures, Inc. (a)	3,442	56,105
Rollins, Inc.	11,392	224,992
Rue21, Inc. (a)	2,847	83,446
Rush Enterprises, Inc., Class A (a)	5,003	102,261
Saks, Inc. (a)	18,440	197,308
Sally Beauty Co., Inc. (a)	14,861	215,930
Service Corp. International	37,288	307,626
Shoe Carnival, Inc. (a)	1,800	48,600
Shutterfly, Inc. (a)	4,297	150,524
Signet Jewelers Ltd. (a)	13,022	565,155
Sonic Automotive, Inc.	5,494	72,741
Sotheby’s Holdings, Inc., Class A	10,318	464,310

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	11

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

General Retailers (concluded)
Stage Stores, Inc.	5,554	$96,306
Stamps.com, Inc.	2,650	35,113
Standard Parking Corp. (a)	2,600	49,114
Stein Mart, Inc.	4,100	37,925
Stewart Enterprises, Inc., Class A	12,302	82,300
Strayer Education, Inc. (b)	2,193	333,818
Susser Holdings Corp. (a)	1,700	23,545
The Talbots, Inc. (a)	5,546	47,252
Titan Machinery, Inc. (a)	3,008	58,054
Tractor Supply Co.	11,102	538,336
Trans World Entertainment Corp. (a)	2,400	4,080
Tuesday Morning Corp. (a)	7,004	36,981
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,307	248,438
VCA Antech, Inc. (a)	13,230	308,127
ValueVision Media, Inc., Class A (a)	5,456	33,336
Weight Watchers International, Inc.	5,493	205,933
West Marine, Inc. (a)	2,476	26,196
The Wet Seal, Inc., Class A (a)	15,432	57,098
Williams-Sonoma, Inc.	14,758	526,713
Winmark Corp.	600	20,184
Zale Corp. (a)	4,996	21,283
Zumiez, Inc. (a)	3,260	87,596

		21,711,237

Health Care Equipment & Services — 5.6%
Abaxis, Inc. (a)	3,428	92,042
Abiomed, Inc. (a)	5,266	50,606
Accuray, Inc. (a)	7,812	52,731
Addus HomeCare Corp. (a)	2,896	11,845
Air Methods Corp. (a)	1,797	101,117
Alere Inc. (a)	12,865	470,859
Align Technology, Inc. (a)	9,092	177,658
Alliance Healthcare Services, Inc. (a)	5,836	24,745
Allied Healthcare International, Inc. (a)	6,902	17,324
Almost Family, Inc. (a)	1,680	64,546
Alphatec Holdings, Inc. (a)	10,666	28,798
Amedisys, Inc. (a)	4,418	148,003
America Service Group, Inc.	1,200	18,168
American Caresource Holdings, Inc. (a)	3,301	4,621
American Medical Systems Holdings, Inc. (a)	11,543	217,701
AMERIGROUP Corp. (a)	7,868	345,563
Amsurg Corp. (a)	4,709	98,654
Analogic Corp.	1,850	91,594
AngioDynamics, Inc. (a)	3,623	55,686
Anika Therapeutics, Inc. (a)	2,548	16,893
Animal Health International, Inc. (a)	5,143	14,760
ArthroCare Corp. (a)	4,159	129,179
Assisted Living Concepts, Inc. (a)	1,760	57,253
Atrion Corp.	234	41,994
Beckman Coulter, Inc.	10,536	792,623
Bio-Rad Laboratories, Inc., Class A (a)	2,976	309,058
Bio-Reference Labs, Inc. (a)	4,400	97,592
Biolase Technology, Inc. (a)	6,139	10,682
Bioscript, Inc. (a)	8,208	42,928

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Bovie Medical Corp. (a)	5,425	$17,686
Brookdale Senior Living, Inc. (a)	15,393	329,564
Bruker BioSciences Corp. (a)	11,131	184,775
CONMED Corp. (a)	4,289	113,358
Cantel Medical Corp.	2,600	60,840
Cardica, Inc. (a)	5,486	23,919
CardioNet, Inc. (a)	4,315	20,194
Catalyst Health Solutions, Inc. (a)	5,894	274,012
Centene Corp. (a)	7,910	200,439
Cepheid, Inc. (a)	9,133	207,776
Chindex International, Inc. (a)	2,390	39,411
Clinical Data, Inc. (a)	2,985	47,491
Community Health Systems, Inc. (a)	14,575	544,668
Conceptus, Inc. (a)	4,300	59,340
Contiucare Corp. (a)	7,800	36,504
The Cooper Cos., Inc.	6,997	394,211
Corvel Corp. (a)	1,200	58,020
Covance, Inc. (a)	9,916	509,782
CryoLife, Inc. (a)	5,100	27,642
Cutera, Inc. (a)	2,430	20,145
Cyberonics, Inc. (a)	4,321	134,037
Cynosure, Inc., Class A (a)	2,200	22,506
Daxor Corp.	700	6,482
Delcath Systems Inc. (a)(b)	6,918	67,796
DexCom, Inc. (a)	9,703	132,446
Dynacq Healthcare, Inc. (a)	460	1,122
Edwards Lifesciences Corp. (a)	17,140	1,385,598
Emergency Medical Services Corp. (a)	4,568	295,138
Emeritus Corp. (a)	4,670	92,046
Endologix, Inc. (a)	6,889	49,256
The Ensign Group, Inc.	1,978	49,193
eResearch Technology, Inc. (a)	7,915	58,175
Escalon Medical Corp. (a)	1,399	2,099
Exactech, Inc. (a)	1,369	25,765
Five Star Quality Care, Inc. (a)	5,313	37,563
Fonar Corp. (a)	4,465	5,760
Genoptix, Inc. (a)	2,900	55,158
Gentiva Health Services, Inc. (a)	4,513	120,046
Gliatech, Inc. (a)	100	—
HMS Holdings Corp. (a)	4,168	269,961
Haemonetics Corp. (a)	3,739	236,230
Hanger Orthopedic Group, Inc. (a)	5,400	114,426
Hansen Medical, Inc. (a)	8,900	13,083
Health Management Associates, Inc., Class A (a)	38,586	368,110
Health Net, Inc. (a)	14,783	403,428
Healthcare Services Group, Inc.	8,610	140,085
HealthSouth Corp. (a)	14,521	300,730
HealthSpring, Inc. (a)	7,996	212,134
Healthways, Inc. (a)	5,211	58,155
Henry Schein, Inc. (a)	13,893	852,891
Hill-Rom Holdings, Inc.	9,490	373,621
Hologic, Inc. (a)	39,550	744,331
Hooper Holmes, Inc. (a)	9,589	6,760
ICU Medical, Inc. (a)	2,353	85,885
IPC The Hospitalist Co., Inc. (a)	2,536	98,929
IRIS International, Inc. (a)	2,879	29,452
Idexx Laboratories, Inc. (a)(b)	8,785	608,098
Immucor, Inc. (a)	10,219	202,643
Insulet Corp. (a)	5,569	86,320

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Integra LifeSciences Holdings Corp. (a)	2,836	$134,143
Invacare Corp.	5,100	153,816
Kendle International, Inc. (a)	2,800	30,492
Kensey Nash Corp. (a)	2,137	59,473
Kindred Healthcare, Inc. (a)	5,758	105,774
Kinetic Concepts, Inc. (a)	9,565	400,582
LCA-Vision, Inc. (a)	4,084	23,483
LHC Group, Inc. (a)	2,600	78,000
LifePoint Hospitals, Inc. (a)	8,274	304,069
Lincare Holdings, Inc.	15,111	405,428
MAKO Surgical Corp. (a)(b)	5,711	86,921
MEDTOX Scientific, Inc.	1,600	20,960
MELA Sciences, Inc. (a)	4,500	15,075
Magellan Health Services, Inc. (a)	5,036	238,102
Masimo Corp.	8,216	238,839
MedCath Corp. (a)	2,634	36,744
Medical Action Industries, Inc. (a)	2,426	23,241
Mednax, Inc. (a)	7,201	484,555
Meridian Bioscience, Inc.	6,525	151,119
Merit Medical Systems, Inc. (a)	4,233	67,008
Metropolitan Health Networks, Inc. (a)	5,321	23,785
Molina Healthcare, Inc. (a)	2,504	69,736
NMT Medical, Inc. (a)	2,154	775
Nanosphere, Inc. (a)	2,891	12,605
National Healthcare Corp.	1,619	74,911
Natus Medical, Inc. (a)	4,472	63,413
Neogen Corp. (a)	3,480	142,784
Neurometrix, Inc. (a)	3,931	2,555
NuVasive, Inc. (a)	6,105	156,593
NxStage Medical, Inc. (a)	4,900	121,912
Omnicell, Inc. (a)	4,941	71,397
OraSure Technologies, Inc. (a)	7,579	43,579
Orthofix International NV (a)	3,068	88,972
Orthovita, Inc. (a)	13,126	26,383
Owens & Minor, Inc.	9,127	268,608
PSS World Medical, Inc. (a)	9,000	203,400
Palomar Medical Technologies, Inc. (a)	2,999	42,616
Parexel International Corp. (a)	8,940	189,796
Pharmaceutical Product Development, Inc.	16,766	455,029
PharMerica Corp. (a)	4,811	55,086
Psychemedics Corp.	793	6,487
Quidel Corp. (a)	4,800	69,360
RTI Biologics, Inc. (a)	8,988	23,998
RadNet, Inc. (a)	6,500	18,330
RehabCare Group, Inc. (a)	3,891	92,217
ResMed, Inc. (a)	23,035	797,932
Retractable Technologies, Inc. (a)	1,898	3,322
Rochester Medical Corp. (a)	1,961	21,414
Rockwell Medical Technologies, Inc. (a)	3,200	25,280
Rural/Metro Corp. (a)	3,887	56,672
SRI/Surgical Express, Inc. (a)	1,655	7,861
Select Medical Holdings Corp. (a)	9,357	68,400
Sirona Dental Systems, Inc. (a)	6,134	256,279
Skilled Healthcare Group, Inc., Class A (a)	4,335	38,928
SonoSite, Inc. (a)	2,649	83,708
Spectranetic Corp. (a)	5,137	26,507

Common Stocks	Shares	Value

Health Care Equipment & Services (concluded)
St. Jude Medical, Inc. (a)	1	$43
Staar Surgical Co. (a)	5,825	35,533
Stereotaxis, Inc. (a)	7,691	29,457
Steris Corp.	7,994	291,461
Sun Healthcare Group Inc. (a)	3,968	50,235
Sunrise Senior Living, Inc. (a)	7,887	42,984
SurModics, Inc. (a)	2,626	31,171
Symmetry Medical, Inc. (a)	5,630	52,078
Synergetics USA, Inc. (a)	6,079	28,511
Synovis Life Technologies, Inc. (a)	2,772	44,657
Team Health Holdings, Inc. (a)	3,414	53,054
Teleflex, Inc.	5,987	322,160
Theragenics Corp. (a)	9,089	13,724
ThermoGenesis Corp. (a)	4,307	15,031
Thoratec Corp. (a)	8,781	248,678
Tomotherapy, Inc. (a)	7,995	28,862
Trans1, Inc. (a)	5,415	11,209
Transcend Services, Inc. (a)	1,556	30,482
Triple-S Management Corp. (a)	3,020	57,622
US Physical Therapy, Inc. (a)	1,904	37,737
Uluru, Inc. (a)	400	43
Universal American Financial Corp.	6,120	125,154
Universal Health Services, Inc., Class B	13,855	601,584
Urologix, Inc. (a)	2,686	1,692
Utah Medical Products, Inc.	800	21,336
Vascular Solutions, Inc. (a)	2,263	26,522
Volcano Corp. (a)	7,754	211,762
WellCare Health Plans, Inc. (a)	6,411	193,740
West Pharmaceutical Services, Inc.	4,895	201,674
Wright Medical Group, Inc. (a)	6,200	96,286
Zoll Medical Corp. (a)	3,510	130,677

		24,304,071

Household Goods & Home Construction — 1.8%
ACCO Brands Corp. (a)	8,770	74,720
Bassett Furniture Industries, Inc. (a)	2,349	9,866
Beazer Homes USA, Inc. (a)(b)	11,497	61,969
Blount International, Inc. (a)	7,472	117,759
Blyth, Inc.	1,216	41,928
Briggs & Stratton Corp.	8,000	157,520
Brookfield Homes Corp. (a)(b)	1,876	17,634
Cavco Industries, Inc. (a)	1,061	49,538
Central Garden & Pet Co., Class A (a)	9,364	92,516
Church & Dwight Co., Inc.	10,764	742,931
Compx International, Inc.	1,600	18,400
Comstock Homebuilding Cos., Inc., Class A (a)	4,512	5,234
Dixie Group, Inc. (a)	3,186	11,438
Energizer Holdings, Inc. (a)	10,611	773,542
Ethan Allen Interiors, Inc.	4,622	92,486
Flexsteel Industries, Inc.	913	16,142
Forward Industries, Inc. (a)	2,807	9,039
Furniture Brands International, Inc. (a)	5,400	27,756
HNI Corp.	5,606	174,907
Herman Miller, Inc.	8,758	221,577
hhgregg, Inc. (a)	3,647	76,405
Hooker Furniture Corp.	1,700	24,021

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	13

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Goods & Home Construction (concluded)
Hovnanian Enterprises, Inc., Class A (a)(b)	8,587	$35,121
Interface, Inc., Class A	8,463	132,446
iRobot Corp. (a)	3,629	90,290
Jarden Corp.	14,068	434,279
KB Home	11,890	160,396
Kid Brands, Inc. (a)	3,550	30,352
Knoll, Inc.	7,186	120,222
L.S. Starrett Co., Class A	700	8,176
La-Z-Boy, Inc. (a)	8,032	72,449
Libbey, Inc. (a)	2,901	44,878
Lifetime Brands, Inc. (a)	2,282	32,039
M/I Homes, Inc. (a)	3,600	55,368
MDC Holdings, Inc.	5,575	160,393
Meritage Homes Corp. (a)	4,596	102,031
Middleby Corp. (a)	2,783	234,941
Mohawk Industries, Inc. (a)	8,459	480,133
NVR, Inc. (a)	905	625,373
National Presto Industries, Inc.	692	89,967
Oil-Dri Corp. of America	954	20,501
Ryland Group, Inc.	6,875	117,081
The Scotts Miracle-Gro Co.	6,828	346,658
Sealy Corp. (a)(b)	8,012	23,395
Select Comfort Corp. (a)	8,582	78,354
Skyline Corp.	1,000	26,080
Standard-Pacific Corp. (a)	17,086	78,596
Stanley Furniture Co., Inc. (a)	3,642	11,327
Steelcase, Inc., Class A	12,576	132,928
Tempur-Pedic International, Inc. (a)	10,066	403,244
Toll Brothers, Inc. (a)	20,671	392,749
Tupperware Corp.	9,594	457,346
Virco Manufacturing Corp.	2,505	6,513
WD-40 Co.	2,455	98,887

		7,919,841

Industrial Engineering — 3.7%
AGCO Corp. (a)	14,147	716,687
Alamo Group, Inc.	1,400	38,948
Albany International Corp., Class A	4,030	95,471
Altra Holdings, Inc. (a)	4,300	85,398
American Railcar Industries, Inc. (a)	1,973	43,663
ArvinMeritor, Inc. (a)	13,706	281,247
Astec Industries, Inc. (a)	2,780	90,100
Babcock & Wilcox Co. (a)	17,627	451,075
Broadwind Energy, Inc. (a)	8,333	19,249
Brush Engineered Materials, Inc. (a)	3,153	121,832
Bucyrus International, Inc.	11,503	1,028,368
CIRCOR International, Inc.	3,000	126,840
Cascade Corp.	1,342	63,450
Ceco Environmental Corp. (a)	2,872	17,117
Chicago Rivet & Machine Co.	100	1,711
Clarcor, Inc.	7,617	326,693
Colfax Corp. (a)	3,868	71,210
Columbus McKinnon Corp. (a)	2,912	59,172
Commercial Vehicle Group, Inc. (a)	4,160	67,600
Crane Co.	7,485	307,409
Donaldson Co., Inc.	10,786	628,608
Dynamic Materials Corp.	2,176	49,112
The Eastern Co.	593	10,585
Energy Recovery, Inc. (a)	7,808	28,577

Common Stocks	Shares	Value

Industrial Engineering (concluded)
EnPro Industries, Inc. (a)	3,041	$126,384
Federal Signal Corp.	9,562	65,595
Flow International Corp. (a)	7,876	32,213
Franklin Electric Co., Inc.	2,857	111,194
Freightcar America, Inc.	2,409	69,716
GATX Corp.	6,200	218,736
Gardner Denver, Inc.	7,861	540,994
The Gorman-Rupp Co.	2,096	67,743
Graco, Inc.	9,075	358,009
Graham Corp.	2,100	42,000
Greenbrier Cos., Inc. (a)	3,639	76,383
H&E Equipment Services, Inc. (a)	4,179	48,351
Hardinge, Inc.	1,900	18,506
Hurco Companies, Inc. (a)	1,571	37,154
IDEX Corp.	12,183	476,599
John Bean Technologies Corp.	4,208	84,707
Joy Global, Inc.	15,588	1,352,259
Kadant, Inc. (a)	1,817	42,827
Kaydon Corp.	4,880	198,714
Kennametal, Inc.	12,339	486,897
Key Technology Inc. (a)	1,100	18,711
Kimball International, Inc., Class B	3,568	24,619
Lincoln Electric Holdings, Inc.	6,517	425,365
Lindsay Manufacturing Co. (b)	2,000	118,860
Lydall, Inc. (a)	2,576	20,737
Manitowoc Co.	20,258	265,582
Met-Pro Corp.	2,263	26,726
MFRI, Inc. (a)	1,400	14,406
Mine Safety Appliances Co.	4,557	141,859
Mueller Industries, Inc.	5,904	193,061
NN, Inc. (a)	3,590	44,372
NACCO Industries, Inc., Class A	936	101,434
Navistar International Corp. (a)	8,328	482,275
Nordson Corp.	4,656	427,793
Oshkosh Corp. (a)	13,942	491,316
PMFG, Inc. (a)	2,255	36,982
Pentair, Inc.	14,786	539,837
Robbins & Myers, Inc.	3,804	136,107
SPX Corp.	7,507	536,675
Sauer-Danfoss, Inc. (a)	1,686	47,630
Spartan Motors, Inc.	5,010	30,511
Standex International Corp.	2,367	70,797
Sun Hydraulics, Inc.	1,884	71,215
Sypris Solutions, Inc. (a)	3,164	13,479
Tecumseh Products Co., Class A (a)	2,248	29,336
Tennant Co.	2,553	98,061
Terex Corp. (a)	16,590	514,954
Timken Co.	11,697	558,298
Toro Co.	4,890	301,420
Trinity Industries, Inc.	12,005	319,453
Twin Disc, Inc.	1,600	47,776
United Capital Corp. (a)	600	19,500
Wabash National Corp. (a)	10,674	126,487
Westinghouse Air Brake Technologies Corp.	7,251	383,505
Williams Controls, Inc.	500	5,300
Woodward Governor Co.	8,749	328,612

		16,198,154

Industrial Metals & Mining — 1.1%
Ampco-Pittsburgh Corp.	1,402	39,326
Carpenter Technology Corp.	6,750	271,620
Century Aluminum Co. (a)	8,810	136,819

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Metals & Mining (concluded)
Cold Metal Products, Inc. (a)	1,400	—
Commercial Metals Co.	17,101	$283,706
Contango ORE Inc. (a)	169	1,775
Friedman Industries, Inc.	1,783	15,601
Haynes International, Inc.	1,947	81,443
Horsehead Holding Corp. (a)	6,861	89,467
Intrepid Potash, Inc. (a)	6,514	242,907
Kaiser Aluminum Corp.	2,799	140,202
Olympic Steel, Inc.	1,905	54,635
RTI International Metals, Inc. (a)	4,740	127,885
Reliance Steel & Aluminum Co.	11,427	583,920
Southern Copper Corp.	32,357	1,577,080
Steel Dynamics, Inc.	33,122	606,133
Synalloy Corp.	1,300	15,756
USEC, Inc. (a)	17,251	103,851
Universal Stainless & Alloy Products, Inc. (a)	1,162	36,347
Uranium Energy Corp. (a)(b)	10,100	61,004
Uranium Resources, Inc. (a)	15,804	53,734
WHX Corp. (a)	1,819	23,611
Worthington Industries, Inc.	9,764	179,658

		4,726,480

Industrial Transportation — 1.5%
Air Transport Services Group, Inc. (a)	8,921	70,476
Aircastle Ltd.	8,171	85,387
Alexander & Baldwin, Inc.	6,186	247,626
Arkansas Best Corp.	4,035	110,640
Atlas Air Worldwide Holdings, Inc. (a)	3,954	220,752
Celadon Group, Inc. (a)	3,436	50,818
Con-way, Inc.	8,426	308,139
Covenant Transport Group, Class A (a)	2,340	22,745
DHT Holdings, Inc.	7,867	36,582
Dynamex, Inc. (a)	1,496	37,041
Eagle Bulk Shipping, Inc. (a)	10,861	54,088
Forward Air Corp.	4,404	124,985
Frozen Food Express Industries, Inc. (a)	5,389	23,927
Genco Shipping & Trading Ltd. (a)(b)	4,922	70,877
General Maritime Corp.	13,604	44,213
Genesee & Wyoming, Inc., Class A (a)	5,859	310,234
HUB Group, Inc., Class A (a)	5,761	202,441
Heartland Express, Inc.	8,297	132,918
Horizon Lines, Inc., Class A	5,408	23,633
International Shipholding Corp.	977	24,816
J.B. Hunt Transport Services, Inc.	14,135	576,849
Kansas City Southern (a)	15,514	742,500
Kirby Corp. (a)	8,271	364,337
Knight Transportation, Inc.	8,750	166,250
Landstar System, Inc.	7,832	320,642
Marten Transport Ltd.	2,394	51,184
Old Dominion Freight Line, Inc. (a)	7,143	228,505
Overseas Shipholding Group, Inc.	4,069	144,124
P.A.M. Transportation Services, Inc. (a)	848	9,515
PHH Corp. (a)	8,567	198,326
Pacer International, Inc. (a)	7,000	47,880

Common Stocks	Shares	Value

Industrial Transportation (concluded)
Patriot Transportation Holding, Inc. (a)	330	$30,677
Quality Distribution, Inc. (a)	3,097	28,152
Railamerica, Inc. (a)	3,149	40,780
SMF Energy Corp. (a)	3,489	5,129
Saia, Inc. (a)	3,200	53,088
Ship Finance International Ltd.	6,579	141,580
TAL International Group, Inc.	1,931	59,610
Teekay Corp.	6,453	213,465
Textainer Group Holdings Ltd.	2,662	75,840
USA Truck, Inc. (a)	1,458	19,289
UTI Worldwide, Inc.	15,521	329,045
Universal Truckload Services, Inc. (a)	900	14,328
Werner Enterprises, Inc.	7,800	176,280
Willis Lease Finance Corp. (a)	1,130	14,724
World Fuel Services Corp.	10,478	378,884
YRC Worldwide Inc. (a)	7,159	26,631

		6,659,952

Leisure Goods — 0.9%
Activision Blizzard, Inc.	83,921	1,043,977
Arctic Cat, Inc. (a)	1,909	27,948
Brunswick Corp.	13,636	255,539
Callaway Golf Co.	11,400	91,998
DTS, Inc. (a)	2,987	146,512
Drew Industries, Inc.	3,009	68,364
Eastman Kodak Co. (a)	15,000	80,400
Emerson Radio Corp.	2,998	5,936
Escalade, Inc.	1,740	11,049
Garmin Ltd.	17,619	546,013
Glu Mobile, Inc. (a)	4,200	8,694
Jakks Pacific, Inc. (a)	5,046	91,938
Koss Corp.	400	2,000
Leapfrog Enterprises, Inc. (a)	7,653	42,474
Majesco Entertainment Co. (a)	1,500	1,095
Marine Products Corp. (a)	2,583	17,203
Meade Instruments Corp. (a)	433	1,477
Nautilus, Inc. (a)	5,484	9,762
Polaris Industries, Inc.	4,949	386,121
Pool Corp.	7,484	168,689
RC2 Corp. (a)	3,324	72,363
Steinway Musical Instruments, Inc. (a)	1,310	26,004
THQ, Inc. (a)	10,326	62,576
Take-Two Interactive Software, Inc. (a)	13,180	161,323
Thor Industries, Inc.	5,360	182,026
TiVo, Inc. (a)	17,690	152,665
Universal Electronics, Inc. (a)	2,112	59,917
Winnebago Industries, Inc. (a)	4,702	71,470

		3,795,533

Life Insurance — 0.4%
American Equity Investment Life Holding Co.	8,823	110,729
American Independence Corp. (a)	313	1,518
Amerisafe, Inc. (a)	3,900	68,250
Atlantic American Corp. (a)	1,107	2,247
Citizens, Inc. (a)	6,152	45,832
CNO Financial Group, Inc. (a)	33,998	230,506
Delphi Financial Group, Inc., Class A	7,250	209,090

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	15

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Life Insurance (concluded)
eHealth, Inc. (a)	4,100	$58,179
Employers Holdings, Inc.	5,500	96,140
FBL Financial Group, Inc., Class A	2,012	57,684
Independence Holding Co.	720	5,789
Kansas City Life Insurance Co.	858	28,340
National Western Life Insurance Co., Class A	359	59,853
The Phoenix Cos., Inc. (a)	16,452	41,788
Presidential Life Corp.	3,100	30,783
Protective Life Corp.	12,919	344,162
Stancorp Financial Group, Inc.	7,242	326,904
Symetra Financial Corp.	14,496	198,595

		1,916,389

Media — 2.8%
AH Belo Corp. (a)	2,761	24,021
Acxiom Corp. (a)	12,279	210,585
American Greetings Corp., Class A	5,746	127,331
Arbitron, Inc.	4,200	174,384
Ascent Media Corp., Class A (a)	1,933	74,923
Avid Technology, Inc. (a)	4,495	78,483
Beasley Broadcasting Group, Inc., Class A (a)	3,489	20,899
Belo Corp., Class A (a)	13,926	98,596
CKx, Inc. (a)	13,091	52,757
CSS Industries, Inc.	904	18,631
CTN Media Group, Inc. (a)	50	—
Charter Communications, Inc. (a)	5,958	232,005
Clear Channel Outdoor Holdings, Inc., Class A (a)	6,200	87,048
ComScore, Inc. (a)	4,064	90,668
Constant Contact, Inc. (a)	4,893	151,634
Courier Corp.	2,237	34,718
Crown Media Holdings, Inc., Class A (a)	5,569	14,591
Cumulus Media, Inc., Class A (a)	6,165	26,571
DG FastChannel, Inc. (a)	4,243	122,538
DISH Network Corp.	32,131	631,695
Dex One Corp. (a)	8,224	61,351
Dolby Laboratories, Inc., Class A (a)	8,000	533,600
DreamWorks Animation SKG, Inc., Class A (a)	9,500	279,965
EW Scripps Co. (a)	4,705	47,756
Emmis Communications Corp., Class A (a)	6,400	4,864
Entercom Communications Corp. (a)	4,015	46,494
Entravision Communications Corp., Class A (a)	7,714	19,825
Factset Research Systems, Inc.	6,514	610,753
Fisher Communications, Inc. (a)	700	15,260
Global Traffic Network, Inc. (a)	2,090	19,332
Gray Television, Inc. (a)	10,300	19,261
Harte-Hanks, Inc.	5,848	74,679
Hollywood Media Corp. (a)	10,217	16,756
IHS, Inc., Class A (a)	7,158	575,432
iBEAM Broadcasting Corp. (a)	80	—
interCLICK, Inc. (a)	4,931	26,479
Internet Media Services, Inc. (a)	1,030	125
John Wiley & Sons, Inc., Class A	7,799	352,827

Common Stocks	Shares	Value

Media (concluded)
Journal Communications, Inc., Class A (a)	5,781	$29,194
Knology, Inc. (a)	5,140	80,338
The Knot, Inc. (a)	5,067	50,062
Lamar Advertising Co., Class A (a)	9,304	370,671
Lee Enterprises, Inc. (a)	7,464	18,361
Liberty Global, Inc. (a)	31,448	1,112,630
Liberty Global, Inc., Series C (a)	3,727	126,308
Liberty Media Corp. - Starz, Series A (a)	7,857	522,333
Liberty Media Holding Corp. - Capital (a)	11,742	734,580
Liberty Media Holding Corp. - Interactive (a)	90,752	1,431,159
Lin TV Corp., Class A (a)	5,168	27,390
Local.com Corp. (a)	3,401	22,072
LodgeNet Interactive Corp. (a)	4,356	18,513
Marchex, Inc., Class B	3,596	34,306
Martha Stewart Living Omnimedia, Inc., Class A (a)	4,241	18,745
McClatchy Co., Class A (a)(b)	9,167	42,810
Media General, Inc., Class A (a)	2,100	12,138
Mediacom Communications Corp., Class A (a)	6,284	53,163
Morningstar, Inc.	3,367	178,720
National CineMedia, Inc.	8,893	177,060
New Frontier Media, Inc. (a)	5,400	9,234
Nexstar Broadcasting Group, Inc., Class A (a)	2,951	17,676
Outdoor Channel Holdings, Inc.	2,865	20,542
PDI, Inc. (a)	1,627	17,149
Playboy Enterprises, Inc., Class B (a)	5,573	29,091
Primedia, Inc.	3,905	16,401
Radio One, Inc., Class D (a)	4,021	4,504
Saga Communications, Inc. (a)	486	12,792
Salem Communications Corp., Class A	3,051	9,672
Schawk, Inc.	2,100	43,218
Scholastic Corp.	3,984	117,687
Sinclair Broadcast Group, Inc., Class A	8,400	68,712
Sirius XM Radio, Inc. (a)(b)	589,595	966,936
Spanish Broadcasting System, Inc., Class A (a)	6,546	4,635
SPAR Group, Inc. (a)	1,400	1,148
SuperMedia, Inc. (a)	2,560	22,298
TechTarget, Inc. (a)	3,159	25,051
TheStreet.com, Inc.	7,781	20,775
Valassis Communications, Inc. (a)	7,761	251,068
Value Line, Inc.	493	7,124
ValueClick, Inc. (a)	12,858	206,114
Vertro, Inc. (a)	2,301	11,275
Warner Music Group Corp. (a)	8,369	47,117
WebMD Health Corp., Class A (a)	9,039	461,531
WebMediaBrands, Inc. (a)	1,900	3,040

		12,432,180

Mining — 1.5%
AMCOL International Corp.	4,103	127,193
Allied Nevada Gold Corp. (a)	12,411	326,533
Alpha Natural Resources, Inc. (a)	18,332	1,100,470
Arch Coal, Inc.	24,940	874,396

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Mining (concluded)
Capital Gold Corp. (a)	10,689	$54,193
Cloud Peak Energy, Inc. (a)	5,200	120,796
Coeur d’Alene Mines Corp. (a)	13,523	369,448
Compass Minerals International, Inc.	5,009	447,153
Evergreen Energy, Inc. (a)	5,797	3,768
General Moly, Inc. (a)	8,970	58,126
Hecla Mining Co. (a)(b)	39,293	442,439
International Coal Group, Inc. (a)	22,131	171,294
James River Coal Co. (a)	4,305	109,046
Molycorp, Inc. (a)	4,359	217,514
Patriot Coal Corp. (a)	12,012	232,673
Royal Gold, Inc.	8,296	453,211
Solitario Exploration & Royalty Corp. (a)	9,338	33,990
Stillwater Mining Co. (a)	7,465	159,378
Timberline Resources Corp. (a)	15,011	17,863
US Energy Corp. Wyoming (a)	5,200	31,616
US Gold Corp. (a)	15,074	121,647
Vista Gold Corp. (a)	7,703	18,410
Walter Industries, Inc.	8,121	1,038,189
Westmoreland Coal Co. (a)	2,072	24,740

		6,554,086

Mobile Telecommunications — 1.0%
Atlantic Tele-Network, Inc.	1,438	55,133
Crown Castle International Corp. (a)	37,774	1,655,635
Globalstar, Inc. (a)	10,355	15,015
Leap Wireless International, Inc. (a)	9,651	118,321
NII Holdings, Inc. (a)	25,343	1,131,818
NTELOS Holdings Corp.	5,300	100,965
ORBCOMM, Inc. (a)	8,279	21,443
SBA Communications Corp., Class A (a)(b)	17,700	724,638
Shenandoah Telecom Co.	3,386	63,420
Telephone & Data Systems, Inc.	11,384	416,085
Telephone & Data Systems, Inc., Special Shares	2,900	91,408
U.S. Cellular Corp. (a)	2,347	117,209
USA Mobility, Inc.	4,838	85,971

		4,597,061

Nonlife Insurance — 3.6%
21st Century Holding Co.	2,379	7,613
Affirmative Insurance Holdings, Inc. (a)	3,097	8,269
Alleghany Corp. (a)	1,131	346,504
Allied World Assurance Co. Holdings, Ltd.	6,768	402,290
American Financial Group, Inc.	11,930	385,220
American National Insurance Co.	2,222	190,248
American Safety Insurance Holdings Ltd. (a)	2,491	53,258
AmTrust Financial Services, Inc.	4,300	75,250
Arch Capital Group Ltd. (a)	7,539	663,809
Argo Group International Holdings Ltd.	4,739	177,475
Arthur J. Gallagher & Co.	16,184	470,631
Aspen Insurance Holdings Ltd.	11,003	314,906
Assured Guaranty Ltd.	25,741	455,616
Axis Capital Holdings Ltd.	18,191	652,693

Common Stocks	Shares	Value

Nonlife Insurance (continued)
Baldwin & Lyons, Inc., Class B	1,328	$31,248
Brown & Brown, Inc.	17,621	421,847
CNA Financial Corp. (a)	4,437	120,021
CNA Surety Corp. (a)	2,435	57,661
Donegal Group, Inc., Class A	1,858	26,904
EMC Insurance Group, Inc.	1,100	24,904
Eastern Insurance Holdings, Inc.	1,900	22,629
Endurance Specialty Holdings Ltd.	7,000	322,490
Enstar Group Ltd. (a)	1,551	131,184
Erie Indemnity Co., Class A	4,388	287,282
Everest Re Group Ltd.	8,032	681,274
FPIC Insurance Group, Inc. (a)	1,974	72,959
First Acceptance Corp. (a)	1,327	2,362
First American Financial Corp.	16,282	243,253
First Mercury Financial Corp.	2,400	39,360
Flagstone Reinsurance Holdings SA	5,478	69,023
Global Indemnity Plc (a)	2,282	46,667
Greenlight Capital Re Ltd. (a)	4,576	122,682
HCC Insurance Holdings, Inc.	17,481	505,900
The Hanover Insurance Group, Inc.	6,700	313,024
Harleysville Group, Inc.	1,760	64,662
Hilltop Holdings, Inc. (a)	6,312	62,615
Horace Mann Educators Corp.	5,821	105,011
Infinity Property & Casualty Corp.	1,908	117,914
InsWeb Corp. (a)	1,092	8,998
Life Partners Holdings, Inc.	1,831	35,027
MBIA, Inc. (a)	23,996	287,712
Maiden Holdings Ltd.	9,449	74,269
Markel Corp. (a)	1,515	572,867
Meadowbrook Insurance Group, Inc.	8,118	83,209
Mercer Insurance Group, Inc.	1,400	39,186
Mercury General Corp.	4,005	172,255
Montpelier Re Holdings Ltd.	10,605	211,464
National Interstate Corp.	1,050	22,470
National Security Group, Inc.	120	1,370
Navigators Group, Inc. (a)	1,813	91,284
Old Republic International Corp.	36,420	496,405
OneBeacon Insurance Group Ltd.	4,600	69,736
PartnerRe Ltd.	10,771	865,450
Platinum Underwriters Holdings Ltd.	6,636	298,421
ProAssurance Corp. (a)	4,811	291,547
RLI Corp.	2,580	135,631
Reinsurance Group of America, Inc.	11,194	601,230
RenaissanceRe Holdings Ltd.	8,315	529,582
Safety Insurance Group, Inc.	2,241	106,604
SeaBright Holdings, Inc.	4,700	43,334
Selective Insurance Group, Inc.	7,659	139,011
State Auto Financial Corp.	1,824	31,774
Tower Group, Inc.	6,270	160,387
Transatlantic Holdings, Inc.	9,761	503,863
Unico American Corp.	300	2,742
United Fire & Casualty Co.	3,333	74,392
Unitrin, Inc.	6,710	164,663
Universal Insurance Holdings, Inc.	6,100	29,707
Validus Holdings Ltd.	13,196	403,929
W.R. Berkley Corp.	19,727	540,125
Wesco Financial Corp.	224	82,524

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	17

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Nonlife Insurance (concluded)
White Mountains Insurance Group, Inc.	1,056	$354,394

		15,622,220

Oil & Gas Producers — 3.8%
ATP Oil & Gas Corp. (a)(b)	7,009	117,331
Abraxas Petroleum Corp. (a)	12,187	55,695
Adams Resources & Energy, Inc.	800	19,320
Alon USA Energy, Inc.	2,109	12,612
Apache Corp.	1	107
Apco Oil and Gas International, Inc.	1,483	85,272
Approach Resources, Inc. (a)	3,273	75,606
Atlas Energy, Inc. (a)	12,340	542,590
BPZ Resources, Inc. (a)(b)	17,741	84,447
Barnwell Industries, Inc. (a)	2,673	9,783
Berry Petroleum Co., Class A	7,268	317,612
Bill Barrett Corp. (a)	6,357	261,463
Brigham Exploration Co. (a)	17,935	488,549
CREDO Petroleum Corp. (a)	1,700	13,770
CVR Energy, Inc. (a)	10,010	151,952
Callon Petroleum Co. (a)	5,290	31,317
Carrizo Oil & Gas, Inc. (a)	5,282	182,176
Cheniere Energy, Inc. (a)	10,097	55,735
Cimarex Energy Co.	12,847	1,137,345
Clayton Williams Energy, Inc. (a)	1,500	125,955
Cobalt International Energy, Inc. (a)	16,418	200,464
Comstock Resources, Inc. (a)	7,135	175,236
Concho Resources, Inc. (a)	14,399	1,262,360
Contango Oil & Gas Co. (a)	2,114	122,464
Continental Resources, Inc. (a)	4,866	286,364
Delek US Holdings, Inc.	2,063	15,019
Delta Petroleum Corp. (a)(b)	24,435	18,571
Double Eagle Pete & Mining Co. (a)	4,983	24,467
EXCO Resources, Inc.	26,420	513,076
Endeavour International Corp. (a)	4,280	59,064
Energen Corp.	11,137	537,472
FX Energy, Inc. (a)	7,321	45,024
Forest Oil Corp. (a)	17,311	657,299
Frontier Oil Corp.	15,866	285,747
GMX Resources Inc. (a)	4,923	27,175
Gasco Energy, Inc. (a)	5,700	2,001
GeoMet, Inc. (a)	7,532	8,662
GeoPetro Resources Co. (a)	9,626	4,235
GeoResources, Inc. (a)	2,059	45,730
Goodrich Petroleum Corp. (a)	4,335	76,469
Gulfport Energy Corp. (a)	4,577	99,092
Harvest Natural Resources, Inc. (a)	6,264	76,233
Holly Corp.	6,842	278,948
Houston American Energy Corp.	3,014	54,523
Magnum Hunter Resources Corp. (a)	11,232	80,870
McMoRan Exploration Co. (a)	13,522	231,767
Northern Oil And Gas, Inc. (a)	8,602	234,060
Oasis Petroleum, Inc. (a)	6,630	179,806
Panhandle Oil & Gas, Inc.	1,361	37,319
Penn Virginia Corp.	7,043	118,463
PetroHawk Energy Corp. (a)	46,196	843,077
Petroleum Development Corp. (a)	3,590	151,534
Petroquest Energy, Inc. (a)	9,087	68,425
Plains Exploration & Production Co. (a)	21,474	690,174
PostRock Energy Corp. (a)	3,489	12,700
Quicksilver Resources, Inc. (a)	18,732	276,110

Common Stocks	Shares	Value

Oil & Gas Producers (concluded)
Ram Energy Resources, Inc. (a)	11,209	$20,625
Resolute Energy Corp. (a)	7,217	106,523
Rex Energy Corp. (a)	5,500	75,075
Rosetta Resources, Inc. (a)	8,328	313,466
SM Energy Co.	9,647	568,498
SandRidge Energy, Inc. (a)	57,992	424,501
Southern Union Co.	17,829	429,144
Stone Energy Corp. (a)	6,665	148,563
Swift Energy Co. (a)	6,447	252,400
Syntroleum Corp. (a)	13,115	24,263
Toreador Resources Corp. (a)	4,100	63,632
Tri-Valley Corp. (a)	9,954	5,674
Ultra Petroleum Corp. (a)	23,259	1,111,082
Vaalco Energy, Inc. (a)	9,028	64,640
Venoco, Inc. (a)	3,535	65,221
W&T Offshore, Inc.	5,761	102,949
Warren Resources, Inc. (a)	14,327	64,758
Western Refining, Inc. (a)(b)	8,447	89,369
Whiting Petroleum Corp. (a)	8,969	1,051,077
Zion Oil & Gas, Inc. (a)(b)	5,892	28,164

		16,578,261

Oil Equipment, Services & Distribution — 2.3%
Allis-Chalmers Energy, Inc. (a)	6,840	48,496
Atwood Oceanics, Inc. (a)	8,584	320,784
Basic Energy Services, Inc. (a)	3,931	64,783
Bolt Technology Corp. (a)	1,754	23,100
Brenham Oil & Gas, Inc. (a)	5,673	340
Bristow Group, Inc. (a)	5,201	246,267
Bronco Drilling Co., Inc. (a)	5,601	44,808
CARBO Ceramics, Inc.	3,031	313,830
Cal Dive International, Inc. (a)	14,409	81,699
Chart Industries, Inc. (a)	4,700	158,766
Complete Production Services, Inc. (a)	11,255	332,585
Crosstex Energy, Inc.	8,100	71,766
Dawson Geophysical Co. (a)	1,775	56,622
Dresser-Rand Group, Inc. (a)	12,635	538,125
Dril-Quip, Inc. (a)	4,729	367,538
Exterran Holdings, Inc. (a)	9,638	230,830
Flotek Industries, Inc. (a)	6,917	37,698
Geokinetics, Inc. (a)	2,234	20,754
Global Industries Ltd. (a)	16,621	115,184
Gulf Island Fabrication, Inc.	1,919	54,077
Gulfmark Offshore, Inc., Class A (a)	4,024	122,330
Helix Energy Solutions Group, Inc. (a)	16,167	196,267
Hercules Offshore, Inc. (a)	18,700	64,702
Hornbeck Offshore Services, Inc. (a)	3,831	79,991
ION Geophysical Corp. (a)	18,147	153,887
Key Energy Services, Inc. (a)	21,718	281,900
Lufkin Industries, Inc.	4,488	280,006
Matrix Service Co. (a)	5,200	63,336
Mitcham Industries, Inc. (a)	1,700	19,635
NGAS Resources, Inc. (a)	4,700	2,632
Natural Gas Services Group (a)	2,200	41,602
Newpark Resources, Inc. (a)	13,975	86,086
OGE Energy Corp.	14,923	679,593
OYO Geospace Corp. (a)	887	87,911
Oceaneering International, Inc. (a)	8,287	610,172
Oil States International, Inc. (a)	7,706	493,878

See Notes to Financial Statements.

18	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil Equipment, Services & Distribution (concluded)
PHI, Inc. (a)	2,212	$41,674
Parker Drilling Co. (a)	17,628	80,560
Patterson-UTI Energy, Inc.	23,536	507,201
Pioneer Drilling Co. (a)	8,005	70,524
Pride International, Inc. (a)	24,333	802,989
RPC, Inc.	7,541	136,643
SEACOR Holdings, Inc.	3,235	327,026
Seahawk Drilling, Inc. (a)	2,394	21,426
SemGroup Corp. (a)	5,500	149,435
Sulphco, Inc. (a)	12,700	2,160
Superior Energy Services, Inc. (a)	12,064	422,119
T-3 Energy Services, Inc. (a)	2,200	87,626
Tesco Corp. (a)	4,943	78,495
Tetra Technologies, Inc. (a)	11,690	138,760
Tidewater, Inc.	7,843	422,267
Union Drilling, Inc. (a)	2,700	19,656
Unit Corp. (a)	7,274	338,096

		10,038,637

Personal Goods — 1.5%
Alberto-Culver Co.	13,338	494,039
American Apparel, Inc. (a)	4,944	8,207
Carter’s, Inc. (a)	9,092	268,305
Charles & Colvard Ltd. (a)	4,480	13,530
Cherokee, Inc.	2,245	42,228
Columbia Sportswear Co.	2,116	127,595
Crocs, Inc. (a)	13,274	227,251
Culp, Inc. (a)	2,100	21,756
Deckers Outdoor Corp. (a)	5,912	471,423
Elizabeth Arden, Inc. (a)	4,500	103,545
Fossil, Inc. (a)	7,216	508,584
G-III Apparel Group, Ltd. (a)	2,447	86,012
Hanesbrands, Inc. (a)	14,485	367,919
Heelys, Inc. (a)	3,956	12,026
Helen of Troy Ltd. (a)	4,500	133,830
Iconix Brand Group, Inc. (a)	11,086	214,071
Inter Parfums, Inc.	2,450	46,182
Joe’s Jeans, Inc. (a)	11,900	18,564
The Jones Group, Inc.	13,249	205,889
K-Swiss, Inc., Class A (a)	3,982	49,656
Kenneth Cole Productions, Inc., Class A (a)	2,039	25,467
Lacrosse Footwear, Inc.	718	11,775
Lakeland Industries, Inc. (a)	1,210	10,587
Liz Claiborne, Inc. (a)(b)	14,641	104,830
Maidenform Brands, Inc. (a)	3,580	85,097
Movado Group, Inc. (a)	2,790	45,031
Nu Skin Enterprises, Inc., Class A	8,442	255,455
Orchids Paper Products Co. (a)	1,900	23,256
Oxford Industries, Inc.	2,123	54,370
Parlux Fragrances, Inc. (a)	3,918	11,519
Perry Ellis International, Inc. (a)	2,219	60,956
Phillips-Van Heusen Corp.	9,332	588,009
Phoenix Footwear Group, Inc. (a)	1,000	370
Physicians Formula Holdings, Inc. (a)	3,138	11,799
Quiksilver, Inc. (a)	20,558	104,229
Revlon, Inc., Class A (a)	2,493	24,531
Rocky Brands, Inc. (a)	1,000	10,040
Skechers U.S.A., Inc., Class A (a)	5,187	103,740
Steven Madden Ltd. (a)	4,050	168,966
Superior Uniform Group, Inc.	1,500	16,500

Common Stocks	Shares	Value

Personal Goods (concluded)
Tandy Brands Accessories, Inc. (a)	1,401	$3,979
Timberland Co., Class A (a)	6,601	162,319
True Religion Apparel, Inc. (a)	4,200	93,492
Under Armour, Inc., Class A (a)(b)	5,844	320,485
Unifi Inc. (a)	2,471	41,828
Volcom, Inc.	2,569	48,477
The Warnaco Group, Inc. (a)	6,771	372,879
Weyco Group, Inc.	1,163	28,482
Wolverine World Wide, Inc.	7,221	230,205

		6,439,285

Pharmaceuticals & Biotechnology — 4.4%
AMAG Pharmaceuticals, Inc. (a)	3,389	61,341
ARCA Biopharma, Inc. (a)	2,871	9,101
ARYx Therapeutics, Inc. (a)	2,900	783
AVI BioPharma, Inc. (a)	19,500	41,340
Aastrom Biosciences, Inc. (a)	7,528	19,272
Acadia Pharmaceuticals, Inc. (a)	4,500	5,355
Achillion Pharmaceuticals, Inc. (a)	9,800	40,670
Acorda Therapeutics, Inc. (a)	6,495	177,054
Acura Pharmaceuticals, Inc. (a)(b)	3,892	12,883
Adolor Corp. (a)	14,836	17,952
Affymax, Inc. (a)	3,829	25,463
Affymetrix, Inc. (a)	10,960	55,129
Akorn, Inc. (a)	10,246	62,193
Albany Molecular Research, Inc. (a)	3,531	19,844
Alexion Pharmaceuticals, Inc. (a)	13,790	1,110,785
Alexza Pharmaceuticals, Inc. (a)	11,241	14,051
Alkermes, Inc. (a)	14,652	179,927
Allos Therapeutics, Inc. (a)	13,000	59,930
Alnylam Pharmaceuticals, Inc. (a)	5,777	56,961
Amicus Therapeutics, Inc. (a)	3,605	16,619
Amylin Pharmaceuticals, Inc. (a)	20,124	296,024
Anadys Pharmaceuticals, Inc. (a)	15,079	21,412
Antigenics, Inc. (a)	12,100	12,100
Ardea Biosciences, Inc. (a)	2,137	55,562
Arena Pharmaceuticals, Inc. (a)(b)	20,340	34,985
Ariad Pharmaceuticals, Inc. (a)	20,397	104,025
Arqule, Inc. (a)	5,667	33,265
Array Biopharma, Inc. (a)	10,600	31,694
AspenBio Pharma, Inc. (a)	1,794	1,083
Auxilium Pharmaceuticals, Inc. (a)	7,329	154,642
Avanir Pharmaceuticals, Inc. (a)	15,050	61,404
BioCryst Pharmaceuticals, Inc. (a)	4,948	25,581
Biodel, Inc. (a)(b)	5,189	9,496
BioMarin Pharmaceuticals, Inc. (a)	15,767	424,605
BioMimetic Therapeutics, Inc. (a)	3,618	45,949
Biosante Pharmaceuticals, Inc. (a)	13,683	22,440
CPEX Pharmaceuticals, Inc. (a)	391	9,290
Cadence Pharmaceuticals, Inc. (a)(b)	6,193	46,757
Caliper Life Sciences, Inc. (a)	7,548	47,854
Capstone Therapeutics Corp. (a)	4,100	2,378
Caraco Pharmaceutical Laboratories Ltd. (a)	1,992	9,044
Cel-Sci Corp. (a)	23,000	18,920
Celera Corp. (a)	12,950	81,585
Cell Therapeutics, Inc. (a)	79,042	28,850
Celldex Therapeutics, Inc. (a)	7,466	30,760
Cerus Corp. (a)(b)	10,900	26,814
Charles River Laboratories International, Inc. (a)	10,247	364,178

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	19

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Chelsea Therapeutics International, Inc. (a)	7,185	$53,888
Columbia Laboratories, Inc. (a)	15,433	35,033
Cubist Pharmaceuticals, Inc. (a)	9,107	194,890
Cumberland Pharmaceuticals, Inc. (a)	2,977	17,832
Curis, Inc. (a)	14,000	27,720
Cypress Bioscience, Inc. (a)	7,500	48,600
Cytokinetics, Inc. (a)	9,054	18,923
Cytori Therapeutics, Inc. (a)	6,949	36,065
CytRx Corp. (a)	24,700	24,947
Dendreon Corp. (a)	22,070	770,684
Depomed, Inc. (a)	7,843	49,882
Discovery Laboratories Inc. (a)	1,767	5,883
Durect Corp. (a)	12,262	42,304
Dusa Pharmaceuticals, Inc. (a)	7,564	18,532
Dyax Corp. (a)	17,671	37,816
Dynavax Technologies Corp. (a)	16,957	54,262
Emergent Biosolutions, Inc. (a)	3,515	82,462
Endo Pharmaceuticals Holdings, Inc. (a)	15,853	566,111
Entremed, Inc. (a)	2,859	14,552
Enzo Biochem, Inc. (a)	6,317	33,354
Enzon Pharmaceuticals, Inc. (a)	8,601	104,674
EpiCept Corp. (a)	4,465	3,706
Exact Sciences Corp. (a)	7,400	44,252
Exelixis, Inc. (a)	17,199	141,204
Furiex Pharmaceuticals, Inc. (a)	1,606	23,207
GTx, Inc. (a)	4,544	12,042
Gen-Probe, Inc. (a)	7,455	434,999
General Liquidating Trust Certificates (a)	566	—
Genomic Health, Inc. (a)	2,680	57,326
GenVec, Inc. (a)	21,538	12,061
Geron Corp. (a)	16,456	85,078
Halozyme Therapeutics, Inc. (a)	13,295	105,296
Harvard Bioscience, Inc. (a)	5,782	23,648
Hemispherx Biopharma, Inc. (a)	9,683	4,751
Hi-Tech Pharmacal Co., Inc. (a)	1,706	42,565
Human Genome Sciences, Inc. (a)	28,747	686,766
Idenix Pharmaceuticals, Inc. (a)	7,197	36,273
Idera Pharmaceuticals, Inc. (a)	6,595	18,928
Illumina, Inc. (a)(b)	19,002	1,203,587
ImmunoGen, Inc. (a)	10,693	99,017
Immunomedics, Inc. (a)	13,200	47,256
Impax Laboratories, Inc. (a)	9,630	193,659
Incyte Corp. (a)	17,563	290,843
Infinity Pharmaceuticals, Inc. (a)	3,457	20,500
Inovio Pharmaceuticals Inc. (a)	16,169	18,594
Insmed, Inc. (a)	13,600	8,579
Inspire Pharmaceuticals, Inc. (a)	9,377	78,767
InterMune, Inc. (a)	7,266	264,482
Ironwood Pharmaceuticals, Inc. (a)	7,438	76,983
Isis Pharmaceuticals, Inc. (a)	14,670	148,460
Ista Pharmaceuticals, Inc. (a)	5,300	27,189
Jazz Pharmaceuticals, Inc. (a)	3,602	70,887
K-V Pharmaceutical Co., Class A (a)	7,109	18,128
Keryx Biopharmaceuticals, Inc. (a)(b)	9,540	43,693
Lexicon Genetics, Inc. (a)	34,769	50,067
Ligand Pharmaceuticals, Inc. (a)	1,929	17,207
Luminex Corp. (a)	6,653	121,617

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
MAP Pharmaceuticals, Inc. (a)	3,015	$50,471
MannKind Corp. (a)(b)	13,294	107,150
Marina Biotech, Inc. (a)(b)	7,456	11,706
Matrixx Initiatives, Inc. (a)	1,716	14,517
Maxygen, Inc.	6,900	27,117
Medicines Co. (a)	8,186	115,668
Medicis Pharmaceutical Corp., Class A	8,834	236,663
Medivation, Inc. (a)	5,579	84,633
Micromet, Inc. (a)	14,305	116,157
Momenta Pharmaceuticals, Inc. (a)	6,358	95,179
Myrexis Inc. (a)	6,400	26,624
Myriad Genetics, Inc. (a)	14,399	328,873
NPS Pharmaceuticals, Inc. (a)	10,942	86,442
Nabi Biopharmaceuticals (a)	7,267	42,076
Nektar Therapeutics (a)	14,588	187,456
Neurocrine Biosciences, Inc. (a)	8,569	65,467
Nile Therapeutics, Inc. (a)	4,900	2,989
Novavax, Inc. (a)	15,529	37,735
Obagi Medical Products, Inc. (a)	2,962	34,211
OncoGenex Pharmaceutical, Inc. (a)	1,584	26,595
Onyx Pharmaceuticals, Inc. (a)	9,541	351,777
Opko Health, Inc. (a)	19,923	73,117
Optimer Pharmaceuticals, Inc. (a)	5,712	64,603
Orchid Cellmark, Inc. (a)	5,640	10,942
Orexigen Therapeutics, Inc. (a)	6,188	49,999
Osiris Therapeutics, Inc. (a)	3,351	26,104
OxiGene, Inc. (a)	2,000	456
PDL BioPharma, Inc.	22,240	138,555
Pain Therapeutics, Inc.	5,470	36,923
Palatin Technologies, Inc. (a)	5,441	7,345
Par Pharmaceutical Cos., Inc. (a)	5,283	203,448
Peregrine Pharmaceuticals, Inc. (a)	11,436	26,303
Perrigo Co.	12,895	816,640
Pharmacyclics, Inc. (a)	7,179	43,648
Pharmasset, Inc. (a)	4,315	187,314
Poniard Pharmaceuticals, Inc. (a)	933	485
Pozen, Inc. (a)	4,882	32,465
Prestige Brands Holdings, Inc. (a)	7,756	92,684
Progenics Pharmaceuticals, Inc. (a)	4,920	26,863
Questcor Pharmaceuticals, Inc. (a)	8,460	124,616
Raptor Pharmaceutical Corp. (a)	6,505	23,743
Regeneron Pharmaceuticals, Inc. (a)	10,586	347,538
Repligen Corp. (a)	8,213	38,519
Repros Therapeutics Inc. (a)	4,587	13,945
Rexahn Pharmaceuticals, Inc. (a)	14,643	16,547
Rigel Pharmaceuticals, Inc. (a)	8,255	62,160
RXi Pharmaceuticals Corp. (a)	3,751	9,678
SIGA Technologies, Inc. (a)	5,935	83,090
Salix Pharmaceuticals Ltd. (a)	7,828	367,603
Sangamo Biosciences, Inc. (a)(b)	7,446	49,441
Santarus, Inc. (a)	9,200	30,084
Savient Pharmaceuticals, Inc. (a)	10,580	117,861
Sciclone Pharmaceuticals, Inc. (a)	8,816	36,851
Seattle Genetics, Inc. (a)	12,723	190,209
Sequenom, Inc. (a)	11,827	94,853
Somaxon Pharmaceuticals, Inc. (a)	6,220	19,593
Spectrum Pharmaceuticals, Inc. (a)	8,594	59,041
StemCells, Inc. (a)	22,301	24,085
Strategic Diagnostics, Inc. (a)	5,000	8,950

See Notes to Financial Statements.

20	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (concluded)
Sucampo Pharmaceuticals, Inc., Class A (a)	900	$3,456
SuperGen, Inc. (a)	8,528	22,343
Synta Pharmaceuticals Corp. (a)	4,762	29,143
Talecris Biotherapeutics Holdings Corp. (a)	9,633	224,449
Targacept, Inc. (a)	3,813	101,045
Techne Corp.	5,894	387,059
Telik, Inc. (a)	8,430	6,407
Theravance, Inc. (a)	9,609	240,898
Threshold Pharmaceuticals, Inc. (a)	7,650	10,328
Transcept Pharmaceuticals, Inc. (a)	1,360	10,064
Trimeris, Inc. (a)	6,486	16,020
United Therapeutics Corp. (a)	8,004	506,013
Vanda Pharmaceuticals, Inc. (a)	4,597	43,488
Vertex Pharmaceuticals, Inc. (a)	30,943	1,083,933
Vical, Inc. (a)	12,683	25,620
ViroPharma, Inc. (a)	11,862	205,450
Vivus, Inc. (a)(b)	12,586	117,931
XOMA Ltd. (a)	4,226	21,679
Xenoport, Inc. (a)	4,971	42,353

		19,460,867

Real Estate Investment & Services — 0.6%
American Realty Investors, Inc. (a)	500	3,975
Avatar Holdings, Inc. (a)	1,422	28,184
Brookfield Properties Corp.	39,558	693,452
Consolidated-Tomoka Land Co.	1,013	29,276
Forest City Enterprises, Inc., Class A (a)	18,737	312,721
Forestar Group, Inc. (a)	5,504	106,227
Grubb & Ellis Co. (a)	12,319	15,645
HFF, Inc., Class A (a)	4,787	46,243
The Howard Hughes Corp. (a)	5,743	312,534
Jones Lang LaSalle, Inc.	6,445	540,864
LoopNet, Inc. (a)	4,845	53,828
Market Leader, Inc. (a)	2,578	4,537
Maui Land & Pineapple Co., Inc. (a)	4,767	23,740
Move, Inc. (a)	26,088	67,046
Reis, Inc. (a)	2,000	14,000
The St. Joe Co. (a)	14,131	308,762
Stratus Properties, Inc. (a)	353	3,202
Tejon Ranch Co. (a)	2,462	67,828
Thomas Properties Group, Inc.	6,170	26,037
Transcontinental Realty Investors, Inc. (a)	393	2,637
ZipRealty, Inc. (a)	4,353	11,318

		2,672,056

Real Estate Investment Trusts (REITs) — 7.1%
AMB Property Corp.	25,500	808,605
ARMOUR Residential REIT, Inc.	2,908	22,711
Acadia Realty Trust	6,161	112,377
Agree Realty Corp.	2,200	57,618
Alexander’s, Inc.	551	227,166
Alexandria Real Estate Equities, Inc. (c)	8,400	615,384
American Campus Communities, Inc.	10,143	322,142

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
American Capital Agency Corp.	8,010	$230,207
Annaly Capital Management, Inc.	93,916	1,682,975
Anworth Mortgage Asset Corp.	17,800	124,600
Apollo Commercial Real Estate Finance, Inc.	3,402	55,623
Arbor Realty Trust, Inc. (a)	4,611	27,482
Arlington Asset Investment Corp.	1,120	26,869
Ashford Hospitality Trust, Inc. (a)	9,606	92,698
Associated Estates Realty Corp.	6,832	104,461
BRE Properties	9,726	423,081
BRT Realty Trust (a)	2,375	17,076
BioMed Realty Trust, Inc.	19,708	367,554
Brandywine Realty Trust	20,458	238,336
CBL & Associates Properties, Inc.	21,247	371,822
Camden Property Trust	10,414	562,148
Capital Trust, Inc. (a)	8,480	13,144
CapLease, Inc.	9,789	56,972
Capstead Mortgage Corp.	10,600	133,454
Cedar Shopping Centers, Inc.	8,190	51,515
Chatham Lodging Trust	1,731	29,860
Chesapeake Lodging Trust	3,207	60,324
Chimera Investment Corp.	154,537	635,147
Cogdell Spencer, Inc.	8,658	50,216
Colonial Properties Trust	11,720	211,546
Colony Financial, Inc.	2,800	56,056
CommonWealth REIT	10,538	268,824
Corporate Office Properties Trust	8,947	312,698
Cousins Properties, Inc.	13,877	115,732
Cypress Sharpridge Investments, Inc.	6,869	88,679
DCT Industrial Trust, Inc.	31,263	166,007
Developers Diversified Realty Corp.	29,733	418,938
DiamondRock Hospitality Co.	23,390	280,680
Digital Realty Trust, Inc.	13,866	714,654
Douglas Emmett, Inc.	18,550	307,930
Duke Realty Corp.	38,656	481,654
Dupont Fabros Technology, Inc.	9,020	191,855
Eastgroup Properties, Inc.	5,052	213,801
Education Realty Trust, Inc.	11,390	88,500
Entertainment Properties Trust	7,039	325,554
Equity Lifestyle Properties, Inc.	4,739	265,052
Equity One, Inc.	7,810	141,986
Essex Property Trust, Inc.	4,748	542,317
Extra Space Storage, Inc.	13,004	226,270
Federal Realty Investment Trust	9,284	723,502
FelCor Lodging Trust, Inc. (a)	15,464	108,867
First Industrial Realty Trust, Inc. (a)	9,143	80,093
First Potomac Realty Trust	7,482	125,847
Franklin Street Properties Corp.	10,294	146,689
General Growth Properties Inc.	58,774	909,821
Getty Realty Corp.	3,366	105,288
Gladstone Commercial Corp.	3,000	56,490
Glimcher Realty Trust	13,684	114,946
Government Properties Income Trust	4,130	110,643
Gramercy Capital Corp. (a)	9,039	20,880
Hatteras Financial Corp.	6,887	208,469
Healthcare Realty Trust, Inc.	9,630	203,867
Hersha Hospitality Trust	23,451	154,777
Highwoods Properties, Inc.	9,950	316,907
Home Properties, Inc.	5,651	313,574
Hospitality Properties Trust	18,904	435,548

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	21

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Inland Real Estate Corp.	11,042	$97,170
InvesCo. Mortgage Capital, Inc.	5,920	129,293
Investors Real Estate Trust	12,068	108,250
iStar Financial, Inc. (a)	15,323	119,826
Kilroy Realty Corp.	7,874	287,165
Kite Realty Group Trust	9,323	50,437
LTC Properties, Inc.	3,469	97,410
LTC-Amerivest Liquidating Trust (a)	4,400	—
LaSalle Hotel Properties	11,223	296,287
Lexington Corporate Properties Trust	15,976	127,009
Liberty Property Trust	17,139	547,077
MFA Financial, Inc.	41,079	335,205
MPG Office Trust, Inc. (a)	8,442	23,215
The Macerich Co.	19,711	933,710
Mack-Cali Realty Corp.	12,056	398,571
Medical Properties Trust, Inc.	16,996	184,067
Mid-America Apartment Communities, Inc.	4,906	311,482
Mission West Properties, Inc.	5,252	35,136
Monmouth Real Estate Investment Corp., Class A	6,574	55,879
National Health Investors, Inc.	3,431	154,464
National Retail Properties, Inc.	12,207	323,485
Nationwide Health Properties, Inc.	20,395	741,970
New York Mortgage Trust, Inc.	3,300	22,968
NorthStar Realty Finance Corp.	12,123	57,584
Omega Healthcare Investors, Inc.	14,746	330,900
One Liberty Properties, Inc.	1,573	26,269
PMC Commercial Trust	3,677	31,181
PS Business Parks, Inc.	2,863	159,526
Parkway Properties, Inc.	3,437	60,216
Pebblebrook Hotel Trust	6,106	124,074
Pennsylvania Real Estate Investment Trust	8,736	126,934
PennyMac Mortgage Investment Trust (d)	2,935	53,270
Piedmont Office Realty Trust, Inc.	19,951	401,813
Post Properties, Inc.	7,294	264,772
Potlatch Corp.	5,941	193,380
RAIT Investment Trust (a)	16,222	35,526
Ramco-Gershenson Properties Trust	5,863	72,994
Rayonier, Inc.	12,092	635,072
Realty Income Corp.	17,662	604,040
Redwood Trust, Inc.	11,000	164,230
Regency Centers Corp.	12,405	523,987
Resource Capital Corp.	9,343	68,951
Roberts Realty Investors, Inc. (a)	1,339	1,915
SL Green Realty Corp.	11,852	800,128
Sabra Healthcare REIT Inc.	10,865	199,916
Saul Centers, Inc.	1,300	61,555
Senior Housing Properties Trust	19,260	422,564
Sovran Self Storage, Inc.	4,047	148,970
Starwood Property Trust, Inc.	7,164	153,883
Strategic Hotel Capital, Inc. (a)	24,044	127,193
Sun Communities, Inc.	3,600	119,916
Sunstone Hotel Investors, Inc. (a)	18,183	187,830
Supertel Hospitality, Inc. (a)	7,277	11,498
Tanger Factory Outlet Centers, Inc.	6,032	308,778
Taubman Centers, Inc.	8,658	437,056
Terreno Realty Corp. (a)	2,300	41,239

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
U-Store-It Trust	12,564	$119,735
UDR, Inc.	27,864	655,361
UMH Properties, Inc.	2,648	27,010
Universal Health Realty Income Trust	1,541	56,293
Urstadt Biddle Properties, Inc.	1,300	21,593
Urstadt Biddle Properties, Inc., Class A	2,291	44,560
Walter Investment Management Corp.	4,071	73,034
Washington Real Estate Investment Trust	9,537	295,552
Weingarten Realty Investors	18,190	432,194
Winthrop Realty Trust	4,248	54,332

		31,193,408

Software & Computer Services — 4.9%
ACI Worldwide, Inc. (a)	5,287	142,062
AOL, Inc. (a)	16,405	388,963
Accelrys, Inc. (a)	8,965	74,409
Actuate Corp. (a)	8,953	51,032
Advent Software, Inc. (a)	2,516	145,727
Allscripts Healthcare Solutions, Inc. (a)	28,612	551,353
American Software, Class A	4,300	29,111
Analysts International Corp. (a)	2,328	5,634
Answers Corp. (a)	1,999	15,512
Ansys, Inc. (a)	13,861	721,742
Ariba, Inc. (a)	13,783	323,763
Art Technology Group, Inc. (a)	24,832	148,495
Aspen Technology, Inc. (a)	12,739	161,785
athenahealth, Inc. (a)(b)	5,360	219,653
Atrinsic, Inc. (a)	1,824	4,833
Authentidate Holding Corp. (a)	2,000	890
BSQUARE Corp. (a)	2,557	22,374
BigBand Networks, Inc. (a)	11,400	31,920
Blackbaud, Inc.	6,735	174,436
Blackboard, Inc. (a)	5,377	222,070
Bottomline Technologies, Inc. (a)	5,072	110,113
CACI International, Inc., Class A (a)	4,561	243,557
CSG Systems International, Inc. (a)	5,665	107,295
Cadence Design Systems, Inc. (a)	41,658	344,095
Callidus Software, Inc. (a)	5,675	28,602
Ciber, Inc. (a)	9,187	42,995
Clearwire Corp., Class A (a)(b)	16,009	82,446
Cogent Communications Group, Inc. (a)	7,462	105,513
CommVault Systems, Inc. (a)	6,293	180,106
Computer Programs & Systems, Inc.	2,100	98,364
Concur Technologies, Inc. (a)	6,935	360,135
DST Systems, Inc.	5,800	257,230
DealerTrack Holdings, Inc. (a)	6,250	125,437
Delrek, Inc. (a)	3,816	27,704
DemandTec, Inc. (a)	4,496	48,737
Digimarc Corp. (a)	1,700	51,017
Digital River, Inc. (a)	6,156	211,890
Dynamics Research Corp. (a)	1,619	21,695
EPIQ Systems, Inc.	5,126	70,380
EarthLink, Inc.	16,900	145,340
Ebix, Inc. (a)(b)	5,007	118,516

See Notes to Financial Statements.

[22]	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software & Computer Services (continued)
Epicor Software Corp. (a)	7,969	$80,487
Equinix, Inc. (a)	6,968	566,220
Evolve Software, Inc. (a)	2	—
Evolving Systems, Inc.	1,600	13,312
Fair Isaac Corp.	6,451	150,760
FalconStor Software, Inc. (a)	5,800	19,430
Forrester Research, Inc.	2,247	79,297
Fortinet, Inc. (a)	6,845	221,436
GSE Systems, Inc. (a)	4,780	17,304
Gartner, Inc., Class A (a)	11,525	382,630
Guidance Software, Inc. (a)	3,000	21,570
The Hackett Group, Inc. (a)	7,300	25,623
IAC/InterActiveCorp. (a)	12,808	367,590
iGate Corp.	4,367	86,074
Imergent, Inc.	2,996	13,452
Immersion Corp. (a)	4,800	32,208
Informatica Corp. (a)	14,092	620,471
Infospace, Inc. (a)	6,140	50,962
Innodata Corp. (a)	6,276	17,887
Interactive Intelligence, Inc. (a)	2,100	54,936
Internap Network Services Corp. (a)	9,610	58,429
Internet Capital Group, Inc. (a)	5,937	84,424
Ipass, Inc.	11,801	14,751
j2 Global Communications, Inc. (a)	7,103	205,632
JDA Software Group, Inc. (a)	6,463	180,964
KIT Digital, Inc. (a)	4,807	77,104
Kenexa Corp. (a)	3,655	79,642
Keynote Systems, Inc.	3,315	48,465
Lawson Software, Inc. (a)	21,933	202,880
Limelight Networks, Inc. (a)	10,194	59,227
LivePerson, Inc. (a)	7,617	86,072
LogMeIn, Inc. (a)	2,338	103,667
LookSmart, Ltd. (a)	5,060	10,677
Magma Design Automation, Inc. (a)	11,071	55,466
Manhattan Associates, Inc. (a)	4,000	122,160
Mastech Holdings, Inc. (a)	688	2,903
MedAssets, Inc. (a)	7,081	142,965
Medidata Solutions, Inc. (a)	3,800	90,744
Mentor Graphics Corp. (a)	16,954	203,448
Merge Healthcare, Inc. (a)	9,081	33,872
Meru Networks, Inc. (a)	1,836	28,311
MicroStrategy, Inc., Class A (a)	1,490	127,350
Monotype Imaging Holdings, Inc. (a)	3,882	43,090
NCI, Inc., Class A (a)	1,800	41,382
NIC, Inc.	8,466	82,205
NaviSite, Inc. (a)	5,067	18,697
NetScout Systems, Inc. (a)	5,121	117,834
NetSuite, Inc. (a)	4,379	109,475
Nuance Communications, Inc. (a)	37,057	673,696
Openwave Systems, Inc. (a)	13,910	29,489
Opnet Technologies, Inc.	2,697	72,199
PC-Tel, Inc. (a)	3,154	18,924
PDF Solutions, Inc. (a)	4,332	20,880
Parametric Technology Corp. (a)	17,748	399,862
Pegasystems, Inc.	2,743	100,476
Perficient, Inc. (a)	5,129	64,112
Premiere Global Services, Inc. (a)	8,485	57,698
Progress Software Corp. (a)	6,617	280,031
PROS Holdings, Inc. (a)	3,299	37,576
QAD Inc.	1,349	13,409

Common Stocks	Shares	Value

Software & Computer Services (concluded)
QAD Inc.	680	$6,188
QLIK Technologies, Inc. (a)	8,617	222,405
Quality Systems, Inc. (b)	3,142	219,374
Quest Software, Inc. (a)	9,600	266,304
Rackspace Hosting, Inc. (a)	15,989	502,214
Renaissance Learning, Inc.	1,700	20,128
RightNow Technologies, Inc. (a)	3,972	94,017
Rosetta Stone, Inc. (a)	2,275	48,276
Rovi Corp. (a)	15,807	980,192
SAVVIS, Inc. (a)	6,321	161,312
SRA International, Inc., Class A (a)	6,448	131,862
SRS Labs Inc. (a)	2,800	24,668
S1 Corp. (a)	8,433	58,188
Saba Software, Inc. (a)	4,905	30,019
Sapient Corp.	16,371	198,089
Scientific Learning Corp. (a)	5,893	17,915
Selectica, Inc. (a)	570	2,793
Smith Micro Software, Inc. (a)	4,958	78,039
SolarWinds, Inc. (a)	5,144	99,022
Solera Holdings, Inc.	10,646	546,353
Sonic Solutions, Inc. (a)	7,562	113,430
Sourcefire, Inc. (a)	4,677	121,275
SuccessFactors, Inc. (a)	11,193	324,149
Support.com Inc. (a)	7,606	49,287
Synchronoss Technologies, Inc. (a)	3,722	99,415
Synopsys, Inc. (a)	22,801	613,575
Syntel, Inc.	4,011	191,686
TIBCO Software, Inc. (a)	25,475	502,112
Taleo Corp., Class A (a)	6,201	171,458
TeleCommunication Systems, Inc., Class A (a)	7,900	36,893
Terremark Worldwide, Inc. (a)	6,925	89,679
Tyler Technologies, Inc. (a)	5,512	114,429
Ultimate Software Group, Inc. (a)	3,888	189,073
Unisys Corp. (a)	6,047	156,557
United Online, Inc.	14,012	92,479
VMware, Inc. (a)	9,741	866,072
VASCO Data Security International, Inc. (a)	4,500	36,585
VirnetX Holding Corp.	6,266	93,050
Virtusa Corp. (a)	2,700	44,172
Vital Images, Inc. (a)	3,185	44,526
Vocus, Inc. (a)	3,114	86,133
Wave Systems Corp., Class A (a)	13,480	53,111
Web.Com Group, Inc. (a)	5,723	48,359
Websense, Inc. (a)	6,195	125,449
Zanett, Inc. (a)	3,536	4,208
Zix Corp. (a)	11,608	49,566

		21,262,854

Support Services — 4.0%
A.M. Castle & Co. (a)	2,922	53,794
ABM Industries, Inc.	6,287	165,348
AMN Healthcare Services, Inc. (a)	6,193	38,025
AMREP Corp. (a)	500	6,015
APAC Customer Services, Inc. (a)	5,399	32,772
ATG, Inc. (a)	1,100	—
Acacia Research - Acacia Technologies (a)	5,280	136,963
Administaff, Inc.	3,409	99,884
The Advisory Board Co. (a)	2,800	133,364
Alliance Data Systems Corp. (a)(b)	8,122	576,906

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	23

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Support Services (continued)
American Dental Partners, Inc. (a)	2,664	$35,991
American Reprographics Co. (a)	5,394	40,940
Applied Industrial Technologies, Inc.	5,623	182,635
Arcadia Resources, Inc. (a)	18,770	5,650
Barnes Group, Inc.	6,459	133,508
Barrett Business Services, Inc.	800	12,440
Black Box Corp.	2,545	97,448
The Brink’s Co.	6,863	184,477
Broadridge Financial Solutions LLC	17,864	391,758
CBIZ, Inc. (a)	7,427	46,344
CDI Corp.	1,837	34,150
CRA International, Inc. (a)	1,801	42,341
Cardtronics, Inc. (a)	5,386	95,332
Casella Waste Systems, Inc. (a)	5,798	41,108
Cass Information Systems, Inc.	1,246	47,273
Cenveo, Inc. (a)	9,479	50,618
Champion Industries, Inc. (a)	1,641	1,969
Clean Harbors, Inc. (a)	3,506	294,784
Coinstar, Inc. (a)(b)	4,672	263,688
Comfort Systems USA, Inc.	5,840	76,913
Consolidated Graphics, Inc. (a)	1,872	90,661
Convergys Corp. (a)	16,900	222,573
CoreLogic, Inc. (a)	16,511	305,784
Corporate Executive Board Co.	5,500	206,525
Corrections Corp. of America (a)	16,817	421,434
CoStar Group, Inc. (a)	3,187	183,444
Crawford & Co., Class B (a)	4,940	16,796
Cross Country Healthcare, Inc. (a)	4,660	39,470
DXP Enterprises, Inc. (a)	1,600	38,400
Deluxe Corp.	7,986	183,838
Dice Holdings, Inc. (a)	3,654	52,435
DigitalGlobe, Inc. (a)	4,178	132,484
Document Security Systems, Inc. (a)	4,966	26,469
ENGlobal Corp. (a)	3,993	14,854
Emdeon, Inc., Class A (a)	7,120	96,405
EnergySolutions, Inc.	13,759	76,638
Ennis, Inc.	3,846	65,767
Euronet Worldwide, Inc. (a)	7,450	129,928
ExlService Holdings, Inc. (a)	2,438	52,368
Exponent, Inc. (a)	2,170	81,440
FTI Consulting, Inc. (a)	7,235	269,721
Franklin Covey Co. (a)	3,300	28,347
Frontline Capital Group (a)	300	—
Fuel Tech, Inc. (a)	4,100	39,811
Furmamite Corp. (a)	6,574	45,426
GP Strategies Corp. (a)	3,400	34,816
G&K Services, Inc., Class A	3,318	102,559
Genpact Ltd. (a)	16,026	243,595
The Geo Group, Inc. (a)	11,075	273,109
GeoEye, Inc. (a)	3,319	140,692
Global Cash Access, Inc. (a)	5,824	18,579
Global Payments, Inc.	12,255	566,304
Harris Interactive, Inc. (a)	12,240	14,933
Heartland Payment Systems, Inc.	5,969	92,042
Heidrick & Struggles International, Inc.	2,800	80,220
Hudson Highland Group, Inc. (a)	4,656	27,144
Huron Consulting Group, Inc. (a)	3,519	93,078
ICF International, Inc. (a)	2,810	72,273
Innerworkings, Inc. (a)	4,848	31,754
Interline Brands, Inc. (a)	4,976	113,304

Common Stocks	Shares	Value

Support Services (continued)
Jack Henry & Associates, Inc.	12,796	$373,003
Kaman Corp., Class A	3,687	107,181
Kelly Services, Inc., Class A (a)	4,746	89,225
Kforce, Inc. (a)	5,581	90,301
Korn/Ferry International (a)	6,938	160,337
LECG Corp. (a)	6,922	9,552
Lawson Products, Inc.	534	13,291
Lender Processing Services, Inc.	14,389	424,763
Lincoln Educational Services Corp.	2,764	42,870
Lionbridge Technologies, Inc. (a)	9,400	34,686
M&F Worldwide Corp. (a)	1,817	41,973
MAXIMUS, Inc.	2,700	177,066
MSC Industrial Direct Co., Class A	6,650	430,188
MWI Veterinary Supply, Inc. (a)	1,765	111,460
Management Network Group, Inc. (a)	780	2,028
Manpower, Inc.	12,358	775,588
McGrath RentCorp	3,494	91,613
Metalico, Inc. (a)	7,500	44,100
Michael Baker Corp. (a)	1,304	40,554
Mistras Group, Inc. (a)	2,500	33,700
Mobile Mini, Inc. (a)	5,505	108,393
Moduslink Global Solutions, Inc. (a)	7,390	49,513
Nalco Holding Co.	19,754	630,943
Navigant Consulting, Inc. (a)	7,799	71,751
NeuStar, Inc., Class A (a)	8,400	218,820
Odyssey Marine Exploration, Inc. (a)	13,461	37,422
On Assignment, Inc. (a)	5,525	45,029
Online Resources Corp. (a)	4,556	21,185
PRGX Global, Inc. (a)	4,070	25,763
Park-Ohio Holdings Corp. (a)	1,500	31,365
Perma-Fix Environmental Services (a)	14,081	23,093
PowerSecure International, Inc. (a)	4,300	33,454
Quad/Graphics, Inc. (a)	3,906	161,162
RSC Holdings, Inc. (a)	7,699	74,988
Rentrak Corp. (a)	1,413	42,616
Resources Connection, Inc.	7,176	133,402
SFN Group, Inc. (a)	7,852	76,636
SYKES Enterprises, Inc. (a)	6,596	133,635
Schnitzer Steel Industries, Inc., Class A	3,430	227,718
School Specialty, Inc. (a)	3,071	42,779
Sharps Compliance Corp. (a)	3,400	15,062
The Standard Register Co.	2,775	9,463
Startek, Inc. (a)	3,021	15,316
Team, Inc. (a)	2,837	68,655
TeleTech Holdings, Inc. (a)	4,687	96,505
Tetra Tech, Inc. (a)	9,265	232,181
The Dolan Co. (a)	4,593	63,935
Thomas Group, Inc. (a)	400	700
Tier Technologies, Inc., Class B (a)	2,539	15,209
Towers Watson & Co.	7,884	410,441
TrueBlue, Inc. (a)	6,700	120,533
URS Corp. (a)	12,795	532,400
US Ecology, Inc.	2,679	46,561
Unifirst Corp.	2,200	121,110
United Rentals, Inc. (a)	9,726	221,266
United Stationers, Inc. (a)	3,509	223,909
Universal Technical Institute, Inc.	3,745	82,465
Verisk Analytics, Inc. (a)	17,641	601,205

See Notes to Financial Statements.

24	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Support Services (concluded)
Viad Corp.	3,136	$79,874
VistaPrint NV (a)	6,296	289,616
Volt Information Sciences, Inc. (a)	1,984	17,162
Waste Connections, Inc.	17,945	494,012
Wright Express Corp. (a)	5,876	270,296

		17,358,880

Technology Hardware & Equipment — 6.9%
3D Systems Corp. (a)	3,102	97,682
ATMI, Inc. (a)	4,585	91,425
AXT, Inc. (a)	4,906	51,219
Acme Packet, Inc. (a)	7,847	417,147
Adtran, Inc.	9,443	341,931
Advanced Analogic Technologies, Inc. (a)	6,333	25,395
Advanced Energy Industries, Inc. (a)	5,675	77,407
Agilysys, Inc. (a)	3,300	18,579
Alliance Fiber Optic Products, Inc.	1,323	20,745
Amkor Technology, Inc. (a)	15,541	114,848
Amtech Systems, Inc. (a)	1,564	39,335
Anadigics, Inc. (a)	10,928	75,731
Applied Micro Circuits Corp. (a)	10,875	116,145
Arris Group, Inc. (a)	19,465	218,397
Aruba Networks, Inc. (a)	11,249	234,879
Atheros Communications, Inc. (a)	10,641	382,225
Atmel Corp. (a)	70,307	866,182
Audiovox Corp., Class A (a)	2,622	22,628
AuthenTec, Inc. (a)	6,354	15,885
Aviat Networks, Inc. (a)	9,490	48,114
Aware, Inc. (a)	900	2,520
Axcelis Technologies, Inc. (a)	18,177	62,892
Blue Coat Systems, Inc. (a)	6,599	197,112
Brightpoint, Inc. (a)	10,759	93,926
Brocade Communications Systems, Inc. (a)	69,783	369,152
Brooks Automation, Inc. (a)	9,226	83,680
Cabot Microelectronics Corp. (a)	3,411	141,386
CalAmp Corp. (a)	7,067	22,190
Cavium Networks, Inc. (a)	7,235	272,615
Ceva, Inc. (a)	3,359	68,859
Ciena Corp. (a)	14,336	301,773
Cirrus Logic, Inc. (a)	10,600	169,388
Cohu, Inc.	3,222	53,421
Compellent Technologies, Inc. (a)	4,162	114,830
Comtech Telecommunications Corp.	4,264	118,241
Concurrent Computer Corp. (a)	2,313	11,658
Conexant Systems, Inc. (a)	13,887	22,636
Cray, Inc. (a)	5,715	40,862
Cree, Inc. (a)	16,389	1,079,871
Cymer, Inc. (a)	4,505	203,040
Cypress Semiconductor Corp. (a)	24,450	454,281
DSP Group, Inc. (a)	3,900	31,746
Dataram Corp. (a)	4,673	7,243
Dialogic Inc. (a)	3,450	13,627
Diebold, Inc.	10,018	321,077
Digi International, Inc. (a)	3,680	40,848
Diodes, Inc. (a)	5,092	137,433
Ditech Networks, Inc. (a)	5,500	7,865
Dot Hill Systems Corp. (a)	10,727	18,665
Dycom Industries, Inc. (a)	5,978	88,175

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
EMS Technologies, Inc. (a)	2,297	$45,435
EchoStar Holding Corp. (a)	6,070	151,568
Electronics for Imaging, Inc. (a)	6,795	97,236
Emcore Corp. (a)	15,059	16,264
Emulex Corp. (a)	13,066	152,350
EndWare Corp. (a)	3,720	8,370
Entegris, Inc. (a)	20,065	149,886
Entropic Communications, Inc. (a)	10,687	129,099
Exar Corp. (a)	5,457	38,090
Extreme Networks, Inc. (a)	13,982	43,204
FSI International, Inc. (a)	7,274	32,151
Fairchild Semiconductor International, Inc. (a)	18,965	296,044
FiberTower Corp. (a)	8,404	37,482
Finisar Corp. (a)	11,865	352,272
Formfactor, Inc. (a)	7,600	67,488
GSI Technology, Inc. (a)	2,700	21,870
GTSI Corp. (a)	1,700	7,990
Gerber Scientific, Inc. (a)	4,194	33,007
Globecomm Systems, Inc. (a)	3,597	35,970
Harmonic, Inc. (a)	17,630	151,089
Hittite Microwave Corp. (a)	4,089	249,593
Hughes Communications, Inc. (a)	1,331	53,826
Hutchinson Technology, Inc. (a)	5,295	19,644
Hypercom Corp. (a)	7,315	61,227
ICO Global Communications Holdings Ltd. (a)	20,258	30,387
ID Systems, Inc. (a)	3,969	13,137
iGO, Inc. (a)	8,187	31,438
Ixia (a)	7,349	123,316
IXYS Corp. (a)	3,742	43,482
Identive Group, Inc. (a)	6,556	16,521
Ikanos Communications, Inc. (a)	5,800	7,772
Imation Corp. (a)	4,553	46,941
Infinera Corp. (a)	15,296	158,008
Infosonics Corp. (a)	3,600	2,736
Ingram Micro, Inc., Class A (a)	23,651	451,498
Insight Enterprises, Inc. (a)	7,100	93,436
Integral Systems, Inc. (a)	4,078	40,413
Integrated Device Technology, Inc. (a)	25,670	170,962
Integrated Silicon Solutions, Inc. (a)	5,104	40,985
InterDigital, Inc. (a)	6,735	280,445
Intermec, Inc. (a)	7,480	94,697
International Rectifier Corp. (a)	10,465	310,706
Intersil Corp., Class A	18,199	277,899
KVH Industries, Inc. (a)	3,100	37,045
Kopin Corp. (a)	10,169	42,303
Kulicke & Soffa Industries, Inc. (a)	11,200	80,640
LRAD Corp. (a)	6,254	16,823
LTX-Credence Corp. (a)	8,014	59,304
Lam Research Corp. (a)	19,073	987,600
Lantronix, Inc. (a)	2,160	7,992
LaserCard Corp. (a)	2,995	18,689
Lattice Semiconductor Corp. (a)	19,585	118,685
Loral Space & Communications Ltd. (a)	1,743	133,339
MIPS Technologies, Inc. (a)	7,868	119,279
MKS Instruments, Inc. (a)	7,330	179,512
Marvell Technology Group Ltd. (a)	81,911	1,519,449
Mattson Technology, Inc. (a)	8,174	24,522

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	25

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Maxim Integrated Products, Inc.	45,174	$1,067,010
MaxLinear, Inc., Class A (a)	1,478	15,903
Mercury Computer Systems, Inc. (a)	3,794	69,734
Micrel, Inc.	7,660	99,503
Micros Systems, Inc. (a)	12,221	536,013
Microsemi Corp. (a)	12,488	285,975
Mindspeed Technologies, Inc. (a)	5,593	34,117
Monolithic Power Systems, Inc. (a)	5,700	94,164
MoSys, Inc. (a)	4,615	26,259
NCR Corp. (a)	24,424	375,397
NETGEAR, Inc. (a)	5,402	181,939
Nanometrics, Inc. (a)	3,600	46,188
NetList, Inc. (a)	4,103	10,463
Netlogic Microsystems, Inc. (a)	8,766	275,340
Network Engines, Inc. (a)	7,500	11,400
Network Equipment Technologies, Inc. (a)	5,401	25,007
Neutral Tandem, Inc. (a)	5,314	76,734
Novatel Wireless, Inc. (a)	5,930	56,631
ON Semiconductor Corp. (a)	64,953	641,736
Occam Networks, Inc. (a)	2,678	23,218
Oclaro, Inc. (a)	8,215	108,027
Omnivision Technologies, Inc. (a)	8,204	242,920
Oplink Communications, Inc. (a)	3,141	58,014
OpNext, Inc. (a)	6,752	11,884
Optical Cable Corp.	589	1,838
Overland Storage, Inc. (a)	1,956	2,895
PC Connection, Inc. (a)	3,000	26,580
PLX Technology, Inc. (a)	5,554	20,050
PMC-Sierra, Inc. (a)	34,477	296,157
PAR Technology Corp. (a)	1,725	9,850
ParkerVision, Inc. (a)	4,428	1,948
Performance Technologies, Inc. (a)	1,109	1,885
Pericom Semiconductor Corp. (a)	3,732	40,977
Photronics, Inc. (a)	8,900	52,599
Pixelworks, Inc. (a)	3,594	12,579
Plantronics, Inc.	7,246	269,696
Polycom, Inc. (a)	13,051	508,728
Power Integrations, Inc.	4,651	186,691
Preformed Line Products Co.	400	23,410
Presstek, Inc. (a)	5,522	12,259
Quantum Corp. (a)	34,066	126,726
QuickLogic Corp. (a)	5,653	36,010
RF Micro Devices, Inc. (a)	41,470	304,804
Radiant Systems, Inc. (a)	5,453	106,715
Radisys Corp. (a)	3,767	33,526
Rambus, Inc. (a)	17,164	351,519
Rimage Corp. (a)	1,600	23,856
Riverbed Technology, Inc. (a)	22,515	791,853
Rudolph Technologies, Inc. (a)	5,828	47,964
STEC, Inc. (a)(b)	6,425	113,401
SYNNEX Corp. (a)	3,513	109,606
ScanSource, Inc. (a)	3,988	127,217
SeaChange International, Inc. (a)	4,515	38,603
Seagate Technology (a)	72,155	1,084,490
Semtech Corp. (a)	9,210	208,514
Shoretel, Inc. (a)	3,468	27,085
Sigma Designs, Inc. (a)	5,100	72,267
Silicon Graphics International Corp. (a)	5,400	48,762
Silicon Image, Inc. (a)	11,819	86,870

Common Stocks	Shares	Value

Technology Hardware & Equipment (concluded)
Silicon Laboratories, Inc. (a)	6,697	$308,196
Skyworks Solutions, Inc. (a)	27,227	779,509
Smart Modular Technologies WWH, Inc. (a)	6,546	37,705
Sonic Foundry, Inc. (a)	650	9,028
Sonus Networks, Inc. (a)	34,942	93,295
Standard Microsystems Corp. (a)	3,403	98,108
Stratasys, Inc. (a)	3,240	105,754
Super Micro Computer, Inc. (a)	3,900	45,006
Superconductor Technologies, Inc. (a)	5,471	8,316
Supertex, Inc. (a)	2,299	55,590
Sycamore Networks, Inc.	2,971	61,173
Symmetricom, Inc. (a)	6,671	47,297
Synaptics, Inc. (a)	5,315	156,155
Syniverse Holdings, Inc. (a)	10,726	330,897
Systemax, Inc.	1,200	16,920
TNS, Inc. (a)	4,238	88,150
Tech Data Corp. (a)	7,536	331,735
Tegal Corp. (a)	2,046	1,024
Tekelec (a)	10,513	125,210
Telular Corp.	3,516	23,417
Tessera Technologies, Inc. (a)	7,518	166,524
Transact Technologies, Inc. (a)	1,776	16,641
Transwitch Corp. (a)	5,338	11,477
Trident Microsystems, Inc. (a)	11,456	20,392
TriQuint Semiconductor, Inc. (a)	23,572	275,557
Ultra Clean Holdings, Inc. (a)	3,700	34,447
Ultratech, Inc. (a)	3,900	77,532
UTStarcom, Inc. (a)(b)	18,528	38,168
Varian Semiconductor Equipment Associates, Inc. (a)	11,278	416,948
VeriFone Systems, Inc. (a)	13,152	507,141
Viasat, Inc. (a)	6,211	275,830
Volterra Semiconductor Corp. (a)	4,200	97,272
Westell Technologies, Inc., Class A (a)	9,681	31,657
Zhone Technologies, Inc. (a)	5,499	14,682
Zoran Corp. (a)	7,498	65,982

		30,012,268

Tobacco — 0.1%
Alliance One International, Inc. (a)	13,500	57,240
Schweitzer-Mauduit International, Inc.	2,735	172,086
Star Scientific, Inc. (a)(b)	16,802	32,764
Universal Corp.	3,645	148,351
Vector Group Ltd.	6,652	115,213

		525,654

Travel & Leisure — 4.5%
AFC Enterprises, Inc. (a)	4,089	56,837
AMR Corp. (a)	50,923	396,690
AirTran Holdings, Inc. (a)	20,526	151,687
Alaska Air Group, Inc. (a)	5,321	301,647
Allegiant Travel Co. (b)	2,642	130,092
Ambassadors Group, Inc.	2,956	33,994
Ambassadors International, Inc. (a)	225	360
Ameristar Casinos, Inc.	3,665	57,284
Avis Budget Group, Inc. (a)	15,691	244,152
Bally Technologies, Inc. (a)	8,246	347,899
Benihana, Inc. (a)	615	4,975

See Notes to Financial Statements.

26	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Travel & Leisure (continued)
Benihana, Inc., Class A (a)	2,261	$18,382
Biglari Holdings, Inc. (a)	233	95,579
BJ’s Restaurants, Inc. (a)	3,800	134,634
Bluegreen Corp. (a)	2,766	8,906
Bob Evans Farms, Inc.	4,326	142,585
Boyd Gaming Corp. (a)	8,778	93,047
Brinker International, Inc.	15,312	319,715
Buffalo Wild Wings, Inc. (a)	2,900	127,165
CEC Entertainment, Inc. (a)	3,282	127,440
California Pizza Kitchen, Inc. (a)	4,613	79,713
Carmike Cinemas, Inc. (a)	2,500	19,300
Century Casinos, Inc. (a)	5,916	14,317
The Cheesecake Factory, Inc. (a)	8,647	265,117
Chipotle Mexican Grill, Inc., Class A (a)	4,754	1,010,986
Choice Hotels International, Inc.	4,985	190,776
Churchill Downs, Inc.	1,822	79,075
Cinemark Holdings, Inc.	8,870	152,919
Cosi, Inc. (a)(b)	11,696	14,269
Cracker Barrel Old Country Store, Inc.	3,428	187,752
Delta Air Lines, Inc. (a)	119,676	1,507,918
Denny’s Corp. (a)	16,123	57,720
DineEquity, Inc. (a)	2,615	129,129
Dollar Thrifty Automotive Group, Inc. (a)	4,112	194,333
Domino’s Pizza, Inc. (a)	7,089	113,070
Dover Downs Gaming & Entertainment, Inc.	5,063	17,214
Dover Motorsports, Inc. (a)	4,712	8,387
Einstein Noah Restaurant Group, Inc. (a)	1,100	15,455
Empire Resorts, Inc. (a)	8,030	8,271
Entertainment Gaming Asia, Inc. (a)	7,758	2,754
Famous Dave’s of America, Inc. (a)	2,218	24,731
Flanigan’s Enterprises, Inc. (a)	200	1,674
Full House Resorts, Inc. (a)	5,892	20,033
Gaming Partners International Corp.	1,400	8,652
Gaylord Entertainment Co. (a)	5,328	191,488
Great Wolf Resorts, Inc. (a)	7,564	19,818
Hawaiian Holdings, Inc. (a)	7,189	56,362
Hertz Global Holdings, Inc. (a)	28,193	408,517
Hyatt Hotels Corp. (a)	5,827	266,643
International Speedway Corp., Class A	4,194	109,757
Interval Leisure Group, Inc. (a)	6,262	101,069
Isle of Capri Casinos, Inc. (a)	3,585	36,639
Jack in the Box, Inc. (a)	8,286	175,083
JetBlue Airways Corp. (a)	36,848	243,565
Krispy Kreme Doughnuts, Inc. (a)	9,106	63,560
Las Vegas Sands Corp. (a)	68,616	3,152,905
Life Time Fitness, Inc. (a)	6,442	264,058
Live Nation Entertainment, Inc. (a)	22,521	257,190
Luby’s, Inc. (a)	3,193	20,020
MAXXAM, Inc. (a)	3	1,995
MGM Resorts International (a)(b)	48,751	723,952
MTR Gaming Group, Inc. (a)	6,381	12,890
Madison Square Garden, Inc. (a)	9,041	233,077
Marcus Corp.	2,953	39,186
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	2,175	19,771

Common Stocks	Shares	Value

Travel & Leisure (concluded)
Monarch Casino & Resort, Inc. (a)	1,900	$23,750
Morgans Hotel Group Co. (a)	4,810	43,627
Multimedia Games, Inc. (a)	4,325	24,133
O’Charleys, Inc. (a)	2,773	19,966
Orbitz Worldwide, Inc. (a)	4,800	26,832
Orient Express Hotels Ltd., Class A (a)	14,069	182,756
P.F. Chang’s China Bistro, Inc.	3,495	169,368
Panera Bread Co., Class A (a)	4,707	476,395
Papa John’s International, Inc. (a)	2,900	80,330
Peet’s Coffee & Tea, Inc. (a)	2,400	100,176
Penn National Gaming, Inc. (a)	10,094	354,804
Pinnacle Airlines Corp. (a)	3,774	29,815
Pinnacle Entertainment, Inc. (a)	6,600	92,532
Premier Exhibitions, Inc. (a)	7,136	14,058
Reading International, Inc., Class A (a)	6,273	31,679
Red Lion Hotels Corp. (a)	2,429	19,383
Red Robin Gourmet Burgers, Inc. (a)	2,727	58,549
Regal Entertainment Group, Series A	12,000	140,880
Republic Airways Holdings, Inc. (a)	7,300	53,436
Rick’s Cabaret International, Inc. (a)	2,300	18,009
Royal Caribbean Cruises Ltd. (a)	20,534	965,098
Ruby Tuesday, Inc. (a)	9,891	129,176
Ruth’s Hospitality Group, Inc. (a)	6,598	30,549
Scientific Games Corp., Class A (a)	10,749	107,060
Shuffle Master, Inc. (a)	9,143	104,687
Silverleaf Resorts, Inc. (a)	7,123	8,049
Six Flags Entertainment Corp.	4,229	230,058
SkyWest, Inc.	7,653	119,540
Sonic Corp. (a)	9,635	97,506
Speedway Motorsports, Inc.	1,867	28,602
Steiner Leisure Ltd. (a)	2,186	102,086
Texas Roadhouse, Inc., Class A (a)	8,800	151,096
Town Sports International Holdings, Inc. (a)	4,791	19,451
Travelzoo, Inc. (a)	1,100	45,342
United Continental Holdings Inc. (a)	48,225	1,148,719
US Airways Group, Inc. (a)	24,564	245,886
VCG Holding Corp. (a)	5,639	12,293
Vail Resorts, Inc. (a)	5,558	289,238
Vanguard Airlines, Inc. (a)	200	—
WMS Industries, Inc. (a)	9,010	407,612
Wendys	49,557	228,953
World Wrestling Entertainment, Inc.	5,100	72,624

		19,818,283

Total Common Stocks – 97.8%		427,814,159

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	27

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Financial Services — 0.0%
GAMCO Investors, Inc., 12/31/15 (a)	$2		$2,240

Total Corporate Bonds – 0.0%			2,240

Other Interests (e)	Beneficial Interest (000)

Chemicals — 0.0%
Eden Bioscience Liquidating Trust	—	(f)	380

Industrial Engineering — 0.0%
Soft Branos Inc.	—	(f)	2

Total Other Interests – 0.0%			382

Rights	Shares

Biotechnology — 0.0%
Avigen, Inc. Contingent Value (Expires 7/21/11)	1,000		40
Emergent Biosolutions, Inc. Contingent Value (Expires 10/29/13)	3,113		—
Ligand Pharmaceuticals, Inc. (Expires 12/31/11)	4,000		—

			40

Health Care Equipment & Services — 0.0%
H3 Contingent Value (Expires 12/24/12)	2,600		—
Merck Contingent Value (No Expiration Date)	2,600		—

			—

Oil, Gas & Consumable Fuels — 0.0%
Biofuel Energy Corp. (Expires 1/28/11)	11,598		13,686

Total Rights – 0.0%			13,726

Warrants (g)	Shares	Value

Auto Components — 0.0%
Federal-Mogul Corp., Class A (Expires 12/27/14)	249	$105

Communications Equipment — 0.0%
Lantronix, Inc. (Expires 2/09/11)	2	—

Oil, Gas & Consumable Fuels — 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (h)	30	—

Total Warrants – 0.0%		105

Total Long-Term Investments (Cost – $350,628,274) – 97.8%		427,830,612

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.18% (d)(i)	8,555,086	8,555,086

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.44% (d)(i)(j)	$9,000	9,000,044

Total Short-Term Securities (Cost – $17,555,130) – 4.0%		17,555,130

Total Investments (Cost – $368,183,404*) – 101.8%		445,385,742
Liabilities in Excess of Other Assets – (1.8)%		(7,960,023)

Net Assets – 100.0%		$437,425,719

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$371,432,868

Gross unrealized appreciation	$104,305,284
Gross unrealized depreciation	(30,352,410)

Net unrealized appreciation	$73,952,874

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts

See Notes to Financial Statements.

28	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/ Beneficial Interest Held at December 31, 2009	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2010	Value at December 31, 2010	Income

BlackRock, Inc.	5,200	9,394	—	14,594	$2,781,325	$30,255
BlackRock Liquidity Funds, TempCash, Institutional Class	9,511,703	—	(956,617)[1]	8,555,086	$8,555,086	$19,995
BlackRock Liquidity Series, LLC Money Market Series	$13,887,630	—	$(4,887,586)[1]	$9,000,044	$9,000,044	$139,028
PennyMac Mortgage Investment Trust	1,950	985	—	2,935	$53,270	$1,915

[1]	Represents net shares/ beneficial interest sold.

(e)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)	Amount is less than $1,000.

(g)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(h)	Restricted security as to resale, representing 0.0% of net assets, was as follows:

Issue	Acquisition Dates	Cost	Value

GreenHunter Energy, Inc.	4/18/08 - 5/16/08	—	—

(i)	Represents the current yield as of report date.

(j)	Security was purchased with the cash collateral from loaned securities.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

67	Russell 2000 EMINI	ICE Futures US Indices	March 2011	$5,231,218	$10,192
37	S&P Mid 400 EMINI	Chicago Mercantile	March 2011	$3,339,881	9,729

Total					$19,921

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	29

Schedule of Investments (continued)	Master Extended Market Index Series

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks:
Aerospace & Defense	$4,993,906	—	—	$4,993,906
Alternative Energy	673,699	—	—	673,699
Automobiles & Parts	9,671,751	—	—	9,671,751
Banks	21,408,930	—	—	21,408,930
Beverages	1,050,875	—	—	1,050,875
Chemicals	13,823,204	—	—	13,823,204
Construction & Materials	9,611,255	—	—	9,611,255
Electricity	7,971,741	—	—	7,971,741
Electronic & Electrical Equipment	15,927,682	—	—	15,927,682
Financial Services	14,763,353	—	—	14,763,353
Fixed Line Telecommunications	2,815,232	—	—	2,815,232
Food & Drug Retailers	2,009,522	—	—	2,009,522
Food Producers	8,209,881	—	—	8,209,881
Forestry & Paper	1,262,720	—	—	1,262,720
Gas, Water & Multi-Utilities	6,476,784	—	—	6,476,784
General Industrials	5,345,967	—	—	5,345,967
General Retailers	21,711,237	—	—	21,711,237

See Notes to Financial Statements.

30	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks:
Health Care Equipment & Services	$24,304,071	—	—	$24,304,071
Household Goods & Home Construction	7,919,841	—	—	7,919,841
Industrial Engineering	16,198,154	—	—	16,198,154
Industrial Metals & Mining	4,726,480	—	—	4,726,480
Industrial Transportation	6,659,952	—	—	6,659,952
Leisure Goods	3,795,533	—	—	3,795,533
Life Insurance	1,916,389	—	—	1,916,389
Media	12,432,055	—	$125	12,432,180
Mining	6,554,086	—	—	6,554,086
Mobile Telecommunications	4,597,061	—	—	4,597,061
Nonlife Insurance	15,622,220	—	—	15,622,220
Oil & Gas Producers	16,578,261	—	—	16,578,261
Oil Equipment, Services & Distribution	10,038,297	$340	—	10,038,637
Personal Goods	6,439,285	—	—	6,439,285
Pharmaceuticals & Biotechnology	19,460,867	—	—	19,460,867
Real Estate Investment & Services	2,672,056	—	—	2,672,056
Real Estate Investment Trusts (REITs)	31,193,408	—	—	31,193,408
Software & Computer Services	21,262,854	—	—	21,262,854
Support Services	17,358,880	—	—	17,358,880
Technology Hardware & Equipment	30,012,268	—	—	30,012,268
Tobacco	525,654	—	—	525,654
Travel & Leisure	19,816,288	1,995	—	19,818,283
Corporate Bonds:
Financial Services	—	2,240	—	2,240
Other Interests:
Chemicals	—	—	380	380
Industrial Engineering	—	—	2	2
Rights:
Pharmaceuticals & Biotechnology	—	—	40	40
Oil, Gas & Consumable Fuels	—	13,686	—	13,686

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	31

Schedule of Investments (concluded)	Master Extended Market Index Series

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Warrants:
Auto Components	105	—	—	105
Short-Term
Securities	8,555,086	9,000,044	—	17,555,130

Total	$436,366,890	$9,018,305	$547	$445,385,742

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$19,921	—	—	$19,921

[1]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used In determining fair value:

	Chemicals	Industrial Engineering	Media	Pharmaceuticals & Biotechnology	Total

Assets:
Balance, as of
December 31, 2009	$380	$2	—	41	$423
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation/depreciation[2]	—	—	—	—	—
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Transfers in [3]	—	—	$125	—	125
Transfers out[3]	—	—	—	(1)	(1)

Balance, as of December 31, 2010	$380	$2	$125	40	$547

[2]

Included in the related change in unrealized appreciation/depreciation in the statement of operations. The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $0.

[3]	The Series’ policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

32	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Statement of Assets and Liabilities	Master Extended Market Index Series

December 31, 2010

Assets

Investments at value - unaffiliated (including securities loaned of $8,478,621) (cost - $348,108,591)	$424,996,017
Investments at value - affiliated (cost - $20,074,813)	20,389,725
Cash	3,584
Contributions receivable from investors	866,843
Dividends receivable	466,100
Investments sold receivable	16,404
Securities lending income receivable - affiliated	12,774
Prepaid expenses	6,663

Total assets	446,758,110

Liabilities

Collateral on securities loaned at value	9,000,044
Investments purchased payable	214,686
Margin variation payable	58,445
Investment advisory fees payable	3,242
Other affiliates payable	1,506
Directors’ fees payable	218
Other accrued expenses payable	54,250

Total liabilities	9,332,391

Net Assets	$437,425,719

Net Assets Consist of

Investors’ capital	$360,203,460
Net unrealized appreciation/depreciation	77,222,259

Net Assets	$437,425,719

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	33

Statement of Operations	Master Extended Market Index Series

Year Ended December 31, 2010

Investment Income

Dividends - unaffiliated	$4,336,063
Foreign taxes withheld	(2,865)
Securities lending - affiliated	139,028
Dividends - affiliated	52,165

Total income	4,524,391

Expenses

Investment advisory	32,722
Accounting services	74,742
Professional	66,750
Custodian	52,688
Printing	15,076
Directors	10,684
Miscellaneous	11,550

Total expense before fees paid indirectly	264,212
Less fees waived by advisor	(8,592)
Less fees paid indirectly	(958)

Total expenses after fees waived and paid indirectly	254,662

Net investment income	4,269,729

Realized and Unrealized Gain (Loss)

Net realized gain from:
Investments	7,459,308
Financial futures contracts	1,020,436

8,479,744

Net change in unrealized appreciation/depreciation on:
Investments	75,726,900
Financial futures contracts	(249,232)

75,477,668

Total realized and unrealized gain	83,957,412

Net Increase in Net Assets Resulting from Operations	$88,227,141

See Notes to Financial Statements.

34	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Statements of Changes in Net Assets	Master Extended Market Index Series

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$4,269,729	$2,908,445
Net realized gain	8,479,744	6,540,514
Net change in unrealized appreciation/depreciation	75,477,668	67,096,025

Net increase in net assets resulting from operations	88,227,141	76,544,984

Capital Transactions

Proceeds from contributions	141,770,813	54,156,642
Value of withdrawals	(78,788,281)	(43,888,538)

Net increase in net assets derived from capital transactions	62,982,532	10,268,104

Net Assets

Total increase in net assets	151,209,673	86,813,088
Beginning of year	286,216,046	199,402,958

End of year	$437,425,719	$286,216,046

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	35

Financial Highlights	Master Extended Market Index Series

	Year Ended December 31,

	2010	2009	2008	2007	2006

Total Investment Return

Total investment return	28.65%	37.08%	(39.13)%	5.22%	15.92%

Ratios to Average Net Assets

Total expenses	0.08%	0.11%	0.11%	0.08%	0.08%

Total expenses after fees waived and paid indirectly	0.08%	0.10%	0.11%	0.08%	0.08%

Net investment income	1.30%	1.26%	1.47%	1.33%	1.66%

Supplemental Data

Net assets, end of year (000)	$437,426	$286,216	$199,403	$316,760	$324,343

Portfolio turnover	15%	20%	33%	33%	24%

See Notes to Financial Statements.

36	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Notes to Financial Statements	Master Extended Market Index Series

1. Organization and Significant Accounting Policies:

Master Extended Market Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g. financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividends and interest on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	37

Notes to Financial Statements	Master Extended Market Index Series

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the return of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of December 31, 2010

Asset Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts	Net unrealized appreciation/depreciation*	$19,921

*

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

	The Effect of Derivative Instruments in the Statement of Operations Year Ended December 31, 2010

	Net Realized Gain from

	Financial Futures Contracts

Equity contracts		$1,020,436

	Net Change in Unrealized Appreciation/Depreciation on

		Financial Futures Contracts

Equity contracts		$(249,232)

For the year ended December 31, 2010, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	132
Average notional value of contracts purchased	$9,458,396

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager has contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and certain other fund expenses, in order to limit expenses incurred by the Series to 0.12% of average net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement until May 1, 2012 unless approved by the Board,

38	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Notes to Financial Statements	Master Extended Market Index Series

including a majority of the non-interested Directors. For the year ended December 31, 2010, no fees were waived under this agreement.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2010, the Series reimbursed the Manager $5,882 for certain accounting services, which are included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable are shown in the Statement of Assets and Liabilities as securities loaned and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the year ended December 31, 2010, BIM received $34,549 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the year ended December 31, 2010, were $115,332,022 and $47,033,291, respectively.

5. Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Series may borrow under the credit agreement to fund investor withdrawals. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the year ended December 31, 2010.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

As of December 31, 2010, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of Quantitative Master Series LLC as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Princeton, New Jersey
February 24, 2011

40	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors [1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc.	36 RICs consisting of 95 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	41

(public garden and cultural center) from 1990 to 2006.

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

42	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, CollegeAccess Foundation of California (philanthropic foundation) since 2009; Director, Forward	36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	43

Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 95 Portfolios	None

44	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

			36 RICs consisting of 95 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a director for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	45

Interested Directors [1]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005.

			169 RICs consisting of 289 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			169 RICs consisting of 289 Portfolios	None

[1]

Mr. Davis is an “interested person” as defined in the 1940 Act, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

46	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Master LLC Officers [1]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	47

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.

[1]	Officers of the Master LLC serve at the pleasure of the Board.

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Master LLC.

Effective November 16, 2010, Ira Shapiro became Secretary of the Master LLC.

48	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Additional Information

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company Boston, MA 02111

Accounting Agent
State Street Bank and Trust Company Princeton, NJ 08540

Legal Counsel Sidley Austin LLP New York, NY 10019

Independent Registered Public Accounting Firm Deliotte & Touche LLP Princeton, NJ 08540

Address of the Series 100 Bellevue Parkway Wilmington, DE 19809

Availability Of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Series’ Form NQ may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	49

Master Mid Cap Index Series of Quantitative Master Series LLC
Annual Report, December 31, 2010

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the 12 months ended December 31, 2010, Master Mid Cap Index Series (the “Series”), a series of Quantitative Master Series LLC, returned 26.30%, while the benchmark Standard & Poor’s (S&P) MidCap 400 Index returned 26.64%. The S&P MidCap 400 is a market-weighted index composed of 400 common stocks issued by mid-capitalization companies in a wide range of businesses.

• The return of the Series differs from the benchmark based on Series expenses.

Describe the market environment.

•

In many ways, the market environment over the past twelve months can be described as occurring in three parts. The early months saw US equity markets move higher as they continued the 2009 asset recovery story, helped by continuing economic recovery and strong fourth quarter 2009 and first quarter 2010 corporate earnings. The middle months of 2010 saw a significant correction on the back of the Greek sovereign debt crisis and some worse-than-expected economic data (particularly on the jobs front), leading to fears of a double-dip recession. Nevertheless, after touching late summer lows, US markets experienced a very strong finish to the year as double-dip fears receded, economic data improved and additional quantitative easing measures were announced by the US Federal Reserve Board. Volatility levels remained high over the course of 2010, but US stocks posted positive results for the year as a whole.

•

For all of 2010, the Dow Jones Industrial Average gained 14.06% and, in the process, moved past the levels last seen before the collapse of Lehman Brothers in late 2008. For its part, the S&P 500 Index advanced 15.06%, while the NASDAQ Composite Index moved up 18.02%.

•

All of the sectors in the benchmark S&P MidCap 400 Index posted double-digit returns for the period. Cyclical stocks outperformed their more defensive counterparts as information technology (+32.7%), consumer discretionary (+31.9%) and industrials (+30.9%) were the strongest performing sectors. Even the weakest performing sectors, telecommunication services (+14.0%), utilities (+14.3%) and financials (+19.7%), demonstrated considerable strength.

Describe recent portfolio activity.

•

During the 12-month period, as changes were made to the composition of the S&P MidCap 400 Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

• The Series engaged in futures contracts for purposes of gaining equity exposure on the Series’ cash balance, which did not have a material impact on performance.

Describe portfolio positioning at period end.

• The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	1

Portfolio Information as of December 31, 2010	Master Mid Cap Index Series

Sector Allocation	Percent of Long-Term Investments

Financials	20%
Industrials	16
Information Technology	16
Consumer Discretionary	14
Health Care	11
Materials	7
Energy	6
Utilities	6
Consumer Staples	3
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 0.5%
Alliant Techsystems, Inc. (a)	2,680	$199,472
BE Aerospace, Inc. (a)	8,230	304,757

		504,229

Airlines — 0.4%
AirTran Holdings, Inc. (a)	10,904	80,581
Alaska Air Group, Inc. (a)	2,963	167,972
JetBlue Airways Corp. (a)	16,228	107,267

		355,820

Auto Components — 1.1%
BorgWarner, Inc. (a)	9,155	662,456
Gentex Corp.	11,296	333,910

		996,366

Automobiles — 0.1%
Thor Industries, Inc.	3,414	115,939

Beverages — 0.3%
Hansen Natural Corp. (a)	5,560	290,677

Biotechnology — 0.9%
United Therapeutics Corp. (a)	4,031	254,840
Vertex Pharmaceuticals, Inc. (a)	16,352	572,810

		827,650

Building Products — 0.2%
Lennox International, Inc.	3,613	170,859

Capital Markets — 2.3%
Affiliated Managers Group, Inc. (a)	4,150	411,763
Apollo Investment Corp.	15,697	173,766
Eaton Vance Corp.	9,523	287,880
Greenhill & Co., Inc.	2,030	165,810
Jefferies Group, Inc., New Shares	9,957	265,155
Raymond James Financial, Inc.	8,044	263,039
SEI Investments Co.	11,740	279,295
Waddell & Reed Financial, Inc., Class A	6,872	242,513

		2,089,221

Chemicals — 3.3%
Albemarle Corp.	7,369	411,043
Ashland, Inc.	6,346	322,758
Cabot Corp.	5,262	198,114
Cytec Industries, Inc.	3,974	210,860
Intrepid Potash, Inc. (a)	3,566	132,976
Lubrizol Corp.	5,282	564,540
Minerals Technologies, Inc.	1,490	97,461
NewMarket Corp.	794	97,956
Olin Corp.	6,402	131,369
RPM International, Inc.	10,374	229,265
The Scotts Miracle-Gro Co.	3,698	187,748
Sensient Technologies Corp.	3,999	146,883
Valspar Corp.	7,925	273,254

		3,004,227

Commercial Banks — 3.6%
Associated Banc-Corp.	13,927	210,994
BancorpSouth, Inc.	5,912	94,296
Bank of Hawaii Corp.	3,880	183,175
Cathay General Bancorp	6,320	105,544
City National Corp.	3,733	229,057
Commerce Bancshares, Inc.	6,241	247,955
Cullen/Frost Bankers, Inc. (b)	4,904	299,732

Common Stocks	Shares	Value

Commercial Banks (concluded)
East-West Bancorp, Inc.	11,911	$232,860
FirstMerit Corp.	8,756	173,281
Fulton Financial Corp.	16,011	165,554
International Bancshares Corp.	4,250	85,128
PacWest Bancorp	2,532	54,134
Prosperity Bancshares, Inc.	3,755	147,496
SVB Financial Group (a)	3,379	179,256
Synovus Financial Corp.	63,184	166,806
TCF Financial Corp.	10,217	151,314
Trustmark Corp.	4,576	113,668
Valley National Bancorp	12,980	185,614
Webster Financial Corp.	5,895	116,132
Westamerica Bancorp.	2,343	129,966

		3,271,962

Commercial Services & Supplies — 1.6%
The Brink’s Co.	3,734	100,370
Clean Harbors, Inc. (a)	1,845	155,128
Copart, Inc. (a)	5,623	210,019
Corrections Corp. of America (a)	8,873	222,357
Deluxe Corp.	4,129	95,050
HNI Corp.	3,605	112,476
Herman Miller, Inc.	4,595	116,253
Mine Safety Appliances Co.	2,485	77,358
Rollins, Inc.	5,093	100,577
Waste Connections, Inc.	9,266	255,093

		1,444,681

Communications Equipment — 1.5%
Adtran, Inc.	5,077	183,838
Ciena Corp. (a)	7,530	158,507
CommScope, Inc. (a)	7,650	238,833
Plantronics, Inc.	3,833	142,664
Polycom, Inc. (a)	6,873	267,910
Riverbed Technology, Inc. (a)	11,830	416,061

		1,407,813

Computers & Peripherals — 0.4%
Diebold, Inc.	5,286	169,416
NCR Corp. (a)	12,820	197,044

		366,460

Construction & Engineering — 1.3%
Aecom Technology Corp. (a)	9,540	266,834
Granite Construction, Inc.	2,746	75,323
KBR, Inc.	12,149	370,180
Shaw Group, Inc. (a)	6,838	234,064
URS Corp. (a)	6,659	277,081

		1,223,482

Construction Materials — 0.4%
Martin Marietta Materials, Inc.	3,664	337,967

Containers & Packaging — 1.5%
AptarGroup, Inc.	5,398	256,783
Greif, Inc.	2,505	155,060
Packaging Corp. of America	8,253	213,258
Rock-Tenn Co., Class A	3,132	168,971
Silgan Holdings, Inc.	4,042	144,744
Sonoco Products Co.	8,281	278,821

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	3

Schedule of Investment (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Containers & Packaging (concluded)
Temple-Inland, Inc.	8,677	$184,299

		1,401,936

Distributors — 0.3%
LKQ Corp. (a)	11,623	264,075

Diversified Consumer Services — 1.1%
Career Education Corp. (a)	5,297	109,807
ITT Educational Services, Inc. (a)	2,106	134,131
Matthews International Corp., Class A	2,373	83,007
Regis Corp.	4,635	76,941
Service Corp. International	19,671	162,286
Sotheby’s Holdings, Inc., Class A	5,397	242,865
Strayer Education, Inc. (c)	1,091	166,072

		975,109

Diversified Financial Services — 0.4%
MSCI, Inc. (a)	9,559	372,419

Diversified Telecommunication Services — 0.3%
Cincinnati Bell, Inc. (a)	16,239	45,469
TW Telecom, Inc. (a)	12,176	207,601

		253,070

Electric Utilities — 1.6%
Cleco Corp.	4,889	150,386
DPL, Inc.	9,572	246,096
Great Plains Energy, Inc.	10,917	211,681
Hawaiian Electric Industries, Inc.	7,578	172,703
IDACORP, Inc.	3,953	146,182
NV Energy, Inc.	18,926	265,910
PNM Resources, Inc.	6,975	90,814
Westar Energy, Inc.	8,964	225,534

		1,509,306

Electrical Equipment — 2.0%
Acuity Brands, Inc.	3,465	199,826
Ametek, Inc.	12,880	505,540
Baldor Electric Co.	3,796	239,300
Hubbell, Inc., Class B	4,830	290,428
Regal-Beloit Corp.	3,106	207,357
Thomas & Betts Corp. (a)	4,170	201,411
Woodward Governor Co.	4,770	179,161

		1,823,023

Electronic Equipment, Instruments & Components — 2.3%
Arrow Electronics, Inc. (a)	9,319	319,176
Avnet, Inc. (a)	12,229	403,924
Ingram Micro, Inc., Class A (a)	12,619	240,897
Itron, Inc. (a)	3,252	180,323
National Instruments Corp.	4,720	177,661
Tech Data Corp. (a)	3,752	165,163
Trimble Navigation Ltd. (a)	9,664	385,883
Vishay Intertechnology, Inc. (a)	13,273	194,848

		2,067,875

Energy Equipment & Services — 2.5%
Atwood Oceanics, Inc. (a)	4,514	168,688
Dril-Quip, Inc. (a)	2,759	214,429

Common Stocks	Shares	Value

Energy Equipment & Services (concluded)
Exterran Holdings, Inc. (a)	5,088	$121,858
Helix Energy Solutions Group, Inc. (a)	8,487	103,032
Oceaneering International, Inc. (a)	4,355	320,659
Patterson-UTI Energy, Inc.	12,404	267,306
Pride International, Inc. (a)	14,142	466,686
Superior Energy Services, Inc. (a)	6,343	221,942
Tidewater, Inc.	4,137	222,736
Unit Corp. (a)	3,199	148,689

		2,256,025

Food & Staples Retailing — 0.4%
BJ’s Wholesale Club, Inc. (a)	4,394	210,473
Ruddick Corp.	3,441	126,766

		337,239

Food Products — 1.6%
Corn Products International, Inc.	6,085	279,910
Flowers Foods, Inc.	6,097	164,070
Green Mountain Coffee Roasters, Inc. (a)	9,329	306,551
Lancaster Colony Corp.	1,547	88,489
Ralcorp Holdings, Inc. (a)	4,420	287,344
Smithfield Foods, Inc. (a)	13,360	275,617
Tootsie Roll Industries, Inc.	1,968	57,013

		1,458,994

Gas Utilities — 2.0%
AGL Resources, Inc.	6,281	225,174
Atmos Energy Corp.	7,277	227,042
Energen Corp.	5,785	279,184
National Fuel Gas Co.	6,614	434,011
Questar Corp.	14,055	244,697
UGI Corp.	8,890	280,746
WGL Holdings, Inc.	4,110	147,015

		1,837,869

Health Care Equipment & Supplies — 4.0%
Beckman Coulter, Inc.	5,573	419,257
Edwards Lifesciences Corp. (a)	9,189	742,839
Gen-Probe, Inc. (a)	3,880	226,398
Hill-Rom Holdings, Inc.	5,075	199,803
Hologic, Inc. (a)	20,915	393,620
Idexx Laboratories, Inc. (a)(c)	4,628	320,350
Immucor, Inc. (a)	5,634	111,722
Kinetic Concepts, Inc. (a)	5,038	210,991
Masimo Corp.	4,741	137,821
ResMed, Inc. (a)	12,167	421,465
Steris Corp.	4,760	173,550
Teleflex, Inc.	3,218	173,160
Thoratec Corp. (a)	4,706	133,274

		3,664,250

Health Care Providers & Services — 3.1%
Community Health Systems, Inc. (a)	7,448	278,332
Health Management Associates, Inc., Class A (a)	20,169	192,412
Health Net, Inc. (a)	7,690	209,860
Henry Schein, Inc. (a)	7,426	455,882
Kindred Healthcare, Inc. (a)	3,177	58,361

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
LifePoint Hospitals, Inc. (a)	4,241	$155,857
Lincare Holdings, Inc.	7,856	210,776
Mednax, Inc. (a)	3,838	258,259
Omnicare, Inc.	9,330	236,889
Owens & Minor, Inc.	5,097	150,005
Universal Health Services, Inc., Class B	7,828	339,892
VCA Antech, Inc. (a)	6,935	161,516
WellCare Health Plans, Inc. (a)	3,423	103,443

		2,811,484

Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	15,058	290,168

Hotels, Restaurants & Leisure — 2.2%
Bally Technologies, Inc. (a)	4,314	182,008
Bob Evans Farms, Inc.	2,446	80,620
Boyd Gaming Corp. (a)	4,511	47,817
Brinker International, Inc.	7,429	155,117
The Cheesecake Factory, Inc. (a)	4,769	146,218
Chipotle Mexican Grill, Inc., Class A (a)	2,491	529,736
International Speedway Corp., Class A	2,358	61,709
Life Time Fitness, Inc. (a)	3,371	138,177
Panera Bread Co., Class A (a)	2,442	247,155
Scientific Games Corp., Class A (a)	5,087	50,666
Wendys	25,903	119,672
WMS Industries, Inc. (a)	4,649	210,321

		1,969,216

Household Durables — 1.5%
American Greetings Corp., Class A	3,225	71,466
KB Home	5,811	78,390
MDC Holdings, Inc.	3,035	87,317
Mohawk Industries, Inc. (a)	4,527	256,952
NVR, Inc. (a)	454	313,723
Ryland Group, Inc.	3,551	60,474
Toll Brothers, Inc. (a)	11,614	220,666
Tupperware Corp.	5,082	242,259

		1,331,247

Household Products — 0.9%
Church & Dwight Co., Inc.	5,725	395,140
Energizer Holdings, Inc. (a)	5,680	414,072

		809,212

IT Services — 2.2%
Acxiom Corp. (a)	6,455	110,703
Alliance Data Systems Corp. (a)(c)	4,184	297,189
Broadridge Financial Solutions LLC	10,062	220,660
Convergys Corp. (a)(b)	9,805	129,132
CoreLogic, Inc. (a)	8,381	155,216
DST Systems, Inc.	2,866	127,107
Gartner, Inc., Class A (a)	5,879	195,183
Global Payments, Inc.	6,412	296,299
Lender Processing Services, Inc.	7,349	216,942
Mantech International Corp., Class A (a)	1,815	75,014
NeuStar, Inc., Class A (a)	5,937	154,659

Common Stocks	Shares	Value

IT Services (concluded)
SRA International, Inc., Class A (a)	3,447	$70,491

		2,048,595

Independent Power Producers & Energy Traders — 0.1%
Dynegy, Inc. (a)	8,271	46,483

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	4,908	195,044

Insurance — 3.9%
American Financial Group, Inc.	6,330	204,396
Arthur J. Gallagher & Co.	8,531	248,081
Brown & Brown, Inc. (b)	9,413	225,347
Everest Re Group Ltd.	4,403	373,462
Fidelity National Title Group, Inc., Class A	18,267	249,893
First American Financial Corp.	8,389	125,332
HCC Insurance Holdings, Inc.	9,279	268,534
The Hanover Insurance Group, Inc.	3,630	169,594
Mercury General Corp.	2,867	123,310
Old Republic International Corp.	20,484	279,197
Protective Life Corp.	6,894	183,656
Reinsurance Group of America, Inc.	5,893	316,513
Stancorp Financial Group, Inc.	3,701	167,063
Transatlantic Holdings, Inc.	5,090	262,746
Unitrin, Inc.	4,006	98,307
W.R. Berkley Corp.	9,571	262,054

		3,557,485

Internet Software & Services — 1.0%
AOL, Inc. (a)	8,590	203,669
Digital River, Inc. (a)	3,195	109,972
Equinix, Inc. (a)	3,702	300,824
Rackspace Hosting, Inc. (a)	7,815	245,469
ValueClick, Inc. (a)	6,498	104,163

		964,097

Leisure Equipment & Products — 0.4%
Eastman Kodak Co. (a)	21,639	115,985
Polaris Industries, Inc.	2,727	212,761

		328,746

Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories, Inc., Class A (a)	1,566	162,629
Charles River Laboratories International, Inc. (a)	4,645	165,083
Covance, Inc. (a)	5,219	268,309
Mettler-Toledo International, Inc. (a)	2,642	399,497
Pharmaceutical Product Development, Inc.	9,565	259,594
Techne Corp.	2,984	195,959

		1,451,071

Machinery — 6.3%
AGCO Corp. (a)	7,488	379,342
Bucyrus International, Inc.	6,520	582,888
Crane Co.	3,716	152,616

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	5

Schedule of Investment (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Machinery (concluded)
Donaldson Co., Inc.	6,156	$358,772
Gardner Denver, Inc.	4,223	290,627
Graco, Inc.	4,819	190,109
Harsco Corp.	6,479	183,485
IDEX Corp.	6,590	257,801
Joy Global, Inc.	8,311	720,979
Kennametal, Inc.	6,607	260,712
Lincoln Electric Holdings, Inc.	3,401	221,983
Nordson Corp.	2,733	251,108
Oshkosh Corp. (a)	7,301	257,287
Pentair, Inc.	7,942	289,962
SPX Corp.	4,040	288,820
Terex Corp. (a)	8,764	272,035
Timken Co.	6,486	309,577
Trinity Industries, Inc.	6,418	170,783
Valmont Industries, Inc.	1,718	152,438
Westinghouse Air Brake Technologies Corp.	3,858	204,050

		5,795,374

Marine — 0.3%
Alexander & Baldwin, Inc.	3,321	132,940
Kirby Corp. (a)	4,307	189,723

		322,663

Media — 0.8%
DreamWorks Animation SKG, Inc., Class A (a)	5,764	169,865
Harte-Hanks, Inc.	3,124	39,893
John Wiley & Sons, Inc., Class A	3,734	168,926
Lamar Advertising Co., Class A (a)	4,613	183,782
The New York Times Co., Class A (a)	9,511	93,208
Scholastic Corp.	1,912	56,481

		712,155

Metals & Mining — 1.4%
Carpenter Technology Corp.	3,539	142,409
Commercial Metals Co.	9,203	152,678
Compass Minerals International, Inc.	2,633	235,048
Reliance Steel & Aluminum Co.	6,004	306,804
Steel Dynamics, Inc.	17,468	319,665
Worthington Industries, Inc.	4,470	82,248

		1,238,852

Multi-Utilities — 1.8%
Alliant Energy Corp.	8,921	328,025
Black Hills Corp.	3,159	94,770
MDU Resources Group, Inc.	15,150	307,091
NSTAR	8,336	351,696
OGE Energy Corp.	7,845	357,261
Vectren Corp.	6,571	166,772

		1,605,615

Multiline Retail — 0.8%
99 Cents Only Stores (a)	3,770	60,094
Dollar Tree, Inc. (a)	10,077	565,118
Saks, Inc. (a)	12,949	138,554

		763,766

Office Electronics — 0.2%
Zebra Technologies Corp., Class A (a)	4,549	172,817

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels — 3.3%
Arch Coal, Inc.	13,076	$458,445
Bill Barrett Corp. (a)	3,735	153,621
Cimarex Energy Co.	6,816	603,420
Comstock Resources, Inc. (a)	3,808	93,524
Forest Oil Corp. (a)	9,125	346,476
Frontier Oil Corp.	8,508	153,229
Overseas Shipholding Group, Inc.	2,155	76,330
Patriot Coal Corp. (a)	6,444	124,820
Plains Exploration & Production Co. (a)	11,275	362,379
Quicksilver Resources, Inc. (a)	9,458	139,411
SM Energy Co.	5,074	299,011
Southern Union Co.	10,020	241,181

		3,051,847

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. (a)	10,619	100,456

Personal Products — 0.3%
Alberto-Culver Co.	6,907	255,835

Pharmaceuticals — 1.0%
Endo Pharmaceuticals Holdings, Inc. (a)	9,302	332,175
Medicis Pharmaceutical Corp., Class A	4,879	130,708
Perrigo Co.	6,680	423,044

		885,927

Professional Services — 1.1%
Corporate Executive Board Co.	2,761	103,675
FTI Consulting, Inc. (a)	3,738	139,353
Korn/Ferry International (a)	3,725	86,085
Manpower, Inc.	6,564	411,956
Navigant Consulting, Inc. (a)	4,024	37,021
Towers Watson & Co.	3,645	189,759

		967,849

Real Estate Investment Trusts (REITs) — 7.4%
AMB Property Corp.	13,551	429,702
Alexandria Real Estate Equities, Inc.	4,454	326,300
BRE Properties	5,158	224,373
Camden Property Trust	5,527	298,348
Corporate Office Properties Trust	5,383	188,136
Cousins Properties, Inc.	8,220	68,559
Duke Realty Corp.	20,290	252,813
Equity One, Inc.	3,711	67,466
Essex Property Trust, Inc.	2,522	288,063
Federal Realty Investment Trust	4,951	385,831
Highwoods Properties, Inc.	5,767	183,679
Hospitality Properties Trust	9,934	228,879
Liberty Property Trust	9,191	293,377
The Macerich Co.	10,471	496,011
Mack-Cali Realty Corp.	6,400	211,584
Nationwide Health Properties, Inc.	10,160	369,621
Omega Healthcare Investors, Inc.	7,926	177,860
Potlatch Corp.	3,220	104,811
Rayonier, Inc.	6,484	340,540
Realty Income Corp.	9,424	322,301
Regency Centers Corp.	6,589	278,319
Senior Housing Properties Trust	11,265	247,154

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
SL Green Realty Corp.	6,298	$425,178
UDR, Inc.	14,658	344,756
Weingarten Realty Investors	9,691	230,258

		6,783,919

Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	3,432	288,013

Road & Rail — 1.2%
Con-way, Inc.	4,407	161,164
J.B. Hunt Transport Services, Inc.	7,143	291,506
Kansas City Southern (a)	8,258	395,228
Landstar System, Inc.	3,953	161,836
Werner Enterprises, Inc.	3,565	80,569

		1,090,303

Semiconductors & Semiconductor Equipment — 3.2%
Atmel Corp. (a)	36,882	454,386
Cree, Inc. (a)	8,729	575,154
Fairchild Semiconductor International, Inc. (a)	9,967	155,585
Integrated Device Technology, Inc. (a)	12,355	82,284
International Rectifier Corp. (a)	5,584	165,789
Intersil Corp., Class A	10,008	152,822
Lam Research Corp. (a)	9,897	512,467
RF Micro Devices, Inc. (a)	22,118	162,567
Semtech Corp. (a)	5,019	113,630
Silicon Laboratories, Inc. (a)	3,519	161,944
Skyworks Solutions, Inc. (a)	14,750	422,293

		2,958,921

Software — 4.4%
ACI Worldwide, Inc. (a)	2,672	71,797
Advent Software, Inc. (a)	1,286	74,485
Ansys, Inc. (a)	7,323	381,309
Cadence Design Systems, Inc. (a)	21,504	177,623
Concur Technologies, Inc. (a)	3,669	190,531
Factset Research Systems, Inc.	3,731	349,818
Fair Isaac Corp.	3,210	75,018
Informatica Corp. (a)	7,552	332,514
Jack Henry & Associates, Inc.	6,891	200,873
Mentor Graphics Corp. (a)	8,826	105,912
Micros Systems, Inc. (a)	6,485	284,432
Parametric Technology Corp. (a)	9,485	213,697
Quest Software, Inc. (a)	4,839	134,234
Rovi Corp. (a)	8,464	524,853
Solera Holdings, Inc.	5,653	290,112
Synopsys, Inc. (a)	11,956	321,736
TIBCO Software, Inc. (a)	13,438	264,863

		3,993,807

Specialty Retail — 4.2%
Aaron Rents, Inc., Class A	5,871	119,710
Advance Auto Parts, Inc.	6,764	447,439
Aéropostale, Inc. (a)	7,441	183,346
American Eagle Outfitters, Inc.	15,748	230,393
AnnTaylor Stores Corp. (a)	4,665	127,774
Barnes & Noble, Inc.	3,151	44,587
Chico’s FAS, Inc.	14,293	171,945

Common Stocks	Shares	Value

Specialty Retail (concluded)
Collective Brands, Inc. (a)	5,181	$109,319
Dick’s Sporting Goods, Inc. (a)	7,133	267,488
Dress Barn, Inc. (a)	5,577	147,344
Foot Locker, Inc.	12,528	245,799
Guess?, Inc.	5,109	241,758
J. Crew Group, Inc. (a)	5,145	221,955
Office Depot, Inc. (a)	22,298	120,409
PetSmart, Inc.	9,464	376,857
Rent-A-Center, Inc.	5,164	166,694
Tractor Supply Co.	5,868	284,539
Williams-Sonoma, Inc.	8,543	304,900

		3,812,256

Textiles, Apparel & Luxury Goods — 1.6%
Deckers Outdoor Corp. (a)	3,102	247,353
Fossil, Inc. (a)	4,135	291,435
Hanesbrands, Inc. (a)	7,708	195,783
Phillips-Van Heusen Corp.	5,341	336,536
Timberland Co., Class A (a)	3,106	76,377
Under Armour, Inc., Class A (a)(c)	2,832	155,307
The Warnaco Group, Inc. (a)	3,582	197,261

		1,500,052

Thrifts & Mortgage Finance — 1.4%
Astoria Financial Corp.	6,617	92,043
First Niagara Financial Group, Inc.	16,828	235,255
New York Community Bancorp, Inc. (c)	35,057	660,824
NewAlliance Bancshares, Inc.	8,456	126,671
Washington Federal, Inc.	9,055	153,211

		1,268,004

Tobacco — 0.1%
Universal Corp.	1,915	77,941

Trading Companies & Distributors — 0.7%
GATX Corp.	3,726	131,453
MSC Industrial Direct Co., Class A	3,586	231,978
United Rentals, Inc. (a)	4,872	110,838
Watsco, Inc.	2,242	141,426

		615,695

Water Utilities — 0.3%
Aqua America, Inc. (c)	11,069	248,831

Wireless Telecommunication Services — 0.5%
Syniverse Holdings, Inc. (a)	5,651	174,333
Telephone & Data Systems, Inc.	6,854	250,514
Telephone & Data Systems, Inc., Special Shares	543	17,115

		441,962

Total Long-Term Investments (Cost – $54,852,307) – 98.0%		89,384,251

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.18% (d)(e)	1,435,699	1,435,699

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	7

Schedule of Investment (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.44% (d)(e)(f)	$1,457	$1,457,388

Total Short-Term Securities (Cost – $2,893,087) – 3.2%		2,893,087

Total Investments (Cost – $57,745,394*) – 101.2%		92,277,338
Liabilities in Excess of Other Assets – (1.2)%		(1,134,734)

Net Assets – 100.0%		$91,142,604

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$58,708,640

Gross unrealized appreciation	$33,915,873
Gross unrealized depreciation	(347,175)

Net unrealized appreciation	$33,568,698

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2009	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	8,421,486	(6,985,787)	1,435,699	$4,571
BlackRock Liquidity Series, LLC Money Market Series	$2,279,550	$(822,162)	$1,457,388	$9,985

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (concluded)	Master Mid Cap Index Series

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

16	S&P Mid 400 E-Mini	Chicago Mercantile	March 2011	$1,436,846	$11,634

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$89,384,251	—	—	$89,384,251
Short-Term Securities	1,435,699	$1,457,388	—	2,893,087

Total	$90,819,950	$1,457,388	—	$92,277,338

[1]	See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$11,634	—	—	$11,634

[2]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	9

Statement of Assets and Liabilities	Master Mid Cap Index Series

December 31, 2010

Assets

Investments at value - unaffiliated (including securities loaned of $1,404,743) (cost - $54,852,307)	$89,384,251
Investments at value - affiliated (cost - $2,893,087)	2,893,087
Cash	10
Investments sold receivable	4,171,155
Dividends receivable	75,511
Securities lending income receivable - affiliated	836
Prepaid expenses	12,488

Total assets	96,537,338

Liabilities

Collateral on securities loaned at value	1,457,388
Withdrawals payable to investors	3,904,002
Margin variation payable	10,080
Investment advisory fees payable	663
Other affiliates payable	432
Directors’ fees payable	92
Other accrued expenses payable	22,077

Total liabilities	5,394,734

Net Assets	$91,142,604

Net Assets Consist of

Investors’ capital	$56,599,026
Net unrealized appreciation/depreciation	34,543,578

Net Assets	$91,142,604

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Statement of Operations	Master Mid Cap Index Series

Year Ended December 31, 2010

Investment Income

Dividends - unaffiliated	$1,130,357
Securities lending - affiliated	9,985
Dividends - affiliated	4,571

Total income	1,144,913

Expenses

Investment advisory	8,861
Professional	48,144
Accounting services	32,178
Custodian	21,113
Registration	10,000
Directors	5,229
Printing	4,751
Miscellaneous	7,300

Total expenses	137,576
Less fees waived by advisor	(2,316)
Less fees paid indirectly	(1,549)

Total expenses after fees waived and paid indirectly	133,711

Net investment income	1,011,202

Realized and Unrealized Gain (Loss)

Net realized gain from:
Investments	4,517,222
Financial futures contracts	886,568

5,403,790

Net change in unrealized appreciation/depreciation on:
Investments	14,441,654
Financial futures contracts	(279,782)

14,161,872

Total realized and unrealized gain	19,565,662

Net Increase in Net Assets Resulting from Operations	$20,576,864

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	11

Statements of Changes in Net Assets	Master Mid Cap Index Series

	Year Ended December 31,

	2010	2009
Increase (Decrease) in Net Assets:

Operations

Net investment income	$1,011,202	$1,564,601
Net realized gain (loss)	5,403,790	(6,929,890)
Net change in unrealized appreciation/depreciation	14,161,872	47,329,904

Net increase in net assets resulting from operations	20,576,864	41,964,615

Capital Transactions

Proceeds from contributions	41,742,542	59,598,833
Value of withdrawals	(45,804,867)	(131,544,730)

Net decrease in net assets derived from capital transactions	(4,062,325)	(71,945,897)

Net Assets

Total increase (decrease) in net assets	16,514,539	(29,981,282)
Beginning of year	74,628,065	104,609,347

End of year	$91,142,604	$74,628,065

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Financial Highlights	Master Mid Cap Index Series

	Year Ended December 31,

	2010	2009	2008	2007	2006

Total Investment Return

Total investment return	26.30%	37.13%	(36.25)%	7.98%	10.30%

Ratios to Average Net Assets

Total expenses	0.16%	0.14%	0.14%	0.10%	0.09%

Total expenses after fees waived and paid indirectly	0.15%	0.13%	0.14%	0.10%	0.09%

Net investment income	1.14%	1.36%	1.70%	1.49%	1.61%

Supplemental Data

Net assets, end of year (000)	$91,143	$74,628	$104,609	$167,746	$120,365

Portfolio turnover	32%	31%	33%	23%	28%

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	13

Notes to Financial Statements	Master Mid Cap Index Series

1. Organization and Significant Accounting Policies:

Master Mid Cap Index Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the SEC under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividends and interest on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open

14	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Notes to Financial Statements (continued)	Master Mid Cap Index Series

for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on univested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the return of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date of by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of December 31, 2010

Asset Derivatives

	Statement of Assets and Liabilities Location	Value

Equity	Net unrealized
contracts	appreciation/depreciation*	$11,634

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Year Ended December 31, 2010

Net Realized Gain from

Financial Futures Contracts

Equity contracts	$886,568

Net Change in Unrealized Appreciation/Depreciation on

Financial Futures Contracts

Equity contracts	$(279,782)

For the year ended December 31, 2010, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	26
Average notional value of contracts purchased	$2,079,227

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2010, the Series reimbursed the Manager $1,294 for certain accounting services, which are included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	15

Notes to Financial Statements (concluded)

securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable are shown in the Statement of Assets and Liabilities as securities loaned and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the year ended December 31, 2010, BIM received $2,471 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2010, were $31,218,629 and $26,620,186, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Series may borrow under the credit agreement to fund investor withdrawals. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the year ended December 31, 2010.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

As of December 31, 2010, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Mid Cap Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Mid Cap Index Series of Quantitative Master Series LLC as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Princeton, New Jersey
February 28, 2011

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	17

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested
Directors [1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 95 Portfolios	None

18	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	19

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

20	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, CollegeAccess Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

			36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	21

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

			36 RICs consisting of 95 Portfolios	None

22	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

			36 RICs consisting of 95 Portfolios	None

1

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

2

Date shown is the earliest date a person has served as a Director for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows Directors as joining the Master LLC board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	23

Interested Directors [1]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005.

			169 RICs consisting of 289 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			169 RICs consisting of 289 Portfolios	None

1Mr. Davis is an “interested person” as defined in the 1940 Act, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

24	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Master LLC Officers [1]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	25

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.

1 Officers of the Master LLC serve at the pleasure of the Board.

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Master LLC.

Effective November 16, 2010, Ira Shapiro became Secretary of the Master LLC.

26	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010

Additional Information

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deliotte & Touche LLP
Princeton, NJ 08540

Address of the Series
100 Bellevue Parkway
Wilmington, DE 19809

Availability Of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2010	27

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenntih L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC	$43,330	$43,300	$0	$0	$22,700	$22,700	$62	$0
Master Enhanced International Series of Quantitative Master Series LLC	$43,700	$43,700	$0	$0	$9,200	$9,200	$27	$0
Master Enhanced S&P 500 Series of Quantitative Master Series LLC	$31,500	$31,500	$0	$0	$9,200	$9,200	$151	$0
Master Enhanced Small Cap Series of Quantitative Master Series LLC	$30,500	$30,500	$0	$0	$5,800	$5,800	$35	$0
Master Extended Market Index Series of Quantitative Master Series LLC	$37,000	$39,200	$0	$0	$9,200	$9,200	$49	$0
Master Mid Cap Index Series of Quantitative Master Series LLC	$25,500	$25,500	$0	$0	$9,200	$9,200	$27	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC	$33,539	$425,200
Master Enhanced International Series of Quantitative Master Series LLC	$20,004	$411,700
Master Enhanced S&P 500 Series of Quantitative Master Series LLC	$20,128	$411,700
Master Enhanced Small Cap Series of Quantitative Master Series LLC	$16,612	$408,300
Master Extended Market Index Series of Quantitative Master Series LLC	$20,026	$411,700
Master Mid Cap Index Series of Quantitative Master Series LLC	$20,004	$411,700

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
Quantitative Master Series LLC

Date: March 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Quantitative Master Series LLC

Date: March 4, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Quantitative Master Series LLC

Date: March 4, 2011